UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-02628

Fidelity Municipal Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2017

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Michigan Municipal Income Fund

September 30, 2017

MIR-QTLY-1117
1.807731.113

Investments September 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 96.0%
	Principal Amount	Value
Guam - 1.3%
Guam Gov't. Ltd. Oblig. Rev. Series 2016 A:
5% 12/1/29	$225,000	$256,464
5% 12/1/35	555,000	614,313
5% 12/1/46	2,225,000	2,415,749
Guam Int'l. Arpt. Auth. Rev.:
Series 2013 C, 6.25% 10/1/34 (a)	1,000,000	1,140,400
Series C, 5% 10/1/21 (a)	2,920,000	3,139,000
Guam Pwr. Auth. Rev. Series 2012 A, 5% 10/1/23 (FSA Insured)	1,175,000	1,333,425

TOTAL GUAM		8,899,351

Michigan - 94.7%
Ann Arbor Econ. Dev. Corp. Ltd. Oblig. Rev. (Glacier Hills, Inc. Proj.) 8.375% 1/15/19 (Escrowed to Maturity)	737,000	775,869
Battle Creek School District Series 2016:
5% 5/1/35	2,240,000	2,536,710
5% 5/1/36	1,500,000	1,692,705
5% 5/1/37	1,175,000	1,322,204
Bay City School District Rev.:
5% 11/1/25	1,000,000	1,182,000
5% 11/1/26	1,000,000	1,175,270
5% 11/1/27	700,000	818,006
5% 11/1/28	250,000	290,815
Brandon School District Series 2016 A:
5% 5/1/28	2,515,000	2,940,865
5% 5/1/29	1,250,000	1,454,175
5% 5/1/30	1,250,000	1,446,725
Charter Township of Commerce Gen. Oblig. Series 2009 B, 5.125% 12/1/38 (Pre-Refunded to 12/1/18 @ 100)	970,000	1,015,600
Chelsea School District Series 2008, 5% 5/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,675,000	1,713,592
Chippewa Valley Schools:
Series 2016 A:
5% 5/1/32	1,000,000	1,151,020
5% 5/1/33	1,000,000	1,145,590
5% 5/1/34	1,075,000	1,226,532
5% 5/1/35	775,000	881,268
Series 2016:
5% 5/1/25	1,420,000	1,701,572
5% 5/1/27	555,000	662,459
Clarkston Cmnty. Schools:
Series 2016, 5% 5/1/29	1,500,000	1,749,495
5% 5/1/28	1,745,000	2,045,733
Detroit City School District Series 2005 A, 5.25% 5/1/30 (FSA Insured)	5,000,000	6,147,700
Detroit School District School Bldg. and Site Impt. Series 2012 A:
5% 5/1/18	1,000,000	1,022,390
5% 5/1/24	5,000,000	5,653,000
Detroit Swr. Disp. Rev.:
Series 2001 E, 5.75% 7/1/31 (Pre-Refunded to 7/1/18 @ 100)	1,400,000	1,449,490
Series 2006, 5% 7/1/36	10,000	10,028
Detroit Wtr. Supply Sys. Rev. Series 2006 B, 7% 7/1/36 (Pre-Refunded to 7/1/19 @ 100)	2,700,000	2,977,398
Detroit/Wayne Co. Stadium Auth. Series 2012:
5% 10/1/21 (FSA Insured)	2,000,000	2,195,340
5% 10/1/22 (FSA Insured)	2,645,000	2,941,848
5% 10/1/26 (FSA Insured)	4,850,000	5,360,754
Dexter Cmnty. Schools (School Bldg. and Site Proj.) Series 1998, 5.1% 5/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	505,000	516,984
Farmington Pub. School District Gen. Oblig.:
5% 5/1/25 (FSA Insured)	2,140,000	2,546,215
5% 5/1/26 (FSA Insured)	1,385,000	1,640,491
5% 5/1/27 (FSA Insured)	1,425,000	1,677,040
Ferris State Univ. Rev. Series 2016, 5% 10/1/41	2,000,000	2,252,800
Forest Hills Pub. Schools:
5% 5/1/18	1,650,000	1,688,297
5% 5/1/19	1,375,000	1,458,641
5% 5/1/20	1,575,000	1,719,727
5% 5/1/21	1,575,000	1,763,386
Fraser Pub. School District Series 2006 B, 5% 5/1/29	1,455,000	1,692,660
Genesee County Gen. Oblig. Series 2005, 5% 5/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,505,000	1,509,786
Grand Rapids Cmnty. College Series 2008, 5% 5/1/19 (FSA Insured)	1,315,000	1,345,995
Grand Rapids Pub. Schools 5% 5/1/29 (FSA Insured)	480,000	576,206
Grand Rapids San. Swr. Sys. Rev.:
Series 2012, 5% 1/1/37	1,250,000	1,389,013
Series 2014:
5% 1/1/27	1,300,000	1,523,665
5% 1/1/29	800,000	927,976
5% 1/1/30	2,000,000	2,313,620
Series 2016, 5% 1/1/37	1,250,000	1,431,350
Grand Rapids Wtr. Supply Sys. Series 2016:
5% 1/1/31	250,000	293,448
5% 1/1/32	320,000	373,805
5% 1/1/33	550,000	639,386
5% 1/1/34	500,000	578,865
5% 1/1/35	920,000	1,061,459
5% 1/1/36	385,000	442,673
5% 1/1/41	2,190,000	2,497,410
5% 1/1/46	800,000	907,312
Grand Traverse County Hosp.:
Series 2011 A, 5.375% 7/1/35	2,000,000	2,244,600
Series 2014 A, 5% 7/1/47	1,400,000	1,516,368
Grand Valley Michigan State Univ. Rev.:
Series 2007, 5% 12/1/19 (AMBAC Insured)	500,000	502,925
Series 2014 B:
5% 12/1/25	500,000	586,485
5% 12/1/26	1,900,000	2,227,294
5% 12/1/28	1,800,000	2,095,884
Great Lakes Wtr. Auth. Sew Disp. Sys. Series 2016 C, 5% 7/1/31	7,000,000	7,954,100
Harper Creek Cmnty. School District (School Bldg. & Site Proj.) Series 2008:
4.75% 5/1/27 (Pre-Refunded to 5/1/18 @ 100)	500,000	510,920
5.25% 5/1/21 (Pre-Refunded to 5/1/18 @ 100)	2,000,000	2,049,420
5.25% 5/1/24 (Pre-Refunded to 5/1/18 @ 100)	2,100,000	2,151,891
Hudsonville Pub. Schools:
4% 5/1/24	1,220,000	1,348,161
4% 5/1/25	500,000	548,370
5% 5/1/20	1,000,000	1,094,560
5% 5/1/22	600,000	690,552
5.25% 5/1/41	1,750,000	1,940,295
Ingham, Eaton and Clinton Counties Lansing School District 5% 5/1/22	1,730,000	1,974,657
Jackson County Hosp. Fin. Auth. Hosp. Rev. (Allegiance Health Proj.) Series 2010 A, 5% 6/1/37 (Pre-Refunded to 6/1/20 @ 100)	2,250,000	2,475,720
Kalamazoo Hosp. Fin. Auth. Hosp. Facilities Rev. Series 2016:
5% 5/15/28	780,000	907,304
5% 5/15/29	2,500,000	2,891,475
5% 5/15/30	7,220,000	8,297,224
Kent County Gen. Oblig. Series 2015:
5% 1/1/28	4,655,000	5,557,651
5% 1/1/29	4,390,000	5,212,071
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Spectrum Health Sys. Proj.) Series 2011 A, 5.5% 11/15/25	5,000,000	5,730,800
Kentwood Pub. Schools Series 2012:
4% 5/1/21	1,000,000	1,091,510
4% 5/1/22	1,000,000	1,101,800
L'Anse Creuse Pub. Schools Series 2012, 5% 5/1/23	1,500,000	1,679,970
Lake Orion Cmnty. School District:
5% 5/1/23	1,915,000	2,239,899
5% 5/1/25	3,275,000	3,924,400
Lansing Board of Wtr. & Lt. Util. Rev. 5.5% 7/1/41	5,000,000	5,664,900
Lansing Cmnty. College:
5% 5/1/23	1,135,000	1,298,190
5% 5/1/25	1,540,000	1,752,689
Lapeer Cmnty. Schools Series 2007:
5% 5/1/19 (Pre-Refunded to 5/1/18 @ 100)	1,350,000	1,381,415
5% 5/1/20 (Pre-Refunded to 5/1/18 @ 100)	1,425,000	1,458,160
5% 5/1/22 (Pre-Refunded to 5/1/18 @ 100)	1,395,000	1,427,462
Lenawee Co. Hosp. Fin. Auth. Hosp. Rev. (ProMedica Heathcare Oblig. Group Proj.) Series 2011 B, 6% 11/15/35	3,030,000	3,511,800
Lincoln Consolidated School District Series 2016 A:
5% 5/1/28	2,025,000	2,408,474
5% 5/1/29	1,430,000	1,685,098
5% 5/1/31	500,000	580,455
5% 5/1/32	1,000,000	1,153,520
Macomb Interceptor Drain Drainage District Series 2017 A:
5% 5/1/28	1,200,000	1,477,068
5% 5/1/29	1,000,000	1,223,190
5% 5/1/30	2,000,000	2,431,100
5% 5/1/31	1,000,000	1,206,070
5% 5/1/32	1,500,000	1,799,235
5% 5/1/33	2,100,000	2,505,195
5% 5/1/34	1,750,000	2,077,915
Marquette Board Lt. & Pwr. Elec. Util. Sys. Rev. Series 2016 A:
5% 7/1/29	780,000	910,931
5% 7/1/30	900,000	1,045,773
5% 7/1/31	780,000	901,766
5% 7/1/32	1,000,000	1,150,290
5% 7/1/33	705,000	806,880
Michigan Bldg. Auth. Rev.:
(Facilities Prog.) Series 2015 1, 5% 10/15/50	7,250,000	8,211,858
Series 2009 I, 5.25% 10/15/25 (Assured Guaranty Corp. Insured)	2,000,000	2,160,960
Series 2016:
6% 10/15/38	165,000	173,108
6% 10/15/38 (Pre-Refunded to 10/15/18 @ 100)	1,805,000	1,896,766
Series IA:
5.375% 10/15/41	3,000,000	3,399,150
5.5% 10/15/45	10,000,000	11,391,300
5% 4/15/33	5,000,000	5,809,800
5% 4/15/38	3,000,000	3,441,600
6% 10/15/38 (Pre-Refunded to 10/15/18 @ 100)	3,030,000	3,184,045
Michigan Fin. Auth. Rev.:
(Holland Cmnty. Hosp. Proj.) Series 2013 A:
5% 1/1/33	1,250,000	1,381,925
5% 1/1/40	3,000,000	3,233,130
(Local Govt. Ln. Prog.) Series 2014 D, 5% 7/1/37 (FSA Insured)	1,000,000	1,118,660
Series 2012 A:
4.125% 6/1/32 (Pre-Refunded to 6/1/22 @ 100)	3,000,000	3,361,830
5% 6/1/27 (Pre-Refunded to 6/1/22 @ 100)	125,000	144,989
Series 2012:
5% 11/15/24	660,000	762,782
5% 11/15/25	1,000,000	1,148,350
5% 11/1/26	6,425,000	7,278,112
5% 11/15/26	800,000	914,480
5% 11/15/36	6,220,000	6,978,218
5% 11/1/42	2,000,000	2,163,540
5% 11/15/42	3,120,000	3,467,006
Series 2013:
5% 10/1/25	1,255,000	1,466,267
5% 8/15/30	4,105,000	4,625,842
Series 2014 H1:
5% 10/1/22	1,000,000	1,123,210
5% 10/1/25	2,250,000	2,632,500
5% 10/1/39	8,600,000	9,500,850
Series 2014:
5% 6/1/25	1,000,000	1,184,830
5% 6/1/26	700,000	823,179
5% 6/1/27	700,000	818,440
Series 2015 C:
5% 7/1/26	570,000	658,025
5% 7/1/27	1,215,000	1,393,520
5% 7/1/28	1,500,000	1,709,220
5% 7/1/35	1,000,000	1,115,290
Series 2015 D1:
5% 7/1/34	1,250,000	1,399,563
5% 7/1/35	500,000	558,735
Series 2015:
5% 11/15/26	2,250,000	2,677,365
5% 11/15/27	3,500,000	4,127,270
5% 11/15/28	1,855,000	2,166,362
Series 2016 A, 5% 11/1/44	6,190,000	6,893,555
Series 2016:
5% 1/1/29	1,000,000	1,160,920
5% 1/1/30	1,000,000	1,151,380
5% 1/1/31	1,170,000	1,341,581
5% 1/1/32	1,895,000	2,158,045
5% 1/1/33	1,915,000	2,168,891
5% 1/1/34	1,385,000	1,562,197
5% 11/15/41	5,700,000	6,334,011
5.25% 12/1/41	4,000,000	4,599,520
5% 12/1/27	1,090,000	1,195,632
5% 12/1/27 (Pre-Refunded to 12/1/20 @ 100)	10,000	11,192
Michigan Hosp. Fin. Auth. Rev.:
(McLaren Health Care Corp. Proj.) Series 2008 A, 5.75% 5/15/38 (Pre-Refunded to 5/15/18 @ 100)	6,890,000	7,092,773
(MidMichigan Obligated Group Proj.) Series 2009 A, 6.125% 6/1/39 (Pre-Refunded to 6/1/19 @ 100)	3,740,000	4,052,963
(Sparrow Hosp. Obligated Group Proj.) Series 2007, 5% 11/15/17	535,000	537,498
Bonds:
Series 2010 F3, 1.4%, tender 6/29/18 (b)	6,200,000	6,210,912
Series 2010 F4, 1.95%, tender 4/1/20 (b)	5,530,000	5,612,508
Series 2008 A1, 6.5% 12/1/33 (Pre-Refunded to 12/1/18 @ 100)	3,965,000	4,214,121
Series 2016:
5% 11/15/46	3,500,000	4,030,495
5% 11/15/47	18,000,000	20,681,985
5% 11/15/18	500,000	502,405
5% 11/15/18 (Pre-Refunded to 11/15/17 @ 100)	1,225,000	1,230,831
5% 11/15/19	290,000	291,325
5% 11/15/19 (Pre-Refunded to 11/15/17 @ 100)	710,000	713,380
5% 11/15/20	575,000	577,737
5% 11/15/20 (Pre-Refunded to 11/15/17 @ 100)	1,425,000	1,431,783
5% 11/15/31	1,450,000	1,456,134
6.5% 12/1/33 (Pre-Refunded to 12/1/18 @ 100)	870,000	924,662
6.5% 12/1/33 (Pre-Refunded to 12/1/18 @ 100)	165,000	175,090
Michigan Muni. Bond Auth. Rev. Series 2005, 5% 10/1/23 (Pre-Refunded to 10/1/19 @ 100)	385,000	414,938
Michigan State Univ. Revs. Series 2013 A, 5% 8/15/41	1,125,000	1,275,581
Michigan Strategic Fund Ltd. Oblig. Rev. (Cadillac Place Office Bldg. Proj.) Series 2011, 5.25% 10/15/26	3,585,000	4,100,165
Michigan Trunk Line Fund Rev. Series 2011, 5% 11/15/36	2,000,000	2,247,720
Northview Pub. Schools District Series 2008, 5% 5/1/21 (FSA Insured)	1,070,000	1,092,138
Oakland Univ. Rev.:
Series 2012:
5% 3/1/24	1,170,000	1,324,873
5% 3/1/25	1,225,000	1,378,848
5% 3/1/26	1,290,000	1,447,961
5% 3/1/37	4,000,000	4,427,480
Series 2013 A:
5% 3/1/25	995,000	1,142,399
5% 3/1/26	1,620,000	1,851,952
5% 3/1/27	815,000	928,122
5% 3/1/38	2,900,000	3,208,995
Series 2014:
5% 3/1/28	335,000	385,820
5% 3/1/29	525,000	601,288
5% 3/1/39	3,000,000	3,343,800
Series 2016:
5% 3/1/28	1,150,000	1,368,765
5% 3/1/41	3,475,000	3,949,442
5% 3/1/47	5,000,000	5,647,150
Olivet Cmnty. School District (School Bldg. & Site Proj.) Series 2008:
5.25% 5/1/23 (Pre-Refunded to 5/1/18 @ 100)	1,010,000	1,034,957
5.25% 5/1/27 (Pre-Refunded to 5/1/18 @ 100)	1,135,000	1,163,046
Plainwell Cmnty. School District (School Bldg. & Site Proj.) Series 2008:
5% 5/1/23 (Pre-Refunded to 5/1/18 @ 100)	1,885,000	1,928,864
5% 5/1/28 (Pre-Refunded to 5/1/18 @ 100)	1,000,000	1,023,270
Portage Pub. Schools Series 2016:
5% 11/1/32	2,500,000	2,933,425
5% 11/1/34	1,250,000	1,451,138
5% 11/1/35	1,300,000	1,502,774
5% 11/1/39	755,000	861,085
Ravenna Pub. Schools Gen. Oblig. (2008 School Bldg. and Site Proj.) Series 2008:
5% 5/1/31 (FSA Insured)	2,080,000	2,116,733
5% 5/1/38 (FSA Insured)	1,000,000	1,015,910
Rochester Cmnty. School District:
4% 5/1/19	1,375,000	1,437,631
5% 5/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,475,000	1,532,555
5% 5/1/29	1,625,000	1,934,108
5% 5/1/30	1,700,000	2,010,420
5% 5/1/31	1,500,000	1,758,795
Roseville Cmnty. Schools:
Series 2014:
5% 5/1/24	780,000	929,900
5% 5/1/25	1,000,000	1,206,060
5% 5/1/26	1,385,000	1,658,565
5% 5/1/24	570,000	679,543
5% 5/1/25	1,640,000	1,977,938
5% 5/1/26	1,715,000	2,053,747
5% 5/1/27	1,795,000	2,135,727
5% 5/1/28	1,885,000	2,228,428
Royal Oak Hosp. Fin. Auth. Hosp. Rev.:
(William Beaumont Hosp. Proj.) Series 2009 V:
8% 9/1/29 (Pre-Refunded to 9/1/18 @ 100)	1,945,000	2,068,332
8.25% 9/1/39 (Pre-Refunded to 9/1/18 @ 100)	3,425,000	3,649,920
Series 2014 D:
5% 9/1/26	1,000,000	1,159,420
5% 9/1/27	1,175,000	1,354,000
5% 9/1/28	1,870,000	2,141,730
Saginaw Hosp. Fin. Auth. Hosp. Rev. (Covenant Med. Ctr., Inc.) Series 2010 H, 5% 7/1/30	5,000,000	5,406,850
Saint Clair County Gen. Oblig. 5% 4/1/26	1,495,000	1,694,433
South Haven Gen. Oblig. Series 2009, 5.125% 12/1/33 (Pre-Refunded to 12/1/19 @ 100)	1,000,000	1,086,610
South Lyon Cmnty. Schools Series 2016:
5% 5/1/23	1,575,000	1,840,403
5% 5/1/24	3,200,000	3,795,392
5% 5/1/25	2,355,000	2,821,973
Univ. of Michigan Rev.:
Series 2015, 5% 4/1/46	5,000,000	5,789,600
Series 2017 A:
5% 4/1/42	5,000,000	5,902,400
5% 4/1/47	10,000,000	11,722,900
Warren Consolidated School District:
Series 2016:
5% 5/1/23	810,000	943,682
5% 5/1/33	5,410,000	6,178,869
5% 5/1/34	5,630,000	6,402,886
Series 2017:
4% 5/1/23 (FSA Insured)	750,000	830,040
4% 5/1/24 (FSA Insured)	750,000	834,675
4% 5/1/25 (FSA Insured)	500,000	558,795
Wayne County Arpt. Auth. Rev.:
(Detroit Metropolitan Wayne County Arpt. Proj.) Series 2012 A:
5% 12/1/24	2,875,000	3,315,709
5% 12/1/25	5,120,000	5,904,845
Series 2011 A:
5% 12/1/21 (a)	5,000,000	5,666,500
5% 12/1/22 (a)	5,260,000	5,893,620
Series 2012 A:
5% 12/1/22	2,220,000	2,588,831
5% 12/1/23	2,300,000	2,653,786
Series 2014 C:
5% 12/1/29 (a)	720,000	829,174
5% 12/1/31 (a)	860,000	986,171
5% 12/1/34 (a)	1,655,000	1,857,738
Series 2015 D, 5% 12/1/40 (FSA Insured)	8,165,000	9,282,054
Series 2015 F:
5% 12/1/25 (a)	2,540,000	3,016,377
5% 12/1/27 (a)	4,810,000	5,638,330
Series 2015 G:
5% 12/1/35	5,435,000	6,246,174
5% 12/1/36	5,760,000	6,592,666
West Ottawa Pub. School District:
Series 2012 A:
5% 5/1/25	4,310,000	4,777,851
5% 5/1/26	2,000,000	2,213,440
Series 2014 1:
5% 5/1/30	725,000	829,096
5% 5/1/32	500,000	564,055
5% 5/1/34	900,000	1,012,995
5% 5/1/35	250,000	280,593
Western Michigan Univ. Rev.:
Series 2014:
5% 11/15/17	45,000	45,216
5% 11/15/25	320,000	378,486
5% 11/15/26	400,000	469,656
5% 11/15/28	650,000	754,865
5% 11/15/29	750,000	866,768
5% 11/15/30	855,000	983,917
5% 11/15/31	700,000	802,613
Series 2015 A:
5% 11/15/26	1,000,000	1,181,500
5% 11/15/28	2,505,000	2,925,464
Woodhaven-Brownstown School District County of Wayne:
5% 5/1/36	2,835,000	3,260,959
5% 5/1/38	5,670,000	6,485,006
Ypsilanti School District Series A:
5% 5/1/29	1,305,000	1,509,624
5% 5/1/30	1,550,000	1,785,414
5% 5/1/32	1,750,000	1,994,475
Zeeland Pub. Schools:
5% 5/1/27 (FSA Insured)	1,000,000	1,165,580
5% 5/1/28 (FSA Insured)	500,000	579,065
5% 5/1/29 (FSA Insured)	1,000,000	1,152,200
5% 5/1/30 (FSA Insured)	1,000,000	1,146,310

TOTAL MUNICIPAL NOTES		640,305,937

TOTAL MUNICIPAL BONDS
(Cost $630,078,834)		649,205,288

Municipal Notes - 3.4%
Michigan - 3.4%
Karegnondi Wtr. Auth. Participating VRDN Series Putters 5009, 1.03% 10/2/17 (Liquidity Facility JPMorgan Chase Bank) (b)(c)	4,000,000	$4,000,000
Michigan Strategic Fund Ltd. Oblig. Rev. (Air Products and Chemicals, Inc. Proj.) Series 2007 V1, 0.98% 10/2/17, VRDN (b)	18,730,000	18,730,000
TOTAL MUNICIPAL NOTES
(Cost $22,730,000)		22,730,000
TOTAL INVESTMENT IN SECURITIES - 99.4%
(Cost $652,808,834)		671,935,288
NET OTHER ASSETS (LIABILITIES) - 0.6%		3,985,110
NET ASSETS - 100%		$675,920,398

Security Type Abbreviations

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

 (a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Provides evidence of ownership in one or more underlying municipal bonds.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Pennsylvania Municipal Income Fund

September 30, 2017

PFL-QTLY-1117
1.807743.113

Investments September 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 99.7%
	Principal Amount	Value
Guam - 0.5%
Guam Int'l. Arpt. Auth. Rev. Series 2013 C:
5% 10/1/17 (a)	$600,000	$600,000
6.25% 10/1/34 (a)	700,000	798,280
Guam Pwr. Auth. Rev. Series 2012 A, 5% 10/1/24 (FSA Insured)	900,000	1,018,143

TOTAL GUAM		2,416,423

Pennsylvania - 98.0%
Adams County Indl. Dev. Auth. Rev. (Gettysburg College Proj.) Series 2010, 5% 8/15/24	1,000,000	1,094,880
Allegheny County Series C:
5% 12/1/28	1,000,000	1,171,540
5% 12/1/30	1,365,000	1,587,440
Allegheny County Arpt. Auth. Rev. Series 2006 B:
5% 1/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (a)	3,190,000	3,512,350
5% 1/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (a)	1,650,000	1,852,571
Allegheny County Higher Ed. Bldg. Auth. Univ. Rev. Series 2017, 5% 8/1/29	2,700,000	3,329,883
Allegheny County Sanitation Auth. Swr. Rev.:
Series 2010, 5% 6/1/40 (FSA Insured)	6,690,000	7,295,177
5% 12/1/29 (Build America Mutual Assurance Insured)	3,905,000	4,580,643
Berks County Muni. Auth. Rev. Series 2012 A, 5% 11/1/40	3,590,000	3,910,946
Bethlehem Wtr. Auth. Rev. Series 2014:
5% 11/15/19 (Build America Mutual Assurance Insured)	1,000,000	1,070,470
5% 11/15/20 (Build America Mutual Assurance Insured)	1,000,000	1,099,740
Bucks County Cmnty. College Auth. College Bldg. Rev. 5% 6/15/28 (Pre-Refunded to 6/15/18 @ 100)	250,000	257,115
Butler County Hosp. Auth. Hosp. Rev. (Butler Health Sys. Proj.):
Series 2009 B, 7.125% 7/1/29 (Pre-Refunded to 7/1/19 @ 100)	1,035,000	1,140,715
Series 2015 A:
5% 7/1/26	500,000	576,465
5% 7/1/27	490,000	562,241
5% 7/1/28	540,000	618,635
5% 7/1/29	710,000	811,530
5% 7/1/30	685,000	779,749
5% 7/1/35	1,885,000	2,101,172
5% 7/1/39	6,675,000	7,367,531
Central Bradford Prog. Auth. Rev. Series 2011, 5.375% 12/1/41	2,000,000	2,199,220
Centre County Pennsylvania Hosp. Auth. Rev. (Mount Nittany Med. Ctr. Proj.):
Series 2011, 7% 11/15/46 (Pre-Refunded to 11/15/21 @ 100)	2,000,000	2,458,200
Series 2016 A:
4% 11/15/32	350,000	368,841
4% 11/15/34	250,000	261,095
4% 11/15/35	200,000	208,156
5% 11/15/28	840,000	981,288
5% 11/15/29	825,000	958,535
5% 11/15/30	685,000	792,100
5% 11/15/46	6,605,000	7,329,106
Series 2016 B:
4% 11/15/40	600,000	615,042
4% 11/15/47	3,605,000	3,667,439
Commonwealth Fing. Auth. Rev. Series 2013 A2:
5% 6/1/24	800,000	908,576
5% 6/1/25	1,175,000	1,333,343
5% 6/1/26	1,250,000	1,417,263
5% 6/1/42	12,000,000	13,074,471
Cumberland County Muni. Auth. Rev. (Dickinson College Proj.):
Series 2012:
5% 11/1/37	1,520,000	1,697,050
5% 11/1/42	3,000,000	3,299,880
Series 2016:
5% 5/1/30	1,000,000	1,175,880
5% 5/1/31	500,000	585,015
5% 5/1/32	750,000	873,165
5% 5/1/33	2,210,000	2,560,152
5% 5/1/34	1,000,000	1,153,520
Dauphin County Gen. Auth.:
(Pinnacle Health Sys. Proj.) Series 2016 A:
5% 6/1/34	1,275,000	1,454,609
5% 6/1/35	1,000,000	1,136,800
5% 6/1/36	500,000	566,375
5% 6/1/42	7,410,000	7,986,350
Delaware County Auth. College Rev. (Haverford College Proj.) Series 2010 A, 5% 11/15/31 (Pre-Refunded to 11/15/20 @ 100)	4,090,000	4,572,007
Delaware County Auth. Univ. Rev.:
Series 2010, 5.25% 12/1/31 (Pre-Refunded to 12/1/19 @ 100)	2,450,000	2,668,712
Series 2012:
5% 8/1/21	350,000	396,515
5% 8/1/22	300,000	347,352
Doylestown Hosp. Auth. Hosp. Rev.:
Series 2013 A, 5% 7/1/27	2,500,000	2,738,425
Series 2016 A, 5% 7/1/46	3,500,000	3,747,905
Erie County Hosp. Auth. Rev. (Saint Vincent Health Ctr. Proj.) Series 2010 A, 7% 7/1/27	2,750,000	2,951,823
Fox Chapel Area School District Series 2013:
4% 8/1/22	500,000	556,270
5% 8/1/31	3,080,000	3,549,731
5% 8/1/34	1,000,000	1,144,340
Franklin County Indl. Dev. Auth. (The Chambersburg Hosp. Proj.) Series 2010:
5.3% 7/1/30	1,770,000	1,921,707
5.375% 7/1/42	2,130,000	2,271,496
Geisinger Auth. Health Sys. Rev.:
Series 2014 A, 4% 6/1/41	2,000,000	2,066,100
Series 2017 A2, 5% 2/15/39	1,880,000	2,158,503
Indiana County Hosp. Auth. Series 2014 A:
5% 6/1/20	650,000	690,697
6% 6/1/39	1,625,000	1,786,363
Lancaster County Hosp. Auth. Health Ctr. Rev. Series 2016:
5% 8/15/31	1,000,000	1,178,520
5% 8/15/33	1,000,000	1,165,670
5% 8/15/34	1,000,000	1,160,570
5% 8/15/36	1,000,000	1,152,980
Lehigh County Gen. Purp. Auth. Rev. (Muhlenberg College Proj.) Series 2017, 5% 2/1/39	4,000,000	4,538,520
Lower Paxton Township Series 2014:
5% 4/1/40	3,420,000	3,879,169
5% 4/1/44	1,295,000	1,460,643
Luzerne County Indl. Dev. Auth. Wtr. Facilities Rev. (Pennsylvania-American Wtr. Co. Proj.) Series 2009, 5.5% 12/1/39	2,500,000	2,709,025
Lycoming County Auth. Health Sys. Rev. (Susquehanna Health Sys.) Series 2009 A, 5.5% 7/1/21	3,500,000	3,745,105
Monroe County Hosp. Auth. Rev.:
(Pocono Med. Ctr. Proj.) Series 2012 A:
5% 1/1/32 (Pre-Refunded to 1/1/22 @ 100)	1,400,000	1,611,946
5% 1/1/41 (Pre-Refunded to 1/1/22 @ 100)	3,240,000	3,730,504
Series 2016, 5% 7/1/33	3,675,000	4,163,922
Monroeville Fin. Auth. UPMC Rev. Series 2012, 5% 2/15/26	1,500,000	1,811,670
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.) Series 2012 A:
5% 6/1/23	3,850,000	4,392,812
5% 6/1/24	1,500,000	1,702,860
Montgomery County Higher Ed. & Health Auth. Rev.:
Series 2014 A:
4% 10/1/19	185,000	192,679
5% 10/1/20	215,000	233,853
5% 10/1/21	245,000	272,087
5% 10/1/22	275,000	309,983
5% 10/1/23	305,000	348,298
5% 10/1/24	335,000	385,883
5% 10/1/25	750,000	846,023
5% 10/1/26	1,000,000	1,117,320
5% 10/1/27	1,000,000	1,110,680
Series 2016 A, 5% 10/1/40	4,000,000	4,268,520
Montgomery County Indl. Dev. Auth. Series 2017:
5% 12/1/33	2,150,000	2,561,919
5% 12/1/35	1,000,000	1,181,340
5% 12/1/36	2,660,000	3,130,075
5% 12/1/37	1,515,000	1,777,156
Montour School District Series 2015 A:
5% 4/1/41	1,000,000	1,126,830
5% 4/1/42	1,000,000	1,125,330
Northampton County Gen. Purp. Auth. Hosp. Rev. (St. Luke's Hosp. Proj.) Series 2010 A, 5.25% 8/15/18	1,450,000	1,499,692
Pennsylvania Econ. Dev. Auth. Governmental Lease (Forum Place Proj.) Series 2012:
5% 3/1/24	1,745,000	1,961,799
5% 3/1/25	3,255,000	3,646,251
Pennsylvania Gen. Oblig.:
First Series 2008, 5% 5/15/27 (Pre-Refunded to 5/15/18 @ 100)	805,000	824,988
Second Series 2009, 5% 4/15/25 (Pre-Refunded to 4/15/19 @ 100)	500,000	530,200
Series 2012, 5% 6/1/25	10,000,000	11,409,900
Series 2013, 5% 10/15/27	2,255,000	2,615,439
Series 2015 1, 5% 3/15/31	7,000,000	8,079,820
Series 2015, 5% 3/15/33	2,880,000	3,292,934
Series 2016, 5% 9/15/29	7,000,000	8,254,120
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(Thomas Jefferson Univ. Proj.) Series 2012:
5% 3/1/18	250,000	254,005
5% 3/1/20	300,000	324,696
5% 3/1/22	275,000	311,776
5% 3/1/23	585,000	667,871
5% 3/1/42	3,950,000	4,330,859
First Series 2012:
5% 4/1/20	750,000	817,890
5% 4/1/21	500,000	560,270
5% 4/1/22	600,000	687,288
5% 4/1/23	800,000	911,168
5% 4/1/24	1,100,000	1,251,833
Series 2010 E, 5% 5/15/31	2,500,000	2,695,550
Series 2010, 5% 9/1/30 (Pre-Refunded to 9/1/20 @ 100)	1,150,000	1,277,087
Series 2011 A, 5% 9/1/41 (Pre-Refunded to 3/1/21 @ 100)	2,000,000	2,253,960
Series 2016:
5% 5/1/33	1,300,000	1,495,325
5% 5/1/34	2,500,000	2,863,425
5% 5/1/35	2,000,000	2,282,640
Series AT-1 5% 6/15/31	10,000,000	11,814,900
Pennsylvania Pub. School Bldg. Auth. School Rev. (The School District of Harrisburg Proj.):
Series 2014 B2:
5% 12/1/24 (Build America Mutual Assurance Insured)	1,250,000	1,463,525
5% 12/1/25 (Build America Mutual Assurance Insured)	1,250,000	1,458,150
5% 12/1/26 (Build America Mutual Assurance Insured)	1,250,000	1,451,913
5% 12/1/27 (Build America Mutual Assurance Insured)	1,010,000	1,164,570
Series 2016 A, 5% 12/1/28 (FSA Insured)	5,690,000	6,781,285
Pennsylvania State Univ.:
Series 2010, 5% 3/1/40	4,385,000	4,750,314
Series 2015 A:
5% 9/1/30	1,100,000	1,307,548
5% 9/1/31	1,415,000	1,674,143
Pennsylvania Tpk. Commission Tpk. Rev.:
(Sub Lien Proj.) Series 2017 B-1, 5% 6/1/34	5,000,000	5,738,200
Series 2013 A2, 0% 12/1/38 (b)	2,500,000	2,649,350
Series 2014 A, 5% 12/1/31	865,000	1,002,267
Series 2014 A2, 0% 12/1/40 (b)	5,500,000	4,399,450
Series 2016 A1, 5% 12/1/46	5,000,000	5,639,600
Series 2017 A1:
5% 12/1/30 (c)	3,500,000	4,195,975
5% 12/1/31 (c)	2,000,000	2,384,020
5% 12/1/33 (c)	1,500,000	1,767,720
Philadelphia Gas Works Rev.:
(1998 Gen. Ordinance Proj.) Seventh Series, 5% 10/1/37 (Pre-Refunded to 10/1/17 @ 100)	5,245,000	5,245,000
Series 9, 5.25% 8/1/40	5,300,000	5,789,508
5% 8/1/29	2,000,000	2,325,600
5% 8/1/30	1,500,000	1,736,175
5% 8/1/31	1,100,000	1,267,343
5% 10/1/33	1,500,000	1,733,685
5% 10/1/34	500,000	575,340
Philadelphia Gen. Oblig.:
Series 2008 A, 5.25% 12/15/32 (Pre-Refunded to 12/15/18 @ 100)	4,000,000	4,202,720
Series 2017 A, 5% 8/1/30	1,500,000	1,756,440
Philadelphia Hospitals & Higher Ed. Facilities Auth. Health Systems Rev. (Jefferson Health Sys. Proj.) Series 2010 B, 5.25% 5/15/30 (Pre-Refunded to 5/15/20 @ 100)	4,000,000	4,416,040
Philadelphia Hospitals & Higher Ed. Facilities Auth. Hosp. Rev. (Children's Hosp. of Philadelphia Proj.) Series 2011 D, 5% 7/1/32	2,500,000	2,806,700
Philadelphia Redev. Auth. Rev.:
Series 2012:
5% 4/15/21	1,000,000	1,105,810
5% 4/15/25	2,230,000	2,489,817
Series 2015 A, 5% 4/15/29	3,000,000	3,419,220
Philadelphia School District:
Series 2010 C, 5% 9/1/21	4,000,000	4,340,000
Series 2016 F, 5% 9/1/34	4,000,000	4,436,400
Philadelphia Wtr. & Wastewtr. Rev.:
Series 2010 C, 5% 8/1/40 (Pre-Refunded to 8/1/20 @ 100)	4,000,000	4,329,360
Series 2011 A, 5% 1/1/41	2,715,000	2,949,033
Series 2015 B, 5% 7/1/30	3,500,000	4,074,980
Series 2017 B:
5% 11/1/29	3,000,000	3,631,710
5% 11/1/30	3,700,000	4,449,990
Pittsburgh & Allegheny County Sports & Exhibition Auth. Series 2012, 5% 2/1/25 (FSA Insured)	2,250,000	2,558,003
Pittsburgh Gen. Oblig.:
Series 2012 A, 5% 9/1/22	2,000,000	2,307,640
Series 2014:
5% 9/1/23 (Build America Mutual Assurance Insured)	575,000	675,614
5% 9/1/28 (Build America Mutual Assurance Insured)	1,300,000	1,515,839
5% 9/1/29 (Build America Mutual Assurance Insured)	1,015,000	1,181,419
5% 9/1/31 (Build America Mutual Assurance Insured)	1,165,000	1,343,991
5% 9/1/32 (Build America Mutual Assurance Insured)	1,000,000	1,148,860
Pittsburgh School District:
Series 2012 A, 5% 9/1/21 (FSA Insured)	4,000,000	4,536,360
Series 2014 A, 5% 9/1/23	1,000,000	1,163,040
Series 2015:
4% 9/1/19 (FSA Insured)	895,000	943,070
5% 9/1/20 (FSA Insured)	1,050,000	1,161,258
5% 9/1/21 (FSA Insured)	730,000	829,375
5% 9/1/22 (FSA Insured)	885,000	1,027,016
5% 9/1/23 (FSA Insured)	1,085,000	1,282,188
Reading School District Series 2017:
5% 3/1/35 (FSA Insured)	1,000,000	1,154,040
5% 3/1/36 (FSA Insured)	1,050,000	1,207,112
5% 3/1/37 (FSA Insured)	1,600,000	1,833,792
South Fork Muni. Auth. Hosp. Rev. (Conemaugh Health Sys. Proj.) Series 2010, 5.25% 7/1/23 (Pre-Refunded to 7/1/20 @ 100)	1,000,000	1,109,860
Southcentral Pennsylvania Gen. Auth. Rev.:
Series 2015:
4% 12/1/30	1,010,000	1,030,422
5% 12/1/20	30,000	32,781
5% 12/1/21	145,000	161,729
5% 12/1/22	15,000	16,968
5% 12/1/25	1,285,000	1,492,977
5% 12/1/27	1,480,000	1,688,206
5% 12/1/29	1,000,000	1,131,410
6% 6/1/25 (Pre-Refunded to 6/1/18 @ 100)	1,420,000	1,466,548
6% 6/1/25 (Pre-Refunded to 6/1/18 @ 100)	1,080,000	1,115,770
State Pub. School Bldg. Auth. College Rev.:
(Delaware County Cmnty. College Proj.) Series 2008, 5% 10/1/20 (Pre-Refunded to 4/1/18 @ 100)	1,000,000	1,019,980
(Montgomery County Cmnty. College Proj.) Series 2008:
5% 5/1/27 (Pre-Refunded to 5/1/18 @ 100)	1,775,000	1,816,304
5% 5/1/28 (Pre-Refunded to 5/1/18 @ 100)	1,000,000	1,023,270
Univ. of Pittsburgh Commonwealth Sys. of Higher Ed. (Univ. Cap. Proj.):
Series 2000 B, 5.25% 9/15/34 (Pre-Refunded to 9/15/19 @ 100)	2,000,000	2,161,700
Series 2007 B, 5.25% 9/15/28 (Pre-Refunded to 9/15/19 @ 100)	2,500,000	2,702,125
West Mifflin Area School District Series 2016:
5% 4/1/24 (FSA Insured)	1,250,000	1,427,413
5% 4/1/26 (FSA Insured)	1,000,000	1,156,290
5% 4/1/28 (FSA Insured)	1,390,000	1,594,747
West Shore Area Auth. Hosp. Rev.:
(Holy Spirit Hosp. Charity Proj.) Series 2011 B, 6% 1/1/28 (Pre-Refunded to 1/1/22 @ 100)	7,375,000	8,794,983
Series 2011 B, 5.75% 1/1/41	1,500,000	1,720,500
Westmoreland County Indl. Dev. Auth. Rev. (Excela Health Proj.) Series 2010 A:
5% 7/1/19	1,000,000	1,063,240
5% 7/1/25	4,465,000	4,844,570
5.25% 7/1/20	1,000,000	1,087,460
Westmoreland County Muni. Auth. Muni. Svc. Rev. Series 2001 A:
0% 8/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000,000	4,863,350
0% 8/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500,000	2,384,975
0% 8/15/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,550,000	5,945,370

TOTAL PENNSYLVANIA		466,288,254

Pennsylvania, New Jersey - 1.2%
Delaware River Joint Toll Bridge Commission Pennsylvania-New Jersey Bridge Rev. Series 2012 A:
5% 7/1/22	500,000	578,850
5% 7/1/23	1,000,000	1,148,310
Delaware River Port Auth. Pennsylvania & New Jersey Rev. Series 2010 D, 5% 1/1/30	3,500,000	3,772,510

TOTAL PENNSYLVANIA, NEW JERSEY		5,499,670

TOTAL MUNICIPAL BONDS
(Cost $456,764,151)		474,204,347
TOTAL INVESTMENT IN SECURITIES - 99.7%
(Cost $456,764,151)		474,204,347
NET OTHER ASSETS (LIABILITIES) - 0.3%		1,327,768
NET ASSETS - 100%		$475,532,115

Legend

 (a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (b) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

 (c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Ohio Municipal Income Fund

September 30, 2017

OFR-QTLY-1117
1.807742.113

Investments September 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 99.8%
	Principal Amount	Value
Guam - 1.7%
Guam Gov't. Ltd. Oblig. Rev. Series 2016 A:
5% 12/1/21	$2,000,000	$2,235,400
5% 12/1/28	2,500,000	2,866,725
5% 12/1/32	2,500,000	2,804,575
Guam Int'l. Arpt. Auth. Rev. Series 2013 C:
5% 10/1/18 (a)	950,000	978,434
6.25% 10/1/34 (a)	900,000	1,026,360
Guam Pwr. Auth. Rev. Series 2012 A, 5% 10/1/23 (FSA Insured)	1,000,000	1,134,830

TOTAL GUAM		11,046,324

Ohio - 98.1%
Akron Bath Copley Hosp. District Rev.:
(Children's Hosp. Med. Ctr. Proj.) Series 2012:
5% 11/15/22	1,000,000	1,140,180
5% 11/15/23	3,245,000	3,679,862
Series 2016:
5% 11/15/22	1,020,000	1,154,303
5.25% 11/15/34	1,500,000	1,709,610
5.25% 11/15/41	5,295,000	5,929,765
Allen County Hosp. Facilities Rev. (Catholic Healthcare Partners Proj.) Series 2010 B, 5.25% 9/1/27	5,000,000	5,502,000
American Muni. Pwr., Inc. Rev.:
(AMP Freemont Energy Ctr. Proj.):
Series 2012 B, 5.25% 2/15/26	6,875,000	7,888,444
Series 2012, 5.25% 2/15/28	8,040,000	9,210,544
(Prairie State Energy Campus Proj.) Series 2015:
5% 2/15/28	3,995,000	4,602,200
5% 2/15/42	3,000,000	3,312,330
5% 2/15/38	240,000	242,832
Beavercreek City School District Series 2015:
5% 12/1/28	1,500,000	1,792,185
5% 12/1/29	1,500,000	1,783,380
Bowling Green Univ. Gen. Receipts Series 2016 A:
5% 6/1/42	1,000,000	1,131,410
5% 6/1/44	6,080,000	6,855,686
Butler County Hosp. Facilities Rev.:
(Kettering Health Network Obligated Group Proj.) Series 2011, 6.375% 4/1/36	5,030,000	5,769,159
(UC Health Proj.) 5.5% 11/1/40	2,030,000	2,228,270
Series 2016 X:
5% 5/15/31	3,225,000	3,986,423
5% 5/15/32	3,950,000	4,900,370
Cincinnati City School District Ctfs. of Prtn. (Cincinnati City School District School Impt. Proj.) 5% 12/15/26	4,000,000	4,701,120
Cincinnati Gen. Oblig. Series 2015, 5.25% 12/1/29	4,285,000	5,184,850
Cincinnati Wtr. Sys. Rev. Series 2015 A, 5% 12/1/40	3,260,000	3,800,606
Cleveland Gen. Oblig.:
Series 2012, 5% 12/1/25	2,350,000	2,707,717
Series 2015:
5% 12/1/26	1,500,000	1,808,415
5% 12/1/27	2,000,000	2,396,380
5% 12/1/29	1,250,000	1,481,400
Series C:
5.25% 11/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,100,000	1,231,560
5.25% 11/15/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,145,000	1,318,742
5.25% 11/15/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,210,000	1,424,823
5.25% 11/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,885,000	2,263,659
Cleveland Heights & Univ. Heights County School District Series 2014, 4.5% 12/1/47	3,000,000	3,211,590
Cleveland Muni. School District:
Series 2013, 5% 12/1/24	1,255,000	1,458,787
Series 2015 A:
5% 12/1/24	3,725,000	4,328,897
5% 12/1/27	1,750,000	2,019,500
Cleveland Ohio Wtr. Poll. Ctl. Rev. Series 2016:
5% 11/15/34	1,190,000	1,368,607
5% 11/15/35	1,245,000	1,427,019
5% 11/15/36	450,000	514,049
5% 11/15/45	2,000,000	2,252,440
Cleveland Pub. Pwr. Sys. Rev. Series 2016 A, 5% 11/15/22 (FSA Insured)	3,970,000	4,600,873
Cleveland State Univ. Gen. Receipts Series 2012:
5% 6/1/24	1,920,000	2,173,459
5% 6/1/25	2,500,000	2,828,950
5% 6/1/26	3,075,000	3,478,286
Cleveland Wtr. Rev.:
Series 2012 X, 5% 1/1/42	5,465,000	6,067,626
Series 2015 Y:
4% 1/1/28	650,000	713,518
4% 1/1/29	1,040,000	1,132,778
4% 1/1/30	1,000,000	1,080,180
Cleveland-Cuyahoga County Port Auth. Dev. Lease Rev. (Administrative Headquarters Proj.) Series 2013, 5% 7/1/37	3,000,000	3,678,600
Columbus City School District:
5% 12/1/30	8,255,000	9,909,880
5% 12/1/31	5,000,000	5,980,800
Columbus Gen. Oblig.:
Series 2012 A, 4% 2/15/27	8,000,000	8,871,600
Series 2014 A, 4% 2/15/28	5,000,000	5,557,000
Columbus Metropolitan Library Facility Series 2012 1:
5% 12/1/23	530,000	592,105
5% 12/1/23 (Pre-Refunded to 12/1/20 @ 100)	470,000	525,230
Cuyahoga County Gen. Oblig. Series 2012 A:
4% 12/1/27	1,575,000	1,675,973
5% 12/1/25	765,000	854,138
Cuyahoga County Hosp. Rev. Series 2017:
5% 2/15/26	1,750,000	1,989,190
5% 2/15/27	1,700,000	1,939,972
5% 2/15/28	2,385,000	2,701,084
5% 2/15/30	3,000,000	3,348,990
5% 2/15/31	1,500,000	1,653,105
5% 2/15/32	1,450,000	1,589,577
Dayton Gen. Oblig.:
4% 12/1/22	750,000	810,083
4% 12/1/25	1,540,000	1,648,539
Dublin Gen. Oblig.:
4% 12/1/27	500,000	567,685
4% 12/1/28	395,000	445,639
Fairfield County Hosp. Facilities Rev. (Fairfield Med. Ctr. Proj.) Series 2013, 5.25% 6/15/43	5,000,000	5,291,950
Fairview Park Gen. Oblig. Series 2012:
4% 12/1/22	1,225,000	1,362,996
4% 12/1/23	1,395,000	1,552,872
4% 12/1/24	1,490,000	1,651,620
Forest Hills Local School District Series 2015, 5% 12/1/46	5,000,000	5,684,800
Franklin County Convention Facilities Auth. Tax & Lease Rev. Series 2014:
5% 12/1/25	1,250,000	1,493,488
5% 12/1/26	3,045,000	3,629,183
5% 12/1/32	5,920,000	6,939,779
Franklin County Hosp. Facilities Rev.:
(Ohiohealth Corp. Proj.) Series 2015, 5% 5/15/40	3,600,000	4,079,016
Series 2016 C:
4% 11/1/40	3,000,000	3,106,260
5% 11/1/33	2,610,000	3,039,319
5% 11/1/34	2,155,000	2,497,817
Granville Exempted Village School District:
5% 12/1/26	1,720,000	2,090,832
5% 12/1/27	1,165,000	1,409,370
5% 12/1/30	1,130,000	1,348,384
5% 12/1/31	600,000	712,530
Greater Cleveland Reg'l. Transit Auth. Series 2012:
5% 12/1/23	660,000	756,571
5% 12/1/23 (Pre-Refunded to 12/1/21 @ 100)	340,000	390,194
5% 12/1/24	1,185,000	1,357,868
5% 12/1/24 (Pre-Refunded to 12/1/21 @ 100)	615,000	705,792
Hamilton City School District Series 2015:
3.5% 12/1/31	1,500,000	1,543,080
5% 12/1/26	1,500,000	1,799,910
5% 12/1/28	1,550,000	1,838,300
Hamilton County Convention Facilities Auth. Rev. Series 2014:
5% 12/1/26	1,000,000	1,138,230
5% 12/1/27	3,825,000	4,332,731
Hamilton County HealthCare Facilities Rev. (The Christ Hosp. Proj.) Series 2012:
5.25% 6/1/24	3,000,000	3,443,310
5.25% 6/1/27	3,000,000	3,423,150
Hamilton County Healthcare Rev. (Life Enriching Cmntys. Proj.) Series 2016:
5% 1/1/31	1,350,000	1,483,718
5% 1/1/36	2,800,000	3,021,340
Hamilton County Hosp. Facilities Rev. (Children's Hosp. Med. Ctr. Proj.) Series 2014 S, 5% 5/15/26	5,000,000	5,925,200
Hamilton County Student Hsg. Rev. (Stratford Heights Proj.) Series 2010, 5% 6/1/30 (FSA Insured)	2,500,000	2,689,975
Hancock County Hosp. Facilities Rev. (Blanchard Valley Reg'l. Health Ctr. Proj.) Series 2011 A:
5% 12/1/21	1,500,000	1,669,290
6.25% 12/1/34	4,100,000	4,704,258
Kent State Univ. Revs.:
Series 2009 B:
5% 5/1/26	335,000	353,750
5% 5/1/28	415,000	437,427
5% 5/1/29	85,000	89,525
5% 5/1/30	95,000	99,981
Series 2012 A:
5% 5/1/24	1,385,000	1,576,933
5% 5/1/25	1,500,000	1,706,460
5% 5/1/26	1,600,000	1,818,720
Series 2016:
5% 5/1/29	2,000,000	2,373,640
5% 5/1/30	1,000,000	1,180,070
Kettering City School District Series 2017:
5% 12/1/21	1,775,000	2,029,304
5% 12/1/23	1,255,000	1,491,404
5% 12/1/25	1,080,000	1,316,466
Lake County Hosp. Facilities Rev. Series 2015:
5% 8/15/27	770,000	892,961
5% 8/15/45	11,000,000	11,975,694
Lakewood City School District Series 2014 C:
5% 12/1/25	1,300,000	1,564,732
5% 12/1/27	3,215,000	3,836,524
Lancaster Ohio City School District Series 2012:
5% 10/1/37	2,000,000	2,287,920
5% 10/1/49	3,000,000	3,354,570
Lucas County Hosp. Rev.:
(ProMedica Healthcare Oblig. Group Proj.):
Series 2008 D, 5% 11/15/38	1,090,000	1,128,739
Series 2011 A, 6.5% 11/15/37	2,800,000	3,316,180
Series 2011 D:
5% 11/15/22	1,000,000	1,139,200
5% 11/15/25	5,000,000	5,627,800
Lucas-Plaza Hsg. Dev. Corp. Mtg. Rev. (The Plaza Section 8 Assisted Proj.) Series 1991 A, 0% 6/1/24 (Escrowed to Maturity)	9,000,000	7,898,220
Miami Univ. Series 2012, 4% 9/1/28	2,195,000	2,359,910
Miamisburg City School District Series 2016:
4% 12/1/32	510,000	548,189
5% 12/1/28	500,000	601,150
5% 12/1/29	300,000	358,224
Middleburg Heights Hosp. Rev.:
Series 2011, 5.25% 8/1/41	3,000,000	3,292,350
Series 2012 A, 5% 8/1/47	5,725,000	6,308,893
Milford Exempt Village School District Series 2015:
3.5% 12/1/31	500,000	515,600
5% 12/1/28	1,400,000	1,668,422
Montgomery County Rev. (Catholic Health Initiatives Proj.) Series 2008 D, 6.25% 10/1/33	2,500,000	2,610,175
Muskingum County Hosp. Facilities (Genesis Healthcare Sys. Obligated Group Proj.) Series 2013:
5% 2/15/44	3,755,000	3,910,645
5% 2/15/48	3,495,000	3,633,018
North Olmsted City School District Series 2015 A:
5% 12/1/26	665,000	777,565
5% 12/1/27	220,000	256,546
5% 12/1/28	365,000	424,488
5% 12/1/29	500,000	580,865
5% 12/1/30	750,000	869,423
Northeast Ohio Reg'l. Swr. District Wastewtr. Rev.:
Series 2014, 5% 11/15/44	8,815,000	10,119,444
Series 2017, 4% 11/15/34 (b)	4,275,000	4,675,995
Northmont City School District Series 2012 A, 5% 11/1/49	5,000,000	5,421,000
Northwest Local School District Series 2015, 5% 12/1/45	2,980,000	3,353,930
Ohio Bldg. Auth. (Adult Correctional Bldg. Fund Proj.) Series 2010 A, 5% 10/1/24	6,030,000	6,677,562
Ohio Gen. Oblig.:
Series 2012 A:
5% 2/1/26	1,000,000	1,140,520
5% 2/1/27	5,000,000	5,698,600
Series 2014 C, 4% 3/1/25	5,000,000	5,597,550
Series 2015 C, 5% 11/1/28	5,955,000	7,154,277
Series 2016 A, 5% 2/1/31	4,255,000	5,050,132
Series Q, 5% 4/1/25	1,845,000	2,116,861
Ohio Higher Edl. Facility Commission Rev.:
(Case Western Reserve Univ. Proj.):
Series 1990 B, 6.5% 10/1/20	1,610,000	1,728,383
Series 2016:
5% 12/1/23	1,895,000	2,239,814
5% 12/1/40	2,000,000	2,288,940
(Denison Univ. 2015 Proj.):
5% 11/1/28	1,465,000	1,721,902
5% 11/1/29	1,250,000	1,459,788
5% 11/1/30	2,285,000	2,656,518
(Denison Univ., Proj.) Series 2017 B:
5% 11/1/22	1,000,000	1,166,770
5% 11/1/23	1,000,000	1,187,230
5% 11/1/24	650,000	783,322
5% 11/1/26	1,505,000	1,848,637
(Kenyon College 2010 Proj.) Series 2010, 5.25% 7/1/44	875,000	953,488
(Kenyon College 2015 Proj.) 5% 7/1/41	5,000,000	5,627,400
(Kenyon College 2016 Proj.) Series 2016, 5% 7/1/42	4,000,000	4,535,440
(Univ. Hosp. Health Sys. Proj.) Series 2010 A, 5.25% 1/15/23	2,500,000	2,700,800
(Univ. of Dayton Proj.):
Series 2009, 5.5% 12/1/36	5,000,000	5,233,400
Series 2013:
5% 12/1/23	540,000	619,051
5% 12/1/24	585,000	670,328
5% 12/1/25	1,000,000	1,145,330
5% 12/1/26	1,195,000	1,368,036
5% 12/1/27	2,300,000	2,631,844
(Xavier Univ. Proj.) Series 2015 C:
5% 5/1/26	1,000,000	1,152,940
5% 5/1/28	1,000,000	1,139,000
5% 5/1/29	855,000	968,877
5% 5/1/31	1,005,000	1,125,128
Ohio Hosp. Facilities Rev.:
Series 2011 A, 5% 1/1/32	3,500,000	3,853,675
Series 2017 A:
5% 1/1/32	2,000,000	2,415,180
5% 1/1/33	5,000,000	5,993,300
Ohio Hosp. Rev.:
Series 2013 A, 5% 1/15/27	5,000,000	5,651,900
5% 1/15/41	5,000,000	5,576,900
Ohio Spl. Oblig.:
( Ohio Gen. Oblig. Proj.) Series 2017 A, 5% 4/1/32	1,115,000	1,329,548
( Ohio Gen. Oblig. Proj.P Series 2017 A, 5% 4/1/34	1,000,000	1,180,480
(Ohio Gen. Oblig. Proj.) Series 2017 A:
5% 4/1/28	1,750,000	2,130,940
5% 4/1/29	2,535,000	3,067,680
5% 4/1/30	2,250,000	2,710,125
5% 4/1/31	2,000,000	2,397,820
5% 4/1/33	1,850,000	2,194,045
5% 4/1/35	2,395,000	2,816,328
Ohio State Univ. Gen. Receipts:
Series 2010 D, 5% 12/1/31	1,365,000	1,741,644
Series 2012 A, 5% 6/1/24	1,690,000	2,038,613
Series 2013 A:
5% 6/1/28	2,000,000	2,337,080
5% 6/1/38	3,500,000	3,980,900
Ohio Tpk. Commission Tpk. Rev.:
(Infastructure Proj.) Series 2005 A, 0% 2/15/43	10,000,000	3,670,800
Series 2010 A, 5% 2/15/31 (Pre-Refunded to 2/15/20 @ 100)	5,475,000	5,976,455
Series 2017 A:
5% 2/15/26	3,250,000	4,011,735
5% 2/15/28	3,000,000	3,713,190
5% 2/15/29	1,300,000	1,595,451
5% 2/15/30	1,000,000	1,220,670
5% 2/15/31	1,000,000	1,211,310
Ohio Univ. Gen. Receipts Athens Series 2013:
5% 12/1/23	1,000,000	1,158,090
5% 12/1/24	5,075,000	5,858,326
Ohio Wtr. Dev. Auth. Rev.:
(Fresh Wtr. Impt. Proj.) Series 2009 B, 5% 12/1/24	1,025,000	1,229,324
Series 2016:
5% 12/1/35	5,500,000	6,554,845
5% 12/1/36	5,000,000	5,932,100
5% 12/1/37	3,500,000	4,140,010
Olentangy Local School District:
5% 12/1/30	1,500,000	1,800,975
5% 12/1/32	1,275,000	1,515,172
Princeton City School District Series 2014:
0% 12/1/40	4,000,000	1,598,400
0% 12/1/41	4,000,000	1,525,440
5% 12/1/39	2,750,000	3,136,183
Reynoldsburg City School District 4% 12/1/30	4,625,000	4,982,004
Scioto County Hosp. Facilities Rev. Series 2016:
5% 2/15/28	5,030,000	5,891,086
5% 2/15/30	2,145,000	2,480,886
5% 2/15/32	1,625,000	1,859,959
5% 2/15/33	1,460,000	1,661,845
5% 2/15/34	1,000,000	1,133,760
South-Western City School District Franklin & Pickway County Series 2012 B, 5% 12/1/36	2,000,000	2,275,260
Springboro Cmnty. City School District 5.25% 12/1/20 (FSA Insured)	2,780,000	3,096,058
St. Marys City School District 5% 12/1/35 (Pre-Refunded to 6/1/18 @ 100)	495,000	508,306
Toledo Gen. Oblig. Series 2012 A, 5% 12/1/20	1,635,000	1,813,133
Univ. of Akron Gen. Receipts Series 2016 A:
5% 1/1/23	460,000	532,841
5% 1/1/24	955,000	1,122,985
5% 1/1/25	1,025,000	1,216,942
5% 1/1/33	5,000,000	5,801,450
5% 1/1/37	6,000,000	6,857,160
Univ. of Cincinnati Gen. Receipts:
Series 2010 F, 5% 6/1/32	2,000,000	2,208,100
Series 2012 A:
5% 6/1/22	2,000,000	2,314,940
5% 6/1/23	2,000,000	2,317,860
Series 2012 C:
4% 6/1/28	2,000,000	2,155,420
5% 6/1/24	1,230,000	1,443,676
Series 2013 A:
5% 6/1/33	4,085,000	4,662,537
5% 6/1/34	5,130,000	5,831,938
Series 2016 A:
5% 6/1/32	745,000	875,263
5% 6/1/33	800,000	935,168
5% 6/1/34	585,000	680,905
Series 2016 C, 5% 6/1/41	2,585,000	2,955,456
Willoughby-Eastlake City School District Series 2016, 5% 12/1/46	4,000,000	4,522,560
Wood County Hosp. Facilities Rev. (Hosp. Proj.) Series 2012, 5% 12/1/27	3,500,000	3,820,005
Wright State Univ. Gen. Receipts Series 2011 A, 5% 5/1/23	2,665,000	2,892,564

TOTAL OHIO		656,531,728

TOTAL MUNICIPAL BONDS
(Cost $641,585,591)		667,578,052
TOTAL INVESTMENT IN SECURITIES - 99.8%
(Cost $641,585,591)		667,578,052
NET OTHER ASSETS (LIABILITIES) - 0.2%		1,629,285
NET ASSETS - 100%		$669,207,337

Legend

 (a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Conservative Income Municipal Bond Fund

September 30, 2017

CMB-QTLY-1117
1.967799.103

Investments September 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 42.1%
	Principal Amount	Value
Alabama - 0.5%
Mobile County Board of School Commissioners:
Series 2016 A:	$	$
2% 3/1/18	500,000	501,980
3% 3/1/19	550,000	564,509
Series 2016 B, 5% 3/1/19	900,000	948,879
Mobile Indl. Dev. Board Poll. Cont. Rev. Bonds:
(Alabama Pwr. Co. Barry Plant Proj.) Series 2008, 1.625%, tender 10/2/18 (a)	4,425,000	4,428,275
Series 2009 E, 1.85%, tender 3/24/20 (a)	2,110,000	2,126,838
Montgomery Med. Clinic Facilities Series 2015, 5% 3/1/18	1,000,000	1,013,030

TOTAL ALABAMA		9,583,511

Arizona - 0.7%
Arizona Board of Regents Arizona State Univ. Rev. Series 2016 A, 5% 7/1/19	500,000	533,860
Arizona Ctfs. of Prtn. Series 2013 A, 3% 10/1/17	100,000	100,000
Arizona Health Facilities Auth. Rev. (Scottsdale Lincoln Hospitals Proj.) Series 2014 A, 5% 12/1/17	725,000	729,597
Arizona School Facilities Board Ctfs. of Prtn. Series 2015 A, 5% 9/1/19	600,000	644,958
Coconino County Poll. Cont. Corp. Rev. Bonds (Nevada Pwr. Co. Projs.):
Seried 2017 A, 1.8%, tender 5/21/20 (a)(b)	6,300,000	6,295,086
Series 2017 B, 1.6%, tender 5/21/20 (a)	1,100,000	1,102,541
Glendale Gen. Oblig. Series 2015, 4% 7/1/18 (FSA Insured)	370,000	378,151
Maricopa County Indl. Dev. Auth. Rev. Series 2016 A, 5% 1/1/20	3,175,000	3,442,081
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. (Arizona Salt River Proj.) Series 2009 B, 4% 1/1/18	40,000	40,302

TOTAL ARIZONA		13,266,576

California - 0.3%
California Statewide Cmntys. Dev. Auth. Poll. Cont. Rev. Bonds Series 2006 A, 1.375%, tender 4/2/18 (a)	2,670,000	2,674,566
Encinitas Union School District Series 1996, 0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,500,000	3,389,295

TOTAL CALIFORNIA		6,063,861

Colorado - 1.0%
Colorado Health Facilities Auth. Rev.:
Series 2011 A, 5% 2/1/18	205,000	207,442
5.125% 10/1/17	50,000	50,000
Colorado Reg'l. Trans. District Ctfs. of Prtn. Series 2013 A, 5% 6/1/20	250,000	274,320
Colorado Univ. Co. Hosp. Auth. Rev. Bonds Series 2017C-1, 4%, tender 3/1/20 (a)	2,080,000	2,186,059
Denver City & County Arpt. Rev.:
Series 2011 A, 4% 11/15/17 (b)	50,000	50,183
Series 2012 A, 4% 11/15/17 (b)	100,000	100,366
E-470 Pub. Hwy. Auth. Rev.:
Series 1997 B, 0% 9/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	10,465,000	10,365,583
Series 2000 B:
0% 9/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,745,000	3,709,423
0% 9/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,375,000	1,319,519
Series 2015 A, 2.35% 9/1/20	400,000	410,916

TOTAL COLORADO		18,673,811

Connecticut - 4.8%
Connecticut Gen. Oblig.:
Series 2005 B, 5.25% 6/1/19	1,000,000	1,065,540
Series 2011 C, 0.011% x SIFMA Municipal Swap Index 2.04% 5/15/19 (a)(c)	5,000,000	5,060,600
Series 2011 D, 5% 11/1/19	500,000	537,155
Series 2012 A:
SIFMA Municipal Swap Index + 1.100% 2.04% 4/15/19 (a)(c)	2,025,000	2,049,523
SIFMA Municipal Swap Index + 1.250% 2.19% 4/15/20 (a)(c)	6,900,000	6,988,251
Series 2012 C:
5% 6/1/19	500,000	530,720
5% 6/1/20	2,435,000	2,654,467
Series 2012 D:
SIFMA Municipal Swap Index + 0.770% 1.71% 9/15/18 (a)(c)	3,015,000	3,029,623
SIFMA Municipal Swap Index + 0.920% 1.86% 9/15/19 (a)(c)	2,515,000	2,542,288
Series 2013 A:
SIFMA Municipal Swap Index + 0.550% 1.49% 3/1/19 (a)(c)	825,000	827,912
5% 10/15/19	1,300,000	1,394,848
Series 2013 D:
SIFMA Municipal Swap Index + 0.880% 1.82% 8/15/19 (a)(c)	1,000,000	1,009,860
1.82% 8/15/18 (a)	3,000,000	3,016,110
5% 8/15/20	750,000	822,488
Series 2014 B, SIFMA Municipal Swap Index + 0.490% 1.43% 3/1/19 (a)(c)	420,000	421,134
Series 2014 C:
5% 6/15/18	595,000	611,172
5% 6/15/20	1,555,000	1,697,158
Series 2014 E, 5% 9/1/19	1,675,000	1,792,568
Series 2014 H, 5% 11/15/18	225,000	234,657
Series 2015 A, 5% 3/15/18	490,000	498,639
Series 2015 C, SIFMA Municipal Swap Index + 0.750% 1.69% 6/15/18 (a)(c)	795,000	797,639
Series 2015 F, 5% 11/15/20	500,000	552,120
Series 2016 B:
5% 5/15/19	2,260,000	2,395,555
5% 5/15/20	1,200,000	1,306,716
5% 5/15/21	6,780,000	7,536,241
Series 2016 E:
4% 10/15/19	3,450,000	3,632,747
5% 10/15/20	4,220,000	4,648,414
Series 2016 G:
5% 11/1/18	2,150,000	2,239,096
5% 11/1/19	2,000,000	2,148,620
Series 2017 A, 5% 4/15/20	10,000,000	10,864,200
Series A:
5% 4/15/20	520,000	530,613
5% 2/15/21	400,000	420,368
Series B, 5% 4/15/21	1,120,000	1,142,736
Series D, SIFMA Municipal Swap Index + 1.020% 1.96% 8/15/20 (a)(c)	300,000	302,442
Connecticut Health & Edl. Facilities Auth. Rev.:
Bonds:
(Ascension Health Cr. Group Proj.) Series 1999 B, 1.65%, tender 3/1/19 (a)	2,280,000	2,296,234
(Yale New Haven Hosp. Proj.) Series B, 1 month U.S. LIBOR + 0.550% 1.379%, tender 7/1/19 (a)(c)	3,200,000	3,198,976
Series 2010 A2, 1.2%, tender 2/1/19 (a)	925,000	926,092
Series 2011F, 5% 7/1/18	2,705,000	2,778,847
Series 2016 CT, 3% 12/1/19	600,000	623,490
Series A, 5% 7/1/20	1,855,000	2,026,792
Naugatuck Ctfs. of Prtn. (Naugatuck Incineration Facilities Proj.) Series 2014 A, 5% 6/15/19 (b)	975,000	1,033,568
New Britain Gen. Oblig. Series 2017 A:
5% 3/1/19 (FSA Insured)	385,000	406,633
5% 3/1/20 (FSA Insured)	250,000	270,890
5% 3/1/21 (FSA Insured)	345,000	383,785
Stratford Gen. Oblig. Series 2017, 4% 7/1/19 (FSA Insured)	475,000	498,394

TOTAL CONNECTICUT		89,745,921

District Of Columbia - 0.1%
District of Columbia Univ. Rev. Bonds (Georgetown Univ. Proj.) Series 2001 B, 4.7%, tender 4/1/18 (a)	325,000	331,013
Metropolitan Washington DC Arpts. Auth. Sys. Rev.:
Series 2007 E, 5% 10/1/19 (Pre-Refunded to 10/1/17 @ 100) (b)	625,000	625,000
Series 2011 C, 4% 10/1/17 (b)	250,000	250,000
Series 2012 A, 5% 10/1/18 (b)	200,000	207,694

TOTAL DISTRICT OF COLUMBIA		1,413,707

Florida - 2.0%
Broward County Arpt. Sys. Rev. Series 2012 P1, 4% 10/1/19 (b)	725,000	763,708
Broward County Port Facilities Rev. Series 2011 B, 5% 9/1/18 (b)	310,000	320,813
Broward County School Board Ctfs. of Prtn. Series 2011 A, 5% 7/1/19	600,000	639,882
Citizens Property Ins. Corp.:
Series 2011 A1:
5% 6/1/18	1,425,000	1,461,680
5% 6/1/19	745,000	791,667
Series 2012 A1:
5% 6/1/18	800,000	820,592
5% 6/1/19	1,300,000	1,381,432
5% 6/1/21	10,500,000	11,796,225
Series 2015 A2, SIFMA Municipal Swap Index + 0.850% 1.79% 6/1/18 (a)(c)	1,000,000	1,000,180
Escambia County Poll. Cont. Rev. Bonds (Gulf Pwr. Co. Proj.) Series 2003, 1.15%, tender 6/21/18 (a)	3,500,000	3,495,765
Florida Mid-Bay Bridge Auth. Rev. Series 2015 C, 5% 10/1/18	275,000	284,688
Florida Muni. Pwr. Agcy. Rev. (All-Requirements Pwr. Supply Proj.) Series 2015 B, 5% 10/1/17	765,000	765,000
Greater Orlando Aviation Auth. Arpt. Facilities Rev.:
Series 2008 A, 5.25% 10/1/17 (FSA Insured) (b)	250,000	250,000
Series 2010 B, 4.25% 10/1/18 (b)	165,000	170,176
Series 2016, 5% 10/1/20 (b)	200,000	221,478
6% 10/1/17 (b)	60,000	60,000
Halifax Hosp. Med. Ctr. Rev. Series 2016:
4% 6/1/18	500,000	509,385
5% 6/1/19	250,000	264,128
Lake County School Board Ctfs. of Prtn. Series 2014 A, 4% 6/1/18 (FSA Insured)	95,000	96,802
Lakeland Hosp. Sys. Rev. Series 2016:
3% 11/15/17	315,000	315,721
4% 11/15/18	500,000	515,815
5% 11/15/19	265,000	284,250
Lee County Arpt. Rev. Series 2010 A, 5% 10/1/17 (FSA Insured) (b)	415,000	415,000
Miami-Dade County Aviation Rev.:
Series 2007 C. 5.25% 10/1/18 (FSA Insured) (b)	650,000	650,000
Series 2008 E, 5.375% 10/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (b)	165,000	165,000
Series 2010 B, 5% 10/1/18	560,000	581,426
Miami-Dade County Expressway Auth. Series 2014 B, 5% 7/1/18	590,000	607,269
Miami-Dade County School Board Ctfs. of Prtn.:
Series 2008 B, 5% 5/1/18 (Assured Guaranty Corp. Insured)	320,000	327,261
Series 2014 D, 5% 11/1/19	780,000	839,467
Series 2015 A:
5% 5/1/20	1,645,000	1,798,347
5% 5/1/21	350,000	393,033
Series 2016 C, 5% 2/1/20	1,830,000	1,983,848
Reedy Creek Impt. District Utils. Rev. Series 2013 1, 5% 10/1/17	570,000	570,000
Tampa Health Sys. Rev. (Baycare Health Sys. Proj.) Series 2010, 5% 11/15/17	145,000	145,700
Tampa Solid Waste Sys. Rev. Series 2010, 5% 10/1/19 (FSA Insured) (b)	1,000,000	1,070,150
Tampa Tax Allocation (H. Lee Moffitt Cancer Ctr. Proj.) Series 2016 A:
5% 9/1/18	350,000	362,436
5% 9/1/19	425,000	455,417
5% 9/1/20	585,000	640,821

TOTAL FLORIDA		37,214,562

Georgia - 1.9%
Atlanta Arpt. Rev. Series 2014 C, 5% 1/1/18 (b)	350,000	353,395
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Vogtle Proj.) Series 1994, 1.8%, tender 4/3/18 (a)	13,600,000	13,619,584
Clarke County Hosp. Auth. Series 2016:
5% 7/1/18	900,000	925,524
5% 7/1/19	1,150,000	1,224,578
5% 7/1/20	750,000	823,920
Cobb County Kennestone Hosp. Auth. Rev.:
(Wellstar Health Sys., Inc. Proj.) Series 2017 A:
5% 4/1/19	125,000	131,880
5% 4/1/20	175,000	190,526
(Wellstar Health Sys., Inc. proj.) Series 2017 A, 5% 4/1/21	200,000	223,816
Fulton County Dev. Auth. Hosp. R (Wellstar Health Sys., Inc. Proj.) Series 2017 A:
3% 4/1/19	150,000	153,830
5% 4/1/20	150,000	163,308
5% 4/1/21	165,000	184,648
Fulton County Dev. Auth. (Piedmont Healthcare, Inc. Proj.) Series 2016, 5% 7/1/20	500,000	549,280
Georgia Muni. Elec. Auth. Pwr. Rev.:
(Combined Cycle Proj.):
Series 2012 A, 5% 11/1/17	535,000	536,621
Series A, 5% 11/1/18	225,000	233,582
(Proj. One) Series 2008 A, 5.25% 1/1/18	350,000	353,276
(Unrefunded Balance Proj.) Series 2008, 5.75% 1/1/19	185,000	191,469
Series 2008 A:
5.25% 1/1/18	1,600,000	1,614,976
5.25% 1/1/19	415,000	433,949
5.25% 1/1/21	540,000	602,062
Series 2009 B, 4% 1/1/18	600,000	603,792
Series 2011 A:
5% 1/1/18	1,270,000	1,281,113
5% 1/1/19	2,920,000	3,044,363
5% 1/1/20	485,000	523,659
5% 1/1/21	115,000	127,312
Series 2015 A:
5% 1/1/20	390,000	421,087
5% 1/1/21	1,000,000	1,107,060
Series 2016 A:
4% 1/1/19	825,000	850,006
4% 1/1/21	1,100,000	1,183,127
5% 1/1/19	1,500,000	1,563,885
Series GG:
5% 1/1/20	475,000	512,862
5% 1/1/21	855,000	947,964
4.25% 1/1/18	100,000	100,693
5% 11/1/17	205,000	205,621
5% 1/1/18	80,000	80,173
Griffin-Spalding County Hosp.:
( Wellstar Health Sys., Inc. Proj.) Series 2017 A, 3% 4/1/20	150,000	155,976
(Wellstar Health Sys., Inc. Proj.) Series 2017 A:
3% 4/1/19	200,000	205,106
3% 4/1/21	135,000	141,916
Lagrange-Troup County Hosp. Re (Wellstar Health Sys., Inc. Proj.) Series 2017 A:
5% 4/1/20	125,000	136,090
5% 4/1/21	175,000	195,839

TOTAL GEORGIA		35,897,868

Hawaii - 0.0%
Hawaii Arpts. Sys. Rev. Series 2010 B, 5% 7/1/18 (b)	155,000	159,431
Idaho - 0.1%
Idaho Hsg. & Fin. Assoc. Single Family Mtg. Series 2017 A:
5% 7/15/20 (d)	595,000	655,053
5% 7/15/21 (d)	890,000	1,006,991

TOTAL IDAHO		1,662,044

Illinois - 5.3%
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2005 B, 5.25% 1/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,330,000	2,354,185
Series 2011 B, 5% 1/1/18 (b)	60,000	60,571
Chicago Park District Gen. Oblig.:
Series 2008 B, 4.25% 1/1/18	715,000	719,547
Series 2011 D, 4% 1/1/18	425,000	427,444
Series 2013 B, 4% 1/1/18	115,000	115,661
Series 2014 D, 4% 1/1/18	500,000	502,875
Chicago Transit Auth. Cap. Grant Receipts Rev. Series 2017:
2% 6/1/18	200,000	200,864
4% 6/1/19	1,435,000	1,495,787
5% 6/1/20	2,515,000	2,744,418
5% 6/1/21	1,195,000	1,332,568
Chicago Wastewtr. Transmission Rev.:
Series 2010 A, 3% 1/1/18	60,000	60,275
Series 2012, 5% 1/1/18	500,000	504,725
Chicago Wtr. Rev.:
Series 2017, 5% 11/1/17	1,000,000	1,003,010
5% 11/1/17 (FSA Insured)	1,030,000	1,033,100
Cook County Gen. Oblig.:
Series 2009 A:
4% 11/15/17	250,000	250,888
5% 11/15/17	1,930,000	1,939,090
Series 2014 A:
5% 11/15/17	1,815,000	1,823,549
5% 11/15/18	1,605,000	1,669,874
Series B, 5% 11/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,060,000	1,064,993
Illinois Edl. Facilities Auth. Rev. Bonds (Univ. of Chicago Proj.) Series B1, 1.1%, tender 2/15/18 (a)	2,290,000	2,289,725
Illinois Fin. Auth. Rev.:
(Hosp. Sisters Svcs., Inc. Proj.) Series 2012 C, 5% 8/15/20	2,695,000	2,969,836
Bonds (Ascension Health Cr. Group Proj.) Series 2012 E2, 1.75%, tender 4/1/21 (a)	475,000	478,867
Series 2008 B, 5.5% 8/15/19 (Pre-Refunded to 8/15/18 @ 100)	250,000	259,725
Series 2008 D, 5.5% 11/1/18	780,000	797,979
Series 2011 A, 5% 8/15/18	2,500,000	2,580,525
Series 2012 A:
5% 5/15/18	1,560,000	1,596,286
5% 5/15/19	650,000	686,517
Series 2015 A:
4% 11/15/17	240,000	240,821
5% 11/15/17	1,335,000	1,341,208
5% 11/15/18	250,000	260,845
Series 2016 A:
5% 8/15/18	500,000	512,550
5% 7/1/19	600,000	637,188
5% 8/15/19	500,000	525,640
Series 2016 D, 5% 2/15/20	1,980,000	2,153,567
Series 2016:
3% 11/15/17	250,000	250,553
4% 11/15/18	375,000	386,438
5% 11/15/19	350,000	375,575
Illinois Gen. Oblig.:
Series 2006, 5% 1/1/18	5,185,000	5,225,754
Series 2007 A, 5% 6/1/18 (FSA Insured)	435,000	436,035
Series 2007 B, 5.25% 1/1/18	1,815,000	1,830,355
Series 2008, 4.5% 4/1/18	375,000	375,750
Series 2010, 5% 1/1/18	8,020,000	8,083,037
Series 2014, 4% 2/1/18	1,035,000	1,042,442
Series 2016:
5% 1/1/18	8,315,000	8,380,356
5% 2/1/18	14,630,000	14,782,737
3% 1/1/18	550,000	551,656
Illinois Muni. Elec. Agcy. Pwr. Supply:
Series 2007 C, 5.25% 2/1/20	370,000	403,485
Series 2015 A:
5% 2/1/18	2,780,000	2,815,139
5% 2/1/19	3,515,000	3,682,736
Illinois Reg'l. Trans. Auth.:
Series 2014 A, 4% 6/1/18	400,000	407,644
Series 2016 A, 5% 6/1/18	1,520,000	1,559,018
Series 2017 A:
5% 7/1/20	700,000	769,594
5% 7/1/21	700,000	789,145
Illinois Toll Hwy. Auth. Toll Hwy. Rev. Series B1, 5% 12/1/17	1,085,000	1,092,313
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.) Series 1996 A, 0% 12/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	75,000	74,732
0% 6/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	105,000	103,612
Quincy Hosp. Rev. Series 2007, 5% 11/15/18	1,000,000	1,004,750
Railsplitter Tobacco Settlement Auth. Rev. Series 2010:
5% 6/1/18	4,635,000	4,754,907
5.25% 6/1/20	380,000	417,552
Univ. of Illinois Board of Trustees Ctfs. of Prtn.:
Series 2014 A, 5% 10/1/18	500,000	517,560
Series B, 5% 10/1/19 (Pre-Refunded to 10/1/17 @ 100)	515,000	515,000
Univ. of Illinois Rev.:
Series 2001 B, 5.5% 4/1/19	425,000	448,928
Series A, 0% 4/1/18	800,000	793,528
Will County Illinois Series 2016, 4% 11/15/18	405,000	417,766

TOTAL ILLINOIS		98,922,800

Indiana - 0.5%
Indiana Fin. Auth. Health Sys. Rev. Series 2008 C, 5.5% 11/1/17	125,000	125,425
Indiana Fin. Auth. Hosp. Rev. Series 2017 A, 5% 11/1/18	900,000	936,801
Indiana Fin. Auth. Rev. Series 2016:
3% 9/1/18	150,000	152,109
3% 9/1/19	250,000	257,038
4% 9/1/20	500,000	531,935
Indiana Fin. Auth. Wastewtr. Util. Rev. (CWA Auth. Proj.) Series 2012 A, 5% 10/1/18	875,000	909,099
Indianapolis Local Pub. Impt. Series 2016, 5% 1/1/20 (b)	2,685,000	2,899,021
Indianapolis Thermal Energy Sys. Series 2010 B, 5% 10/1/17	805,000	805,000
Whiting Envir. Facilities Rev. (BP Products North America, Inc. Proj.) Series 2009, 5.25% 1/1/21	2,220,000	2,489,375

TOTAL INDIANA		9,105,803

Iowa - 0.1%
Iowa Fin. Auth. Health Facilities Rev. Series 2005 A, 4.5% 2/15/18 (Assured Guaranty Corp. Insured)	1,850,000	1,872,996
Kansas - 0.1%
Johnson County Unified School District # 233 Series 2016 A:
2% 9/1/18	1,250,000	1,261,188
5% 9/1/20	1,250,000	1,385,863

TOTAL KANSAS		2,647,051

Kentucky - 1.7%
Ashland Med. Ctr. Rev. (Ashland Hosp. Corp. D/B/A King's Daughters Med. Ctr. Proj.) Series 2016 A:
4% 2/1/18	325,000	327,425
4% 2/1/20	800,000	839,368
Carroll County Poll. Ctlr Rev. Bonds (Kentucky Utils. Co. Proj.) Series 2016 A, 1.05%, tender 9/1/19 (a)	13,250,000	13,103,455
Kenton County Arpt. Board Arpt. Rev. Series 2016, 5% 1/1/20	215,000	232,088
Kentucky State Property & Buildings Commission Rev.:
( Kentucky St Proj.):
Series D:
5% 5/1/20	3,000,000	3,267,690
5% 5/1/21	595,000	664,847
5% 10/1/17	525,000	525,000
(#82 Proj.) 5.25% 10/1/17 (FSA Insured)	955,000	955,000
(Proj. No. 117) Series B, 3% 5/1/20	2,110,000	2,191,889
(Proj. No. 98) Series 2010, 4% 8/1/19	910,000	956,255
(Rev. Rfdg. Bonds Proj.) Series A, 5% 8/1/18	875,000	903,175
Series 2016 B, 5% 11/1/19	2,000,000	2,155,040
Louisville & Jefferson County Series 2016 A, 5% 10/1/18	1,995,000	2,064,665
Louisville/Jefferson County Metropolitan Govt. Poll. Cont. Rev. Bonds:
(Louisville Gas & Elec. Co. Proj.) Series 2003 A, 1.5%, tender 4/1/19 (a)	2,720,000	2,729,221
(Louisville Gas and Elec. Co. Proj.) Series 2001 B, 1.35%, tender 5/1/18 (a)(b)	500,000	499,255

TOTAL KENTUCKY		31,414,373

Louisiana - 1.8%
Louisiana Citizens Property Ins. Corp. Assessment Rev. Series 2015:
5% 6/1/18	1,500,000	1,538,010
5% 6/1/20	5,300,000	5,809,754
5% 6/1/21 (FSA Insured)	1,750,000	1,974,035
Louisiana Gen. Oblig. Series 2016 A:
4% 9/1/19	1,500,000	1,580,565
5% 9/1/20	2,185,000	2,420,499
Louisiana Local Govt. Envir. Facilities Bonds Series 2013, 1 month U.S. LIBOR + 0.700% 1.562%, tender 10/2/17 (a)(c)	8,270,000	8,275,376
Louisiana Pub. Facilities Auth. Rev.:
(Tulane Univ. of Louisiana Proj.) Series 2016 A, 5% 12/15/19	1,000,000	1,079,520
Series 2009 A:
5% 7/1/19	1,430,000	1,522,478
5.25% 7/1/20	3,200,000	3,525,024
Series 2015, 5% 7/1/18	2,100,000	2,159,409
New Orleans Aviation Board Rev.:
Series 2017 D1:
5% 1/1/19 (d)	600,000	628,614
5% 1/1/20 (d)	1,000,000	1,078,000
Series 2017 D2:
5% 1/1/19 (b)(d)	750,000	784,815
5% 1/1/20 (b)(d)	200,000	214,772
5% 1/1/21 (b)(d)	500,000	551,480
Tobacco Settlement Fing. Corp. Series 2013 A:
5% 5/15/18	700,000	716,765
5% 5/15/21	275,000	303,641

TOTAL LOUISIANA		34,162,757

Maine - 0.0%
Maine Health & Higher Edl. Facilities Auth. Rev. Series 2017 B, 4% 7/1/21 (d)	335,000	365,458
Massachusetts - 2.6%
Massachusetts Dept. of Trans. Metropolitan Hwy. Sys. Rev. Series 2010 B, 5% 1/1/20	500,000	542,060
Massachusetts Dev. Fin. Agcy. Rev.:
(Lesley Univ. Proj.) Series 2016, 5% 7/1/20	1,025,000	1,124,569
Bonds:
Series 2011 K5, 5%, tender 1/18/18 (a)	2,525,000	2,554,442
SIFMA Municipal Swap Index + 0.550% 1.49%, tender 10/5/17 (a)(c)	7,435,000	7,438,123
Series 2013 F, 4% 7/1/18	555,000	566,644
Massachusetts Edl. Fing. Auth. Rev. Series 2017 A:
3% 7/1/19 (b)	250,000	256,298
4% 7/1/20 (b)	375,000	397,609
Massachusetts Gen. Oblig.:
Bonds Series 2014 D1, 1.05%, tender 7/1/20 (a)	5,000,000	4,976,900
Series 1998 C, 0% 8/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	180,000	178,227
Series 2007 A, 3 month U.S. LIBOR + 0.460% 1.338% 11/1/18 (a)(c)	1,225,000	1,225,159
Series 2012 D, SIFMA Municipal Swap Index + 0.430% 1.37% 1/1/18 (a)(c)	5,000,000	4,999,900
Series 2017 A, 0.005% x SIFMA Municipal Swap Index 1.41% 2/1/19 (a)(c)	7,500,000	7,510,875
Series 2017 B, SIFMA Municipal Swap Index + 0.600% 1.54% 2/1/20 (a)(c)	16,000,000	16,090,240
Massachusetts Health & Edl. Facilities Auth. Rev.:
(Partners HealthCare Sys., Inc. Proj.) Series 2007 G, 5% 7/1/18	100,000	100,306
Series 2009 D, 5% 7/1/18	500,000	514,180

TOTAL MASSACHUSETTS		48,475,532

Michigan - 2.7%
Battle Creek School District Series 2016, 5% 5/1/18	1,155,000	1,180,248
Chippewa Valley Schools Series 2016, 5% 5/1/19	1,730,000	1,834,388
Clarkston Cmnty. Schools Series 2016 I, 4% 5/1/20	345,000	368,808
Ferris State Univ. Rev. Series 2016:
5% 10/1/19	385,000	413,113
5% 10/1/20	540,000	597,316
Grand Rapids Pub. Schools:
Series 2016, 5% 5/1/19 (FSA Insured)	2,100,000	2,221,611
5% 5/1/19 (FSA Insured)	450,000	476,060
Grand Valley Michigan State Univ. Rev. Series 2011, 5% 2/1/20	1,310,000	1,418,874
Ingham, Eaton and Clinton Counties Lansing School District Series 2016 I, 5% 5/1/19	765,000	809,301
Lake Orion Cmnty. School District 5% 5/1/19	900,000	952,848
Lapeer Cmnty. Schools Series 2016:
4% 5/1/19	555,000	578,499
4% 5/1/20	1,215,000	1,298,847
Lenawee Co. Hosp. Fin. Auth. Hosp. Rev. Series 2011 E, 3% 11/15/17	240,000	240,571
Lincoln Consolidated School District Series 2016 A, 5% 5/1/19	1,000,000	1,057,100
Michigan Fin. Auth. Rev.:
Bonds:
Series 2015 D1, 1 month U.S. LIBOR + 0.680% 1.439%, tender 10/5/17 (a)(c)	1,905,000	1,906,086
1.1%, tender 8/15/19 (a)	1,250,000	1,248,850
Series 2010 A, 5% 12/1/18	490,000	511,746
Series 2012, 4% 11/15/17	410,000	411,476
Series 2014, 4% 6/1/18	300,000	305,691
Series 2015 A, 5% 5/15/19	250,000	265,080
Series 2016:
2% 1/1/18	125,000	125,248
3% 1/1/19	100,000	101,903
3% 1/1/20	150,000	154,878
5% 11/15/18	760,000	791,586
5% 11/15/19	500,000	538,275
Michigan Gen. Oblig. Series 2016:
3% 3/15/20	5,000,000	5,214,150
5% 3/15/20	1,025,000	1,118,234
Michigan Hosp. Fin. Auth. Rev. Bonds:
Series 2010 F1, 2%, tender 5/30/18 (a)	1,765,000	1,774,919
Series 2010 F4, 1.95%, tender 4/1/20 (a)	2,530,000	2,567,748
Mount Clemens Cmnty. School District Series 2017 A:
5% 5/1/19	715,000	759,423
5% 5/1/20	850,000	931,507
Oakland Univ. Rev.:
Series 2012, 4% 3/1/18	130,000	131,552
Series 2013 A, 4% 3/1/18	425,000	430,075
Portage Pub. Schools Series 2016:
5% 5/1/19	625,000	662,713
5% 11/1/19	740,000	797,528
5% 5/1/20	675,000	738,828
Rochester Cmnty. School District 5% 5/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	770,000	800,045
Roseville Cmnty. Schools Series 2014, 5% 5/1/18	410,000	418,963
Royal Oak Hosp. Fin. Auth. Hosp. Rev. Series 2014 D, 5% 9/1/18	465,000	481,219
Warren Consolidated School District Series 2016:
4% 5/1/18	550,000	559,191
4% 5/1/19	1,000,000	1,040,900
Wayne County Arpt. Auth. Rev.:
Series 2010 C, 5% 12/1/17	300,000	301,971
Series 2010 D, 5% 12/1/17	500,000	503,285
Series 2017 A:
5% 12/1/18 (d)	1,170,000	1,220,813
5% 12/1/19 (d)	1,250,000	1,347,650
5% 12/1/20 (d)	600,000	666,036
Series 2017 B:
5% 12/1/18 (b)(d)	400,000	416,444
5% 12/1/19 (b)(d)	660,000	708,517
5% 12/1/20 (b)(d)	720,000	793,872
Wayne-Westland Cmnty. Schools Series 2014, 5% 5/1/18	1,130,000	1,154,905
Western Michigan Univ. Rev.:
Series 2011, 5% 11/15/17	500,000	502,405
Series 2014, 5% 11/15/17	200,000	200,962
Ypsilanti School District Series A:
4% 5/1/18	350,000	355,481
4% 5/1/19	1,845,000	1,916,641
Zeeland Pub. Schools:
Series 2015, 5% 5/1/21	1,730,000	1,927,964
4% 5/1/18	360,000	366,329
4% 5/1/18 (FSA Insured)	290,000	294,762

TOTAL MICHIGAN		50,913,435

Minnesota - 0.4%
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev. Series 2014 B, 5% 1/1/18 (b)	600,000	605,268
Northern Muni. Pwr. Agcy. Elec. Sys. Rev.:
Series 2008 A, 5% 1/1/19	150,000	151,493
Series 2017, 5% 1/1/21 (d)	5,000,000	5,573,950
Southern Minnesota Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. 0% 1/1/18 (AMBAC Insured)	600,000	598,230

TOTAL MINNESOTA		6,928,941

Missouri - 0.0%
Missouri Health & Edl. Facilities Rev. Series 2016, 5% 5/15/20	790,000	861,953
Montana - 0.1%
Montana Facility Fin. Auth. Rev. Series 2016:
5% 2/15/19	905,000	950,322
5% 2/15/20	1,735,000	1,879,456

TOTAL MONTANA		2,829,778

Nevada - 0.3%
Clark County Arpt. Rev. Series 2014 B, 5% 7/1/18	1,410,000	1,451,384
Clark County Poll. Cont. Rev. Bonds (Nevada Pwr. Co. Projs.) Series 2017, 1.6%, tender 5/21/20 (a)	3,000,000	2,998,440
Clark County School District:
Series 2007 A, 4.5% 6/15/19	360,000	371,624
Series 2008 A, 5% 6/15/19 (Pre-Refunded to 6/15/18 @ 100)	365,000	374,997
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig. Series 2012 B, 5% 6/1/18	70,000	71,854
Washoe County Gas Facilities Rev. Bonds (Seirra Pacific Pwr. Co. Projs.) Series 2016 A, 1.5%, tender 6/3/19 (a)(b)	1,400,000	1,389,024

TOTAL NEVADA		6,657,323

New Hampshire - 0.2%
New Hampshire Health & Ed. Facilities Auth. Rev.:
(Southern NH Med. Ctr. Proj.) Series 2016, 3% 10/1/19	620,000	637,713
Series 2016:
3% 10/1/18	1,120,000	1,138,189
3% 10/1/20	1,100,000	1,143,538

TOTAL NEW HAMPSHIRE		2,919,440

New Jersey - 4.4%
Garden State Preservation Trust Open Space & Farmland Preservation Series 2012 A, 5% 11/1/19	9,050,000	9,614,992
New Jersey Econ. Dev. Auth. Rev.:
(New Jersey Gen. Oblig. Proj.) Series 2017 B, 5% 11/1/19	3,330,000	3,533,663
Series 2008, 5% 5/1/18	1,290,000	1,315,865
Series 2010 DD, 5% 12/15/18	1,760,000	1,828,446
Series 2011 EE:
5% 9/1/18	1,480,000	1,524,222
5% 9/1/18 (Escrowed to Maturity)	140,000	145,078
Series 2013, 5% 3/1/20	1,090,000	1,166,583
Series 2014 PP, 5% 6/15/19	1,125,000	1,185,559
Series 2015 XX, 5% 6/15/19	1,130,000	1,190,828
Series 2016 AAA, 5% 6/15/18	300,000	307,257
Series 2017 DDD:
5% 6/15/19	500,000	526,830
5% 6/15/20	500,000	538,730
Series EE, 5.25% 9/1/19	1,840,000	1,959,048
Series PP, 5% 6/15/20	200,000	215,524
5% 12/15/17 (Escrowed to Maturity)	95,000	95,775
New Jersey Edl. Facilities Auth. Rev.:
(New Jersey Institute of Technology Proj.) Series 2010 H, 4.5% 7/1/19 (Escrowed to Maturity)	550,000	582,808
Series 2010 H, 5% 7/1/18 (Escrowed to Maturity)	125,000	128,726
New Jersey Edl. Facility:
( William Paterson College Proj.) Series 2017 B, 5% 7/1/20	480,000	524,587
Series 2014, 5% 6/1/18	265,000	271,055
New Jersey Gen. Oblig.:
Series 2014, 5% 6/1/19	625,000	662,125
Series 2016 T, 5% 6/1/20	490,000	533,091
New Jersey Health Care Facilities Fing. Auth. Rev.:
Series 2008:
5% 7/1/18	3,915,000	4,028,731
5% 7/1/18	180,000	185,188
Series 2010:
5% 1/1/19	220,000	230,571
5% 1/1/19 (Escrowed to Maturity)	375,000	393,499
Series 2013 A, 5% 7/1/18	100,000	102,905
Series 2016 A, 5% 7/1/19	250,000	265,988
Series 2016:
5% 7/1/19	1,015,000	1,081,919
5% 7/1/20	2,000,000	2,201,680
4% 7/1/19 (Escrowed to Maturity)	245,000	257,502
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev. Series 2017 1B:
5% 12/1/19 (b)	1,425,000	1,518,067
5% 12/1/20 (b)	2,790,000	3,040,598
New Jersey Tpk. Auth. Tpk. Rev.:
Bonds SIFMA Municipal Swap Index + 0.680% 1.62%, tender 10/5/17 (a)(c)	5,220,000	5,221,462
Series 2013 C, 1.49% 1/1/18 (a)	8,000,000	8,003,040
Series 2017 C1, 1 month U.S. LIBOR + 0.340% 1.2% 1/1/21 (a)(c)(d)	655,000	654,188
New Jersey Trans. Trust Fund Auth.:
(New Jersey Gen. Oblig. Proj.) Series 2011 A, 5% 6/15/18	500,000	512,095
Series 1999 A:
5.75% 6/15/18	545,000	561,018
5.75% 6/15/20	200,000	216,882
Series 2003 B1, 5% 12/15/17	2,655,000	2,674,992
Series 2010 D:
5% 12/15/17	790,000	795,949
5% 12/15/18	200,000	207,778
Series 2011 B, 5% 6/15/18	430,000	440,402
Series 2012 AA, 4% 6/15/18	1,175,000	1,195,281
Series 2013 A:
5% 12/15/17	500,000	503,765
5% 6/15/18	1,695,000	1,736,002
5% 12/15/19	210,000	223,862
5% 6/15/20	465,000	500,582
Series 2013 AA, 5% 6/15/19	425,000	447,878
Series 2016 A, 5% 6/15/20	8,725,000	9,387,926
Series AA:
5% 6/15/19	5,800,000	6,112,214
5% 6/15/20	50,000	53,826
Series B, 5.5% 12/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	400,000	403,408
New Jersey Transit Corp. Ctfs. of Prtn. Series 2014 A, 5% 9/15/19	2,000,000	2,112,200

TOTAL NEW JERSEY		83,122,190

New Mexico - 0.1%
Farmington Poll. Cont. Rev. Bonds (Southern California Edison Co. Four Corners Proj.) Series 2005 B, 1.875%, tender 4/1/20 (a)	1,750,000	1,771,175
New York - 0.4%
Long Island Pwr. Auth. Elec. Sys. Rev.:
Series 2000 A, 0% 6/1/19 (FSA Insured)	535,000	524,129
Series 2016 B, 5% 9/1/20	1,395,000	1,545,353
New York City Gen. Oblig. Series 2015 F, SIFMA Municipal Swap Index + 0.650% 1.59% 2/15/19 (a)(c)	1,000,000	1,001,860
New York Metropolitan Trans. Auth. Rev. Series 2002 G1, 1 month U.S. LIBOR + 0.830% 1.659% 11/1/17 (a)(c)	1,665,000	1,665,799
New York Trans. Dev. Corp. (Term. One Group Assoc. L.P. Proj.) Series 2015, 5% 1/1/18 (b)	2,000,000	2,018,640

TOTAL NEW YORK		6,755,781

North Carolina - 0.6%
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev.:
Series 1991 A, 6.5% 1/1/18 (Escrowed to Maturity)	50,000	50,680
Series 2009 A, 5% 1/1/18 (Escrowed to Maturity)	125,000	126,244
North Carolina Med. Care Cmnty. Health Series 2017:
5% 10/1/18	745,000	774,487
5% 10/1/19	985,000	1,057,939
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev.:
Series 2010 A, 5% 1/1/20	340,000	368,363
Series 2012 A:
5% 1/1/18	7,190,000	7,259,168
5% 1/1/19	655,000	685,975
Series C, 5% 1/1/21	480,000	502,330

TOTAL NORTH CAROLINA		10,825,186

Ohio - 2.3%
Allen County Hosp. Facilities Rev. Bonds (Mercy Health Proj.) Series 2015 B, SIFMA Municipal Swap Index + 0.750% 1.69%, tender 5/1/20 (a)(c)	13,000,000	13,003,510
Cleveland Ctfs. of Prtn. (Cleveland Stadium Proj.) Series 2010 A, 5% 11/15/17	260,000	261,175
Cleveland Pub. Pwr. Sys. Rev. Series 2016 A, 5% 11/15/19	1,890,000	2,022,773
Hamilton County HealthCare Facilities Rev. (Christ Hosp. Proj.) Series 2012, 5% 6/1/18	425,000	435,680
Kent State Univ. Revs. Series 2009 B, 5% 5/1/18 (Assured Guaranty Corp. Insured)	310,000	317,161
Ohio Higher Edl. Facility Commission Rev.:
(Univ. of Dayton 2009 Proj.) 5% 12/1/17	380,000	382,409
Series 2010 A, 5% 1/15/18	360,000	363,996
Ohio Wtr. Dev. Auth. Wtr. Poll. Cont. Rev. Series 2017 B, SIFMA Municipal Swap Index + 0.220% 1.16% 12/1/20 (a)(c)	25,000,000	25,000,750
Scioto County Hosp. Facilities Rev. Series 2016, 5% 2/15/20	1,180,000	1,272,783
Univ. of Akron Gen. Receipts Series 2010 A, 5% 1/1/19 (FSA Insured)	480,000	502,944

TOTAL OHIO		43,563,181

Oregon - 0.1%
Oregon Facilities Auth. Rev.:
(Legacy Health Proj.) Series 2011 A, 5.25% 5/1/19	350,000	372,029
Series 2011 C, 5% 10/1/20	420,000	466,544
Port of Portland Arpt. Rev. 5% 7/1/18 (b)	215,000	221,261

TOTAL OREGON		1,059,834

Pennsylvania - 2.4%
Allegheny County Arpt. Auth. Rev.:
Series 2007 B, 5% 1/1/18 (FSA Insured)	1,770,000	1,787,204
Series B, 5% 1/1/19 (FSA Insured)	590,000	595,440
5% 1/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (b)	280,000	282,652
Allegheny County Hosp. Dev. Auth. Rev. Series 2010 A:
5% 5/15/18	1,920,000	1,967,674
5% 5/15/19	1,000,000	1,063,640
Doylestown Hosp. Auth. Hosp. Rev. Series 2016 B, 5% 7/1/20	580,000	623,483
Lycoming County Auth. College Rev. Series 2016:
4% 10/1/18	500,000	514,100
4% 10/1/19	1,000,000	1,047,730
Monroeville Fin. Auth. UPMC Rev.:
Series 2012, 4% 2/15/18	225,000	227,529
Series 2014 B, 3% 2/1/19	195,000	200,103
Montgomery County Indl. Dev. 4% 10/1/17	500,000	500,000
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. Series 2009 A, 5% 6/1/18	1,935,000	1,982,195
Pennsylvania Econ. Dev. Fing. Auth. Indl. Dev. Rev.:
Series 2014 A:
4% 2/1/18	500,000	505,020
4% 2/1/19	175,000	181,883
Series 2016, 4% 3/15/19	3,115,000	3,248,727
Pennsylvania Gen. Oblig.:
Series 2008, 5% 2/15/18 (Escrowed to Maturity)	165,000	167,457
Series 2009 1, 5% 3/15/18	120,000	122,160
Series 2011, 5% 7/1/18	225,000	231,656
Series 2012, 5% 6/1/18	335,000	343,804
Series 2014, 5% 7/1/18	410,000	422,128
Series 2015, 5% 3/15/18	605,000	615,890
Series 2016:
5% 9/15/18	4,000,000	4,148,560
5% 1/15/19	325,000	341,231
5% 9/15/19	8,075,000	8,677,637
5% 9/15/20	385,000	425,856
Pennsylvania Higher Edl. Facilities Auth. Rev.:
Series 2010 1, 5% 4/1/18	255,000	260,095
Series 2010 E:
5% 5/15/18	1,190,000	1,219,548
5% 5/15/19	885,000	941,321
Series 2012, 4% 4/1/18	200,000	203,012
Philadelphia Arpt. Rev.:
Series 2010 C, 5% 6/15/18 (b)	445,000	456,935
Series 2011 A, 5% 6/15/18 (b)	1,350,000	1,386,207
Series 2015 A, 5% 6/15/19 (b)	1,195,000	1,270,954
Philadelphia Gas Works Rev.:
Series 15, 4% 8/1/20	500,000	537,065
Series 2016, 5% 10/1/20	640,000	708,525
5% 10/1/19	4,645,000	4,987,987
Philadelphia School District:
Series 2016 D, 5% 9/1/18	750,000	771,855
Series 2016 F, 5% 9/1/19	1,000,000	1,057,310
Reading School District Series 2017, 5% 3/1/21 (FSA Insured)	200,000	221,850
State Pub. School Bldg. Auth. Lease Rev. (The School District of Philadelphia Proj.) Series 2016 A, 5% 6/1/19	375,000	394,541

TOTAL PENNSYLVANIA		44,640,964

Rhode Island - 0.1%
Rhode Island Comm Corp. Rev. Series 2016 A, 5% 6/15/19	1,485,000	1,578,347
South Carolina - 0.8%
Scago Edl. Facilities Corp. for Colleton School District (School District of Colleton County Proj.) Series 2015, 5% 12/1/18	1,575,000	1,643,591
South Carolina Jobs-Econ. Dev. Auth. (Anmed Health Proj.) Series 2016, 5% 2/1/20	750,000	811,793
South Carolina Pub. Svc. Auth. Rev.:
Series 2010 B:
4% 1/1/20	200,000	210,992
5% 1/1/19	595,000	620,793
Series 2011 B:
4% 12/1/17	1,005,000	1,009,663
4% 12/1/20	2,860,000	3,071,640
5% 12/1/18	500,000	520,355
Series 2012 D, 4% 12/1/19	260,000	274,108
Series 2015 C, 5% 12/1/19	4,865,000	5,232,113
5% 1/1/19	1,275,000	1,330,271

TOTAL SOUTH CAROLINA		14,725,319

Tennessee - 0.4%
Knox County Health Edl. & Hsg. Facilities Series 2016 A, 3% 1/1/19	500,000	508,275
Memphis-Shelby County Arpt. Auth. Arpt. Rev.:
Series 2010 B, 5.5% 7/1/19 (b)	2,620,000	2,800,649
Series 2011 C, 5% 7/1/19 (b)	280,000	296,906
Nashville and Davidson County Metropolitan Govt. Health & Edl. Facilities Board Rev. Bonds Series 2001 B, 1.55%, tender 11/3/20 (a)	3,195,000	3,209,409

TOTAL TENNESSEE		6,815,239

Texas - 1.3%
Brownsville Util. Sys. Rev. Series 2015, 5% 9/1/18	1,075,000	1,111,099
Dallas County Util. and Reclamation District Series 2016:
5% 2/15/19	1,375,000	1,448,301
5% 2/15/20	1,320,000	1,433,771
Dallas Fort Worth Int'l. Arpt. Rev. Series 2014 A, 3% 11/1/17 (b)	185,000	185,300
Harris County Cultural Ed. Facilities Fin. Corp. Rev.:
Bonds Series 2014 B, 1.52%, tender 12/1/19 (a)	3,000,000	3,009,750
Series 2013 A:
4% 12/1/18	420,000	434,305
5% 12/1/17	400,000	402,616
Houston Arpt. Sys. Rev.:
Series 2007 B, 5% 7/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,500,000	5,516,720
Series 2011 A:
5% 7/1/18 (b)	100,000	102,889
5% 7/1/19 (b)	980,000	1,041,622
Series 2012 A, 5% 7/1/18 (b)	145,000	149,189
Houston Cmnty. College Sys. Rev. Series 2011, 5% 2/15/18	80,000	81,203
Lower Colorado River Auth. Rev.:
(LCRA Transmission Corp. Proj.) Series 2011 A, 5% 5/15/19	250,000	265,745
(LCRA Transmission Svcs. Corp. Proj.) Series 2016, 5% 5/15/18	925,000	947,968
Series 2008:
5% 5/15/18	470,000	481,670
5.5% 5/15/19	160,000	164,222
Series 2010 4% 5/15/18	405,000	412,574
Series 2010 A, 5% 5/15/20	3,130,000	3,427,788
Series 2010, 5% 5/15/20	200,000	219,028
Series 2014, 5% 5/15/18	280,000	286,952
5% 5/15/19	595,000	632,473
Lubbock Health Facilities Dev. Corp. Rev. (St. Joseph Health Sys. Proj.) Series 2008 B, 5% 7/1/19	950,000	1,015,370
Royse City Independent School District Series 2014, 0% 2/15/20	555,000	538,111
Southwest Higher Ed. Auth. Rev. (Southern Methodist Univ. Proj.) Series 2009, 5% 10/1/17	60,000	60,000
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. 5.75% 7/1/18	170,000	175,751

TOTAL TEXAS		23,544,417

Virginia - 0.9%
Fairfax County Indl. Dev. Auth. (Inova Health Sys. Proj.) Series 2009 C, 5% 5/15/18	495,000	507,073
Halifax County Indl. Dev. Auth. Bonds 2.15%, tender 9/1/20 (a)	2,815,000	2,863,671
Louisa Indl. Dev. Auth. Poll. Cont. Rev. Bonds:
Series 2008 A, 1.75%, tender 5/16/19 (a)	1,865,000	1,876,004
Series 2008 B, 2.15%, tender 9/1/20 (a)	935,000	951,166
Lynchburg Econ. Dev. (Centra Health Proj.) Series A:
5% 1/1/19	345,000	361,184
5% 1/1/20	500,000	540,550
Wise County Indl. Dev. Auth. Waste & Sewage Rev. Bonds (Virginia Elec. and Pwr. Co. Proj.) Series 2010 A, 1.875%, tender 6/1/20 (a)	8,650,000	8,725,169
York County Econ. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. and Pwr. Co. Proj.) Series 2009 A, 1.875%, tender 5/16/19 (a)	1,300,000	1,310,257

TOTAL VIRGINIA		17,135,074

Washington - 0.4%
Chelan County Pub. Util. District #1 Rev. Series 2011 B, 5% 7/1/18 (b)	310,000	319,123
Port of Seattle Rev. Series 2010 C, 5% 2/1/18 (b)	875,000	886,086
Tobacco Settlement Auth. Rev. Series 2013:
5% 6/1/18	1,000,000	1,024,260
5% 6/1/20	4,490,000	4,893,427
Washington Gen. Oblig. Series 2004 C, 0% 6/1/18	210,000	208,551
Washington Health Care Facilities Auth. Rev. Series 2014, 5% 3/1/18	610,000	619,772
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #3 Rev. Series 1993 C, 0% 7/1/18	475,000	470,929

TOTAL WASHINGTON		8,422,148

West Virginia - 0.2%
West Virginia Econ. Dev. Auth. Poll. Cont. Rev. (Appalacian Pwr. Co. - Amos Proj.) Series 2008 D, 3.25% 5/1/19	250,000	254,315
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev. Bonds:
(Appalachian Pwr. Co. Amos Proj.) Series 2011 A, 1.7%, tender 9/1/20 (a)(b)	3,115,000	3,100,048
1.9%, tender 4/1/19 (a)	530,000	533,042

TOTAL WEST VIRGINIA		3,887,405

Wisconsin - 0.5%
Milwaukee County Arpt. Rev. Series 2016 A:
5% 12/1/18 (b)	700,000	729,407
5% 12/1/19 (b)	2,435,000	2,616,042
Wisconsin Health & Edl. Facilities:
( Agnesian Healthcare Proj.) Series 2017, 5% 7/1/21	400,000	447,680
(Agnesian Healthcare Proj.) Series 2017:
3% 7/1/18	225,000	227,957
4% 7/1/19	400,000	417,784
(Thedacare, Inc. Proj.) Series 2015, 5% 12/15/17	435,000	438,467
Bonds Series 2013 B:
4%, tender 3/1/18 (a)	1,280,000	1,295,334
4%, tender 5/30/19 (a)	1,390,000	1,454,635
Series 2013 A, 5% 11/15/18	160,000	166,886
Series 2014 A, 5% 11/15/17	1,300,000	1,306,123
Wisconsin Health & Edl. Facilities Auth. Rev. Series 2012 B, 5% 8/15/18	675,000	698,112

TOTAL WISCONSIN		9,798,427

TOTAL MUNICIPAL BONDS
(Cost $788,335,928)		789,403,619

Municipal Notes - 55.9%
Alabama - 1.1%
Alabama Fed. Aid Hwy. Fin. Auth. Participating VRDN Series 16 XL 0024, 1.09% 10/6/17 (Liquidity Facility Barclays Bank PLC) (a)(e)	8,000,000	$8,000,000
Albertville Indl. Dev. Rev. Series 2007, 1.07% 10/5/17, LOC JPMorgan Chase Bank, VRDN (a)(b)	9,595,000	9,595,000
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 1.1% 10/6/17, VRDN (a)(b)	2,903,000	2,903,000

TOTAL ALABAMA		20,498,000

Arizona - 0.3%
Maricopa County Indl. Dev. Auth. Rev. (ADJ- Redman Homes, Inc. Proj.) Series 1999, 1.09% 10/6/17, LOC Wells Fargo Bank NA, VRDN (a)(b)	5,610,000	5,610,000
California - 2.2%
California Gen. Oblig. Participating VRDN Series Floaters XF 10 38, 1.02% 10/6/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(e)	11,700,000	11,700,000
California Infrastructure & Econ. Dev. Bank Rev. Series 2003, 1% 10/6/17, LOC U.S. Bank NA, Cincinnati, VRDN (a)(b)	425,000	425,000
California St Enterprise Dev. Auth. (Var Evapco Proj.) Series 2008, 1.24% 10/6/17, LOC Manufacturers & Traders Trust Co., VRDN (a)(b)	3,995,000	3,995,000
California Statewide Cmntys. Dev. Auth. Participating VRDN Series ZF 01 99, 1.14% 10/6/17 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	2,695,000	2,695,000
Ontario Redev. Agcy. Multi-family Hsg. Rev. Series 1996 B, 1.1% 10/6/17, LOC Bank of America NA, VRDN (a)(b)	340,000	340,000
San Francisco Calif. City & Cnty. Arpts. Commn. Int'l. Arpt. Rev. Participating VRDN Series 15 ZF 01 64, 1.19% 10/6/17 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(e)	6,665,000	6,665,000
San Francisco City & County Arpt. Commission Participating VRDN Series Floaters 16 ZF0516, 1.19% 10/6/17 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(e)	12,500,000	12,500,000
San Jose Int'l. Arpt. Rev. Participating VRDN Series 2017, 1.14% 10/6/17 (Liquidity Facility Citibank NA) (a)(b)(e)	1,400,000	1,400,000
Shafter Indl. Dev. Auth. Indl. Dev. Rev. 1.69% 10/6/17, LOC Deutsche Bank AG, VRDN (a)(b)	1,400,000	1,400,000

TOTAL CALIFORNIA		41,120,000

Colorado - 0.2%
Colorado Edl. & Cultural Facilities Auth. Rev. (Mesivta of Greater Los Angeles Proj.) Series 2005, 1.3% 10/6/17, LOC Deutsche Bank AG, VRDN (a)	3,475,000	3,475,000
Connecticut - 0.9%
Stratford Gen. Oblig. BAN Series 2017, 2.5% 1/3/18	1,200,000	1,203,612
Tolland Gen. Oblig. BAN Series 2017, 2% 5/24/18	700,000	703,885
Windham Gen. Oblig. BAN Series 2017, 2.25% 4/12/18 (d)	14,100,000	14,173,602

TOTAL CONNECTICUT		16,081,099

Delaware - 1.0%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.) Series 1994, 1.12% 10/2/17, VRDN (a)(b)	18,600,000	18,600,000
Florida - 0.5%
Hillsborough County Indl. Dev. Auth. Rev. (Var-Independent Day School Proj.) Series 2000, 1.18% 10/6/17, LOC Bank of America NA, VRDN (a)	900,000	900,000
Miami Dade Cnty. Aviation Rev. Participating VRDN Series Floaters XL 00 35, 1.09% 10/6/17 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(e)	3,975,000	3,975,000
Miami-Dade County Transit Sales Surtax Rev. Participating VRDN Series Floaters ZF 20 83, 1.09% 10/6/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(e)	5,000,000	5,000,000

TOTAL FLORIDA		9,875,000

Georgia - 0.8%
Burke County Indl. Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Vogtle Proj.):
First Series 1992, 1.04% 10/2/17, VRDN (a)	1,255,000	1,255,000
Second Series 1995, 1.04% 10/2/17, VRDN (a)	2,700,000	2,700,000
Monroe County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Scherer Proj.):
Series 1997, 1.04% 10/2/17, VRDN (a)	2,750,000	2,750,000
Series 2008, 1.04% 10/2/17, VRDN (a)	4,900,000	4,900,000
Savannah Econ. Dev. Auth. Rev. (Calvary Day School Proj.) Series 2006, 1.06% 10/6/17, LOC SunTrust Banks, Inc., VRDN (a)	1,530,000	1,530,000
Savannah Hsg. Auth. Multi-family Hsg. Rev. (VAR-Bradley Pointe Apts Proj.) Series 2003, 1.09% 10/6/17, LOC KeyBank NA, VRDN (a)(b)	500,000	500,000
Valdosta-Lowndes County Indl. (VAR-DEV STEEDA Autosports Proj.) Series 2008, 1.19% 10/6/17, LOC Bank of America NA, VRDN (a)(b)	700,000	700,000

TOTAL GEORGIA		14,335,000

Hawaii - 0.3%
Hawaii Dept. of Budget & Fin. Spl. Purp. Mtg. Rev. Series 1991, 1% 10/6/17, LOC MUFG Union Bank NA, VRDN (a)(b)	6,062,500	6,062,500
Idaho - 0.1%
Eagle Indl. Dev. Corp. Rev. (Camille Beckman Proj.) 1.12% 10/6/17, LOC Wells Fargo Bank NA, VRDN (a)(b)	1,060,000	1,060,000
Idaho Health Facilities Auth. Rev. Participating VRDN Series 16 XG 00 66, 1.19% 10/6/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(e)	1,500,000	1,500,000

TOTAL IDAHO		2,560,000

Illinois - 7.3%
Centegra Health Sys. Participating VRDN Series Floaters XF 23 39, 1.14% 10/6/17 (Liquidity Facility Barclays Bank PLC) (a)(e)	17,050,000	17,050,000
Chicago Board of Ed. Participating VRDN Series Floaters XG 01 08, 1.14% 10/6/17 (Liquidity Facility Barclays Bank PLC) (a)(e)	4,800,000	4,800,000
Chicago Indl. Dev. Rev. (Var Primrose Candy Co. Proj.) Series 2001, 1.12% 10/6/17, LOC Bank of America NA, VRDN (a)(b)	710,000	710,000
Chicago O'Hare Int'l. Arpt. Rev. Participating VRDN:
Series Floaters XL 00 49, 1.09% 10/6/17 (Liquidity Facility Citibank NA) (a)(b)(e)	6,730,000	6,730,000
Series Floaters YX 10 35, 1.22% 10/6/17 (Liquidity Facility Barclays Bank PLC) (a)(e)	10,180,000	10,180,000
Chicago Park District Gen. Oblig. Participating VRDN Series ROC II R 11935, 1.44% 10/6/17 (Liquidity Facility Citibank NA) (a)(e)	9,375,000	9,375,000
Chicago Transit Auth. Participating VRDN:
Series 2017, 1.09% 10/6/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(e)	32,795,000	32,795,000
Series Floaters XM 04 50, 0.98% 10/6/17 (Liquidity Facility Barclays Bank PLC) (a)(e)	1,500,000	1,500,000
Chicago Transit Auth. Rev. Bonds Participating VRDN Series XM 00 53, 1.19% 10/6/17 (Liquidity Facility Citibank NA) (a)(e)	12,205,000	12,205,000
Cook County Gen. Oblig. Participating VRDN:
Series 2015 XF0124, 1.24% 10/6/17 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	5,000,000	5,000,000
Series XX 10 11, 1.09% 10/6/17 (Liquidity Facility Barclays Bank PLC) (a)(e)	6,660,000	6,660,000
Illinois Dev. Fin. Auth. Indl. Dev. Rev. Series 1997, 1.01% 10/6/17, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)(b)	6,000,000	6,000,000
Illinois Fin. Auth. Rev. Participating VRDN Series XF 01 04, 1.09% 10/6/17 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	5,000,000	5,000,000
Illinois Fin. Auth. Solid Waste Rev. (Kuusakoski U.S. LLC Proj.) Series 2013, 1.02% 10/6/17, LOC Nordea Bank Finland PLC, VRDN (a)(b)	5,525,000	5,525,000
Illinois Gen. Oblig. Participating VRDN Series 15 XF 1006, 1.19% 10/6/17 (Liquidity Facility Deutsche Bank AG) (a)(e)	8,900,000	8,900,000
Metropolitan Wtr. Reclamation District of Greater Chicago Participating VRDN Series Floaters XM 03 78, 1.12% 10/6/17 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	5,000,000	5,000,000

TOTAL ILLINOIS		137,430,000

Indiana - 0.4%
Indiana Dev. Fin. Auth. Envir. Rev. (PSI Energy Proj.) Series 2003 A, 1.1% 10/6/17, VRDN (a)(b)	1,800,000	1,800,000
Indiana Fin. Auth. Econ. Dev. Rev. (ADJ-YMCA Portage TWP, Inc. Proj.) Series 2006, 1.07% 10/6/17, LOC Fifth Third Bank, Cincinnati, VRDN (a)	2,985,000	2,985,000
Indianapolis Multifamily Hsg. Rev. (Forest Ridge Apts Proj.) Series A, 1.05% 10/6/17, LOC RBS Citizens NA, VRDN (a)(b)	2,900,000	2,900,000

TOTAL INDIANA		7,685,000

Kansas - 0.1%
Olathe Indl. Rev. Series 1997, 1.05% 10/6/17, LOC Svenska Handelsbanken AB, VRDN (a)(b)	1,000,000	1,000,000
Kentucky - 0.3%
Kentucky State Property & Buildings Commission Rev. Participating VRDN Series XG 0113, 1.14% 10/6/17 (Liquidity Facility Barclays Bank PLC) (a)(e)	5,600,000	5,600,000
Lexington-Fayette Urban County K Series 1998, 1.14% 10/6/17, LOC PNC Bank NA, VRDN (a)	220,000	220,000

TOTAL KENTUCKY		5,820,000

Louisiana - 8.0%
Caddo-Bossier Parishes Port Co. (Oakley Louisiana, Inc. Proj.) 1.09% 10/6/17, LOC Bank of America NA, VRDN (a)(b)	1,095,000	1,095,000
New Orleans Aviation Board Rev. Participating VRDN:
Series Floater ZF 24 97, 1.14% 10/6/17 (Liquidity Facility Citibank NA) (a)(b)(e)	800,000	800,000
Series Floaters XL 00 46, 1.14% 10/6/17 (Liquidity Facility Citibank NA) (a)(b)(e)	14,640,000	14,640,000
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.):
Series 2010 A1, 1.05% 10/6/17, VRDN (a)	67,000,000	66,999,978
Series 2010 B1, 1.05% 10/6/17, VRDN (a)	65,710,000	65,710,000

TOTAL LOUISIANA		149,244,978

Maine - 0.0%
Auburn Rev. Oblig. Secs Series 2001, 1.24% 10/6/17, LOC TD Banknorth, NA, VRDN (a)(b)	680,000	680,000
Maryland - 0.2%
Maryland Health & Higher Edl. Facilities Auth. Rev. Series 1995, 1.17% 10/6/17 (Liquidity Facility Manufacturers & Traders Trust Co.), VRDN (a)	2,755,000	2,755,000
Massachusetts - 0.5%
Massachusetts Dev. Fin. Agcy. Rev. Participating VRDN Series Floaters XF 23 65, 1.14% 10/6/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(e)	6,665,000	6,665,000
Massachusetts Edl. Fing. Auth. Rev. Participating VRDN Series Floaters XG 01 39, 1.14% 10/6/17 (Liquidity Facility Citibank NA) (a)(b)(e)	1,800,000	1,800,000

TOTAL MASSACHUSETTS		8,465,000

Michigan - 1.0%
Lowell Mich Ltd. Oblig. Indl. Dev. (Litehouse, Inc. Proj.) Series 2003, 1.32% 10/6/17, LOC Fifth Third Bank, Cincinnati, VRDN (a)(b)	770,000	770,000
Michigan Hsg. Dev. Auth. Single Family Mtg. Rev. Series B, 0.98% 10/6/17 (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (a)(b)	15,100,000	15,100,000
Michigan Strategic Fund Ltd. Oblig. Rev. Series 2007, 1.07% 10/6/17, LOC Fifth Third Bank, Cincinnati, VRDN (a)	3,200,000	3,200,000

TOTAL MICHIGAN		19,070,000

Mississippi - 0.3%
Mississippi Bus. Fin. Corp. Rev. (Utils. Optimization LLC Proj.) Series 2002 A, 1.12% 10/6/17, LOC Cap. One Bank, VRDN (a)(b)	900,000	900,000
Mississippi Bus. Fin. Corp. Solid Waste Disp. Rev. (Gulf Pwr. Co. Proj.) Series 2012, 1.05% 10/2/17, VRDN (a)(b)	5,600,000	5,600,000

TOTAL MISSISSIPPI		6,500,000

Missouri - 0.1%
Saint Louis Arpt. Rev. RAN Series 2017 B, 5% 7/1/18 (b)	2,365,000	2,429,044
Nebraska - 0.1%
Stanton County Indl. Dev. Rev. Series 1998, 1.1% 10/6/17, VRDN (a)(b)	1,200,000	1,200,000
Nevada - 1.2%
Clark County Arpt. Rev. Participating VRDN Series ROC II R 11823, 1.14% 10/6/17 (Liquidity Facility Citibank NA) (a)(e)	21,840,000	21,840,000
Sparks Econ. Dev. Rev. (RIX Industries Proj.) Series 2002, 1.12% 10/6/17, LOC Wells Fargo Bank NA, VRDN (a)(b)	565,000	565,000

TOTAL NEVADA		22,405,000

New Jersey - 4.1%
Belmar Gen. Oblig. BAN Series 2017, 3% 2/9/18	3,700,000	3,721,904
Carteret Gen. Oblig. BAN Series 2017, 2.5% 6/1/18	7,200,000	7,260,192
Collingswood BAN Series 2017 A, 2.5% 3/22/18	1,900,000	1,910,640
East Orange BAN Series 2017 A, 2.5% 3/26/18	4,400,000	4,430,184
Guttenberg N J BAN 2.5% 3/15/18	20,975,000	21,104,835
Hackensack City Tax Appeal Nts BAN Series 2016, 2% 11/6/17	1,800,000	1,801,602
Maple Shade Township BAN Series 2017, 2.25% 9/7/18	1,200,000	1,209,900
Millstone Township Gen. Oblig. BAN Series 2017, 2.25% 9/12/18	1,200,000	1,211,748
New Brunswick Gen. Oblig. BAN Series 2017, 2% 6/4/18	4,400,000	4,424,024
New Jersey Health Care Facilities Fing. Auth. Rev. Participating VRDN:
Series 16 XG 00 47, 1.28% 10/6/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(e)	8,753,627	8,753,627
Series Floaters ZM 05 45, 1.09% 10/6/17 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	1,100,000	1,100,000
New Jersey Tpk. Auth. Tpk. Rev. Participating VRDN:
Series Floaters XF 05 74, 1.09% 10/6/17 (Liquidity Facility Toronto-Dominion Bank) (a)(e)	3,330,000	3,330,000
Series Floaters XL 00 50, 1.04% 10/6/17 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	4,165,000	4,165,000
Roselle County of Union BAN Series 2017, 2.25% 9/14/18	1,300,000	1,312,064
South Brunswick Township BAN Series 2017, 2.25% 10/2/18 (d)	1,400,000	1,415,232
Wood-Ridge Gen. Oblig. BAN Series 2017, 2.25% 9/14/18	9,812,320	9,902,495

TOTAL NEW JERSEY		77,053,447

New York - 9.0%
Binghamton Gen. Oblig. BAN:
Series 2016, 2.5% 11/17/17	900,000	901,512
Series 2017 B, 2.5% 4/20/18	9,600,000	9,668,544
Series 2017, 2.25% 6/29/18	10,905,000	10,986,133
Broome County Gen. Oblig. BAN 2.5% 5/4/18	7,600,000	7,656,772
Canastota Central School District BAN Series 2017, 2.5% 7/20/18	1,500,000	1,515,135
Canton Cent School District BAN Series 2017, 2.25% 6/29/18	1,400,000	1,410,122
Central Valley Central School District BAN Series 2017, 2.5% 6/29/18	2,700,000	2,723,058
Chautauqua Lake Central School District BAN Series 2017, 2.25% 6/28/18	10,250,000	10,321,033
Copiague Union Free School District:
BAN 2.25% 3/30/18	5,900,000	5,930,326
TAN Series 2017, 2% 6/21/18	2,800,000	2,817,388
Corning School District Gen. Oblig. BAN Series 2017 B, 2.25% 6/21/18	1,200,000	1,209,396
East Aurora Union Free School District BAN Series A, 2.25% 8/1/18	1,100,000	1,108,547
Elmira City School District BAN Series B, 2.25% 6/28/18	1,500,000	1,510,620
Lansingburgh Central School District BAN Series 2017, 2.5% 7/20/18	1,700,000	1,717,153
Lyons Cent School District BAN Series 2017, 2.25% 6/29/18	1,199,259	1,207,666
Marcellus Central School District BAN Series 2017, 2.25% 6/29/18	1,200,000	1,208,928
Monroe County Indl. Dev. Agcy. Civic Facility Rev. Series 2007, 1.06% 10/6/17, LOC Citizens Bank of Pennsylvania, VRDN (a)	2,695,000	2,695,000
Nassau County Indl. Dev. Agcy. Indl. Dev. Rev. (Rubies Costume Co. Proj.) Series 1999, 1.29% 10/6/17, LOC Bank of America NA, VRDN (a)	380,000	380,000
North Tonawanda City School District BAN Series 2017, 2.2% 8/24/18	2,400,000	2,422,680
Ogdensburg Enlrg Cty School District BAN Series 2017, 2.5% 6/20/18	44,430,000	44,844,088
Oneida County Indl. Dev. Agcy. Rev. (Champion Home Builders Co. Proj.) 1.15% 10/6/17, LOC Wells Fargo Bank NA, VRDN (a)(b)	6,820,000	6,820,000
Onondaga County Indl. Dev. Agcy. Indl. Dev. Rev. (Var G A Braun, Inc. Proj.) Series 2007, 1.24% 10/6/17, LOC Manufacturers & Traders Trust Co., VRDN (a)(b)	6,050,000	6,050,000
Queensbury Union Free School District BAN Series 2017, 2.5% 7/13/18	2,700,000	2,726,163
Red Creek Central School District BAN Series 2017, 2.25% 6/29/18	1,900,000	1,912,863
Rome City School District BAN Series 2017, 2.25% 8/3/18	3,700,000	3,729,563
South Glens Falls Central School District BAN Series 2017 A, 2.25% 7/27/18	3,400,000	3,427,166
Stillwater N Y BAN Series 2017, 2.25% 6/7/18	5,500,000	5,537,180
Syracuse Gen. Oblig. RAN:
Series 2017, 2.25% 6/29/18 (d)	7,805,000	7,867,440
Series B, 2.25% 7/10/18 (d)	6,600,000	6,653,988
Ulster County Indl. Dev. Agcy. I (Selux Corp. Proj.) Series A:
1.32% 10/6/17, LOC Manufacturers & Traders Trust Co., VRDN (a)(b)	440,000	440,000
1.32% 10/6/17, LOC Manufacturers & Traders Trust Co., VRDN (a)(b)	305,000	305,000
Wappingers Central School District TAN Series 2017, 1.5% 10/31/17	900,000	900,279
Whitney Point Central School District BAN Series 2017, 2.25% 8/17/18	10,709,014	10,792,009

TOTAL NEW YORK		169,395,752

North Carolina - 0.3%
Hertford County Indl. Facilities Poll. Cont. Fing. Auth. Series 2000 B, 1.17% 10/6/17, VRDN (a)(b)	4,400,000	4,400,000
Stanly County Indl. Facilities & Pollutn Cont. Fing. Auth. Series 2008, 1.09% 10/5/17, LOC JPMorgan Chase Bank, VRDN (a)(b)	930,000	930,000

TOTAL NORTH CAROLINA		5,330,000

Ohio - 0.8%
American Muni. Pwr. BAN Series 2017:
2.25% 4/26/18	790,000	794,977
2.25% 5/1/18	1,004,950	1,011,261
Avon Lake BAN Series 2017, 2.5% 7/11/18	2,346,000	2,368,920
Belmont County BAN 2% 4/19/18	7,954,000	7,979,373
Lakewood Ohio Income Tax Rev. BAN Series 2017, 2% 4/2/18	2,400,000	2,410,608

TOTAL OHIO		14,565,139

Pennsylvania - 0.7%
Berks County Indl. Dev. Auth. Rev. (KTB Real Estate Partnership Proj.) 1.12% 10/6/17, LOC Manufacturers & Traders Trust Co., VRDN (a)(b)	450,000	450,000
Montgomery County Indl. Dev. Auth. Rev. (Var-FXD-Big Little Assoc. Proj.) Series 1999, 1.12% 10/6/17, LOC Wells Fargo Bank NA, VRDN (a)	200,000	200,000
Northampton County Indl. Dev. Auth. Rev. Series 1998, 1.1% 10/5/17, LOC Wells Fargo Bank NA, VRDN (a)	250,000	250,000
Pennsylvania Eco Dev. Fing. Auth. (Hawley Silk Mill, LLC Proj.) Series A1, 1.07% 10/6/17, LOC PNC Bank NA, VRDN (a)	300,000	300,000
Pennsylvania Tpk. Commission Tpk. Rev. Participating VRDN:
Series Floaters ZM 05 35, 1.04% 10/6/17 (Liquidity Facility Citibank NA) (a)(e)	4,750,000	4,750,000
Series ROC II R 11995, 1.04% 10/6/17 (Liquidity Facility Citibank NA) (a)(e)	7,330,000	7,330,000

TOTAL PENNSYLVANIA		13,280,000

South Carolina - 1.1%
Berkeley County Indl. Dev. Rev. (Nucor Corp. Proj.) Series 1995, 1.1% 10/6/17, VRDN (a)(b)	11,000,000	11,000,000
South Carolina Pub. Svc. Auth. Rev. Participating VRDN:
Series Floaters XM 02 91, 1.09% 10/6/17 (Liquidity Facility Royal Bank of Canada) (a)(e)	1,600,000	1,600,000
Series Floaters XM 03 84, 1.14% 10/6/17 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	2,200,000	2,200,000
South Carolina St. Pub. Svc. Auth. Rev. Participating VRDN Series XG 0046, 1.14% 10/6/17 (Liquidity Facility Toronto-Dominion Bank) (a)(e)	5,635,000	5,635,000

TOTAL SOUTH CAROLINA		20,435,000

Tennessee - 2.0%
Memphis-Shelby County Indl. Dev. Board Facilities Rev. Series 2007, 1.1% 10/6/17, VRDN (a)(b)	3,000,000	3,000,000
Vanderbilt Hosp. Participating VRDN 1.09% 10/6/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(e)	33,655,000	33,655,000

TOTAL TENNESSEE		36,655,000

Texas - 8.0%
Dallas Fort Worth Int'l. Arpt. Rev. Participating VRDN Series Floaters XF 10 61, 1.16% 10/6/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)(e)	11,250,000	11,250,000
Mission Econ. Dev. Corp. Idr (CMI Proj.) Series 2007, 1.12% 10/6/17, LOC Wells Fargo Bank NA, VRDN (a)(b)	500,000	500,000
Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.):
Series 2001 A, 1.41% 10/2/17, VRDN (a)	200,000	200,000
Series 2004, 1.59% 10/6/17, VRDN (a)(b)	51,300,000	51,300,000
Series 2010 B, 1.41% 10/2/17, VRDN (a)	13,100,000	13,100,000
Series 2010 C, 1.41% 10/2/17, VRDN (a)	20,950,000	20,950,000
Series 2010 D:
1.41% 10/2/17, VRDN (a)	45,350,000	45,350,000
1.41% 10/2/17, VRDN (a)	6,430,000	6,430,000
San Antonio Arpt. Sys. Rev. 1.19% 10/6/17, LOC Bank of America NA, VRDN (a)(b)	1,600,000	1,600,000

TOTAL TEXAS		150,680,000

Utah - 0.4%
Salt Lake City Arpt. Rev. Participating VRDN:
Series 17 XM 0493, 1.19% 10/6/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(e)	2,300,000	2,300,000
Series 17 ZF 0540, 1.14% 10/6/17 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	300,000	300,000
Series Floaters XM 05 06, 1.19% 10/6/17 (Liquidity Facility Cr. Suisse AG) (a)(b)(e)	4,600,000	4,600,000
Series Floaters ZM 05 51, 1.12% 10/6/17 (Liquidity Facility Citibank NA) (a)(b)(e)	800,000	800,000

TOTAL UTAH		8,000,000

Washington - 1.8%
Catholic Health Initiatives Participating VRDN Series XF 1017, 1.11% 10/6/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(e)	17,200,000	17,200,000
Fyi Properties Leas Rev. Participating VRDN Series Floaters XL 00 07, 1.09% 10/6/17 (Liquidity Facility Barclays Bank PLC) (a)(e)	11,820,000	11,820,000
Port Chehalis Indl. Dev. Rev. (JLT Holding, LLC Proj.) Series 2003, 1.07% 10/6/17, LOC Wells Fargo Bank NA, VRDN (a)(b)	1,315,000	1,315,000
Seattle Hsg. Auth. Rev. (Douglas Apts. Proj.) 1.07% 10/6/17, LOC KeyBank NA, VRDN (a)	770,000	770,000
Washington Health Care Facilities Auth. Rev. Participating VRDN Series Floaters XG 00 51, 1.09% 10/6/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(e)	3,375,000	3,375,000

TOTAL WASHINGTON		34,480,000

Wisconsin - 0.8%
Brodhead Indl. Dev. Series 2000, 0.98% 10/6/17, LOC JPMorgan Chase Bank, VRDN (a)(b)	6,800,000	6,800,000
River Falls Indl. Dev. Rev. 1.24% 10/6/17, LOC U.S. Bank NA, Cincinnati, VRDN (a)(b)	450,000	450,000
Wisconsin Health & Edl. Facilities Participating VRDN Series 2017 ZF 2412, 1.04% 10/6/17 (Liquidity Facility Citibank NA) (a)(e)	7,500,000	7,500,000

TOTAL WISCONSIN		14,750,000

TOTAL MUNICIPAL NOTES
(Cost $1,047,579,720)		1,047,524,959
	Shares	Value

Money Market Funds - 2.5%
Fidelity Municipal Cash Central Fund, 0.98% (f)(g)
(Cost $48,086,000)	48,081,192	48,086,000
TOTAL INVESTMENT IN SECURITIES - 100.5%
(Cost $1,884,001,648)		1,885,014,578
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(10,126,506)
NET ASSETS - 100%		$1,874,888,072

Security Type Abbreviations

BAN – BOND ANTICIPATION NOTE

RAN – REVENUE ANTICIPATION NOTE

TAN – TAX ANTICIPATION NOTE

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (e) Provides evidence of ownership in one or more underlying municipal bonds.

 (f) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

 (g) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Municipal Cash Central Fund	$158,332
Total	$158,332

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Municipal Securities	$1,836,928,578	$--	$1,836,928,578	$--
Money Market Funds	48,086,000	48,086,000	--	--
Total Investments in Securities:	$1,885,014,578	$48,086,000	$1,836,928,578	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Municipal Income Fund

September 30, 2017

HIY-QTLY-1117
1.807726.113

Investments September 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 98.2%
	Principal Amount (000s)	Value (000s)
Alabama - 0.2%
Birmingham Gen. Oblig. Series 2013 A, 5% 3/1/32	3,500	3,982
Montgomery Med. Clinic Facilities:
4% 3/1/36	$500	$503
5% 3/1/33	4,000	4,415

TOTAL ALABAMA		8,900

Alaska - 0.2%
Alaska Int'l. Arpts. Revs. Series 2016 B, 5% 10/1/35	10,800	12,375
Arizona - 1.5%
Arizona Ctfs. of Prtn. Series 2010 A:
5.25% 10/1/26 (FSA Insured)	2,570	2,774
5.25% 10/1/28 (FSA Insured)	8,345	9,004
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.) Series 2007 B, 3 month U.S. LIBOR + 0.810% 1.68%, tender 1/1/37 (a)(b)	3,000	2,625
Glendale Gen. Oblig. Series 2017:
5% 7/1/27 (c)	3,495	4,290
5% 7/1/29 (c)	1,310	1,587
5% 7/1/30 (c)	2,515	3,027
5% 7/1/31 (c)	3,750	4,488
Marana Muni. Property Corp. Facilities Rev. Series 2008 A, 5% 7/1/21 (Pre-Refunded to 7/1/18 @ 100)	1,580	1,627
Maricopa County Indl. Dev. Auth. Rev. Series 2016 A:
5% 1/1/32	10,000	11,825
5% 1/1/33	6,000	7,058
Maricopa County Indl. Dev. Auth. Sr. Living Facilities Series 2016:
5.75% 1/1/36 (d)	740	751
6% 1/1/48 (d)	3,430	3,500
Maricopa County Poll. Cont. Rev. (Southern California Edison Co. Proj.) Series 2000 A, 5% 6/1/35	3,600	3,885
Phoenix Civic Impt. Board Arpt. Rev. Series 2013, 5% 7/1/22 (e)	1,000	1,146
Phoenix Civic Impt. Corp. Excise Tax Rev. Series 2011 C:
5% 7/1/22	1,000	1,136
5% 7/1/23	2,000	2,271
Pima County Swr. Sys. Rev.:
Series 2011 B, 5% 7/1/22 (Pre-Refunded to 7/1/21 @ 100)	535	608
Series 2012 A:
5% 7/1/24	1,140	1,323
5% 7/1/26	1,000	1,159
Salt Verde Finl. Corp. Sr. Gas Rev. Series 2007:
5.25% 12/1/21	3,500	3,982
5.5% 12/1/29	7,900	9,808
Scottsdale Indl. Dev. Auth. Hosp. Rev. (Scottsdale Healthcare Proj.) Series 2006 C, 5% 9/1/35 (FSA Insured)	845	919
Univ. Med. Ctr. Corp. Hosp. Rev. Series 2011, 6% 7/1/39 (Pre-Refunded to 7/1/21 @ 100)	3,000	3,498

TOTAL ARIZONA		82,291

California - 9.5%
ABAG Fin. Auth. for Nonprofit Corps. Rev. (Sharp HealthCare Proj.) Series 2009 B, 6.25% 8/1/39	2,800	3,039
ABC Unified School District Series 1997 C, 0% 8/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,925	2,852
Antelope Valley Healthcare District Rev. Series 2016 A:
5% 3/1/26	3,305	3,529
5% 3/1/31	7,165	7,449
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Bonds:
Series A, 2.95%, tender 4/1/26 (a)	8,120	8,497
Series B, 2.85%, tender 4/1/25 (a)	6,640	6,949
Series C, 2.1%, tender 4/1/22 (a)	6,195	6,343
Cabrillo Unified School District Series A, 0% 8/1/20 (AMBAC Insured)	4,275	4,055
California Edl. Facilities Auth. Rev. (Loyola Marymount Univ. Proj.) Series 2001 A, 0% 10/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	4,469
California Gen. Oblig.:
Series 2007, 5.625% 5/1/20	120	120
Series 2016, 5% 9/1/29	2,580	3,134
Series 2017:
5.25% 3/1/38	500	508
5.25% 3/1/38 (Pre-Refunded to 3/1/18 @ 100)	2,460	2,505
5% 8/1/19	10	10
5% 8/1/20	10	10
5% 8/1/29	6,535	7,926
5.25% 12/1/33	160	161
5.25% 4/1/35	12,000	13,954
5.25% 11/1/40	3,200	3,559
5.5% 4/1/28	10	10
5.5% 4/1/30	5	5
5.5% 3/1/40	5,900	6,477
5.6% 3/1/36	2,550	2,809
5.75% 4/1/31	5,020	5,370
6% 4/1/38	19,600	20,992
6% 11/1/39	8,205	9,013
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.) Series 2009 E, 5.625% 7/1/25	9,000	9,737
(St. Joseph Health Sys. Proj.) Series 2009 A, 5.75% 7/1/39	6,800	7,337
California Pub. Works Board Lease Rev.:
(Coalinga State Hosp. Proj.) Series 2013 E:
5% 6/1/27	6,730	7,821
5% 6/1/28	6,175	7,140
(Office of Emergency Svcs. Proj.) Series 2007 A:
5% 3/1/21	3,515	3,525
5% 3/1/22	1,695	1,700
(Various Cap. Projs.):
Series 2011 A:
5% 10/1/27	10,000	11,319
5.25% 10/1/26	5,000	5,731
Series 2012 A:
5% 4/1/25	4,700	5,397
5% 4/1/26	13,495	15,464
Series 2012 G, 5% 11/1/25	4,000	4,665
(Various Judicial Council Projs.) Series 2011 D:
5% 12/1/22	4,100	4,707
5% 12/1/23	7,355	8,418
California Statewide Cmntys. Dev. Auth. Rev. (Sutter Health Proj.) Series 2011 A, 6% 8/15/42	6,880	7,731
East Bay Muni. Util. District Wastewtr. Sys. Rev.:
Series 2017 A:
5% 6/1/34	1,200	1,453
5% 6/1/35	5,000	6,029
Series 2017 B:
5% 6/1/34	4,885	5,913
5% 6/1/35	6,000	7,234
5% 6/1/36	5,000	6,005
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev. Series 2017 A1:
5% 6/1/21	1,910	2,160
5% 6/1/22	2,670	3,081
5% 6/1/23	3,050	3,571
5% 6/1/24	1,715	2,026
Kern Cmnty. College District Gen. Oblig. Series 2006:
0% 11/1/28 (FSA Insured)	4,950	3,654
0% 11/1/30 (FSA Insured)	5,000	3,383
Long Beach Unified School District Series 2009:
5.5% 8/1/28	235	254
5.5% 8/1/29	125	135
Los Angeles Cmnty. Redev. Agcy. Lease Rev. (Vermont Manchester Social Svcs. Proj.) Series 2005:
5% 9/1/18 (AMBAC Insured)	1,000	1,003
5% 9/1/19 (AMBAC Insured)	2,545	2,552
Los Angeles Dept. Arpt. Rev. Series 2016 B:
5% 5/15/28 (e)	1,175	1,406
5% 5/15/29 (e)	1,000	1,189
5% 5/15/30 (e)	1,000	1,183
5% 5/15/31 (e)	1,100	1,295
5% 5/15/34 (e)	1,750	2,031
5% 5/15/35 (e)	1,750	2,024
5% 5/15/36 (e)	2,000	2,305
Los Angeles Hbr. Dept. Rev. Series 2016 B:
5% 8/1/30	2,500	3,021
5% 8/1/31	1,000	1,201
5% 8/1/32	3,000	3,580
5% 8/1/33	2,450	2,907
Los Angeles Muni. Impt. Corp. Lease Rev. Series 2012 C:
5% 3/1/23	5,335	6,134
5% 3/1/27	2,000	2,271
Madera County Ctfs. of Prtn. (Children's Hosp. Central California Proj.) Series 2010, 5.375% 3/15/36	3,000	3,266
Monrovia Unified School District Series B, 0% 8/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,525	3,178
Monterey County Pub. Impt. Corp. Ctfs. of Prtn. Series 2007, 5% 8/1/19 (AMBAC Insured)	2,320	2,321
Oakland Gen. Oblig. Series 2012:
5% 1/15/26	4,535	5,083
5% 1/15/28	4,345	4,864
5% 1/15/29	5,370	6,008
Oakland Unified School District Alameda County Series 2015 A:
5% 8/1/25 (FSA Insured)	2,400	2,968
5% 8/1/29	1,750	2,103
Oakland-Alameda County Coliseum Auth. (Oakland Coliseum Proj.) Series 2012 A, 5% 2/1/24	8,200	9,420
Port of Oakland Rev. Series 2012 P:
5% 5/1/23 (e)	6,455	7,401
5% 5/1/24 (e)	9,900	11,342
Poway Unified School District:
(District #2007-1 School Facilities Proj.) Series 2008 A, 0% 8/1/32	4,900	2,981
Series 2011, 0% 8/1/46	1,150	366
Series B:
0% 8/1/37	7,800	3,749
0% 8/1/39	20,100	8,819
Poway Unified School District Pub. Fing.:
5% 9/1/26	1,275	1,484
5% 9/1/29	2,650	3,015
5% 9/1/31	1,200	1,353
Sacramento City Fing. Auth. Rev. Series A, 0% 12/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,200	3,157
Sacramento County Arpt. Sys. Rev. Series 2016 B, 5% 7/1/41	2,570	2,946
San Bernardino County Ctfs. of Prtn. (Arrowhead Proj.) Series 2009 A, 5.25% 8/1/26	2,800	2,983
San Diego Convention Ctr. Expansion Series 2012 A, 5% 4/15/25	10,425	12,033
San Diego County Reg'l. Arpt. Auth. Arpt. Rev. (Sub Lien Proj.) Series 2017 B, 5% 7/1/42 (e)	2,750	3,169
San Diego Unified School District:
Series 2008 C:
0% 7/1/34	3,600	2,074
0% 7/1/47	1,830	594
Series 2008 E, 0% 7/1/47 (f)	7,400	4,909
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev. Series 2014 A, 5% 5/1/44 (e)	12,800	14,261
San Joaquin County Ctfs. of Prtn. (County Administration Bldg. Proj.) Series 2007, 5% 11/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,495	3,512
San Jose Fing. Auth. Lease Rev. (Civic Ctr. Proj.) Series 2013 A:
5% 6/1/27	4,610	5,365
5% 6/1/30	16,190	18,655
5% 6/1/31	5,785	6,649
San Marcos Unified School District:
Series 2010 A, 5% 8/1/38	5,150	5,777
Series 2010 B, 0% 8/1/47	12,935	4,113
San Mateo County Cmnty. College District Series A, 0% 9/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,430	4,456
Union Elementary School District Series B, 0% 9/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500	1,375
Univ. of California Regents Med. Ctr. Pool Rev. Series 2013 J, 5% 5/15/48	3,000	3,389
Univ. of California Revs. Series 2017 AV:
5% 5/15/36	2,715	3,236
5.25% 5/15/42	13,625	16,422
Washington Township Health Care District Gen. Oblig. Series 2013 A, 5.5% 8/1/38	4,500	5,389
Washington Township Health Care District Rev.:
Series 2009 A, 5.75% 7/1/24	1,750	1,855
Series 2010 A, 5.5% 7/1/38	3,815	4,107
West Contra Costa Unified School District Series 2012:
5% 8/1/24	3,625	4,206
5% 8/1/25	10,000	11,563

TOTAL CALIFORNIA		529,353

Colorado - 0.8%
Colorado Health Facilities Auth. (Parkview Med. Ctr., Inc. Proj.) Series 2016:
4% 9/1/35	1,650	1,691
5% 9/1/46	6,000	6,655
Colorado Health Facilities Auth. Retirement Hsg. Rev. (Liberty Heights Proj.) Series B, 0% 7/15/20 (Escrowed to Maturity)	5,800	5,568
Colorado Univ. Co. Hosp. Auth. Rev. Bonds:
Series 2017C-1, 4%, tender 3/1/20 (a)	8,845	9,296
Series 2017C-2, 5%, tender 3/1/22 (a)	6,640	7,484
E-470 Pub. Hwy. Auth. Rev.:
Series 2000 B, 0% 9/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	12,075	11,588
Series 2010 C, 5.375% 9/1/26	1,000	1,106

TOTAL COLORADO		43,388

Connecticut - 0.5%
Connecticut Gen. Oblig. Series 2014 C, 5% 6/15/25	1,680	1,965
Connecticut Health & Edl. Facilities Auth. Rev. Series 2016 K, 4% 7/1/46	7,315	7,228
Connecticut State Revolving Fund Gen. Rev. Series 2017 A:
5% 5/1/33	5,100	6,127
5% 5/1/35	3,790	4,514
New Britain Gen. Oblig. Series 2017 C:
5% 3/1/29 (FSA Insured)	1,070	1,270
5% 3/1/30 (FSA Insured)	2,875	3,392
New Haven Gen. Oblig. Series 2016 A:
5% 8/15/18 (Escrowed to Maturity)	255	264
5% 8/15/18 (FSA Insured)	2,585	2,667
5% 8/15/21 (FSA Insured)	1,400	1,565

TOTAL CONNECTICUT		28,992

District Of Columbia - 1.3%
District of Columbia Gen. Oblig. Series 2017 A:
5% 6/1/33	3,715	4,469
5% 6/1/34	5,275	6,315
District of Columbia Rev. Series B, 4.75% 6/1/32	2,200	2,354
Metropolitan Washington DC Arpts. Auth. Sys. Rev.:
Series 2014 A:
5% 10/1/23 (e)	2,715	3,205
5% 10/1/24 (e)	7,000	8,379
Series 2017 A:
5% 10/1/28 (e)	6,650	8,060
5% 10/1/29 (e)	6,880	8,285
5% 10/1/30 (e)	7,200	8,621
5% 10/1/32 (e)	2,240	2,652
5% 10/1/33 (e)	1,100	1,295
5% 10/1/35 (e)	2,500	2,922
5% 10/1/42 (e)	4,000	4,601
Washington D.C. Metropolitan Transit Auth. Rev. Series 2017 B:
5% 7/1/31	3,125	3,797
5% 7/1/32	4,335	5,238

TOTAL DISTRICT OF COLUMBIA		70,193

Florida - 12.5%
Boynton Beach Util. Sys. Rev. Series 2002, 5.5% 11/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,300	3,587
Brevard County School Board Ctfs. of Prtn. Series 2015 C:
5% 7/1/25	2,000	2,411
5% 7/1/26	1,000	1,194
5% 7/1/28	1,745	2,050
Broward County Arpt. Sys. Rev.:
Series 2012 Q1, 5% 10/1/25	5,215	6,052
Series A:
5% 10/1/28 (e)	2,500	2,909
5% 10/1/30 (e)	3,500	4,035
5% 10/1/31 (e)	2,000	2,293
5% 10/1/32 (e)	2,400	2,739
Broward County School Board Ctfs. of Prtn.:
Series 2012 A:
5% 7/1/23	21,020	24,137
5% 7/1/27	5,695	6,467
Series 2015 A:
5% 7/1/24	1,915	2,304
5% 7/1/26	7,200	8,714
Series 2015 B:
5% 7/1/24	1,940	2,334
5% 7/1/25	2,355	2,871
Series 2016, 5% 7/1/32	1,770	2,109
Citizens Property Ins. Corp. Series 2011 A1, 5% 6/1/19	1,715	1,822
Collier County Indl. Dev. Auth. Healthcare Facilities Rev. (NCH Healthcare Sys. Proj.) Series 2011, 6.25% 10/1/39	24,450	27,816
Duval County School Board Ctfs. of Prtn. Series 2015 B, 5% 7/1/32	12,225	14,085
Florida Board of Ed. Pub. Ed. Cap. Outlay:
Series 2011 E, 5% 6/1/24	6,600	7,485
Series 2011 F, 5% 6/1/23	6,070	6,889
Series A, 5.5% 6/1/38 (Pre-Refunded to 6/1/18 @ 101)	2,000	2,079
Florida Dept. of Children and Family Svcs. Ctfs. of Prtn. (South Florida Evaluation Treatment Ctr. Proj.) 5% 10/1/17	2,130	2,130
Florida Dept. of Trans. Rev. Series 2005 A, 5% 7/1/18	3,320	3,330
Florida Mid-Bay Bridge Auth. Rev.:
Series 2015 A, 5% 10/1/35	5,400	6,073
Series 2015 C:
5% 10/1/30	3,270	3,700
5% 10/1/40	1,000	1,100
Florida Muni. Pwr. Agcy. Rev.:
(Requirements Pwr. Supply Proj.) Series 2016 A:
5% 10/1/30	1,835	2,194
5% 10/1/31	2,005	2,385
(St. Lucie Proj.) Series 2012 A, 5% 10/1/26	3,100	3,543
Series 2015 B:
5% 10/1/28	1,000	1,189
5% 10/1/30	1,800	2,117
Greater Orlando Aviation Auth. Arpt. Facilities Rev.:
Series 2016:
5% 10/1/24 (e)	3,000	3,585
5% 10/1/25 (e)	3,225	3,886
5% 10/1/26 (e)	1,700	2,063
5% 10/1/27 (e)	1,000	1,222
Series 2017 A:
5% 10/1/24 (c)(e)	2,325	2,778
5% 10/1/25 (c)(e)	1,000	1,205
5% 10/1/27(c)(e)	2,000	2,444
5% 10/1/29 (c)(e)	3,000	3,601
5% 10/1/30 (c)(e)	1,950	2,327
5% 10/1/31 (c)(e)	6,905	8,195
5% 10/1/32 (c)(e)	5,405	6,379
5% 10/1/33 (c)(e)	8,005	9,394
5% 10/1/34 (c)(e)	4,805	5,611
5% 10/1/35 (c)(e)	6,350	7,386
5% 10/1/36 (c)(e)	6,005	6,957
5% 10/1/37 (c)(e)	5,005	5,780
Halifax Hosp. Med. Ctr. Rev.:
4% 6/1/27	1,200	1,282
5% 6/1/25	1,285	1,521
5% 6/1/26	1,375	1,613
5% 6/1/46	2,510	2,729
Highlands County Health Facilities Auth. Rev. (Adventist Health Sys./Sunbelt, Inc. Prog.) Series 2008 B, 6% 11/15/37 (a)	11,000	12,120
Hillsborough County Indl. Dev. Auth. Indl. Dev. Rev. (Health Facilities/Univ. Cmnty. Hosp. Proj.) Series 2008 B, 8% 8/15/32 (Pre-Refunded to 8/15/19 @ 101)	4,900	5,567
Jacksonville Sales Tax Rev. Series 2012, 5% 10/1/24	5,500	6,286
Lake County School Board Ctfs. of Prtn. Series 2014 A:
5% 6/1/27 (FSA Insured)	1,000	1,156
5% 6/1/28 (FSA Insured)	1,000	1,149
5% 6/1/30 (FSA Insured)	1,650	1,881
Lee County Arpt. Rev. Series 2011 A, 5.375% 10/1/32 (e)	5,260	5,901
Miami Beach Wtr. & Swr. Rev. 5.5% 9/1/27 (AMBAC Insured)	6,000	6,020
Miami-Dade County Aviation Rev.:
Series 2010 A, 5.375% 10/1/41	5,800	6,431
Series 2010, 5.5% 10/1/30	2,275	2,548
Series 2012 A:
5% 10/1/23 (e)	7,700	8,785
5% 10/1/24 (e)	9,050	10,307
5% 10/1/30 (e)	7,015	7,929
5% 10/1/31 (e)	2,500	2,822
Series 2014 A:
5% 10/1/28 (e)	4,000	4,652
5% 10/1/33 (e)	8,385	9,532
5% 10/1/36 (e)	12,755	14,328
5% 10/1/37	11,100	12,581
Series 2015 A:
5% 10/1/29 (e)	1,585	1,843
5% 10/1/31 (e)	1,330	1,532
5% 10/1/35 (e)	3,400	3,835
Series 2016 A:
5% 10/1/29	1,450	1,734
5% 10/1/31	1,750	2,071
Series 2017 B, 5% 10/1/40 (e)	13,000	14,976
Miami-Dade County Cap. Asset Acquisition Series 2012 A, 5% 10/1/26	3,750	4,346
Miami-Dade County Expressway Auth.:
Series 2014 A, 5% 7/1/44	3,000	3,331
Series 2014 B:
5% 7/1/26	2,500	2,952
5% 7/1/27	1,750	2,053
Miami-Dade County School Board Ctfs. of Prtn.:
Series 2008 A, 5% 8/1/22 (AMBAC Insured)	3,325	3,429
Series 2011 B, 5.625% 5/1/31	6,600	7,449
Series 2015 A:
5% 5/1/26	5,500	6,515
5% 5/1/28	17,710	20,709
Series 2015 B:
5% 5/1/26	8,500	10,068
5% 5/1/27	17,480	20,718
5% 5/1/28	14,465	16,914
Series 2016 A:
5% 5/1/30	3,900	4,570
5% 5/1/32	16,860	19,545
Series 2016 B, 5% 8/1/26	9,230	11,137
Miami-Dade County Transit Sales Surtax Rev. Series 2012:
5% 7/1/24	2,255	2,587
5% 7/1/42	1,900	2,123
Orange County Health Facilities Auth. Series 2012 A, 5% 10/1/42	9,700	10,690
Orange County Health Facilities Auth. Rev. (Orlando Reg'l. Health Care Sys. Proj.) Series 1996 A, 6.25% 10/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,500	4,617
Orange County School Board Ctfs. of Prtn. Series 2015 C, 5% 8/1/30	8,500	10,015
Orlando & Orange County Expressway Auth. Rev. Series 2012, 5% 7/1/22	2,500	2,886
Orlando Utils. Commission Util. Sys. Rev.:
Series 2009 B:
5% 10/1/33	2,115	2,229
5% 10/1/33 (Pre-Refunded to 4/1/19 @ 100)	1,585	1,678
Series 2012 A:
5% 10/1/23	2,300	2,739
5% 10/1/25	1,100	1,344
Palm Beach County Arpt. Sys. Rev. Series 2016:
5% 10/1/21 (e)	1,200	1,361
5% 10/1/23 (e)	1,325	1,559
5% 10/1/24 (e)	1,375	1,638
5% 10/1/25 (e)	2,915	3,501
5% 10/1/26 (e)	2,060	2,491
5% 10/1/27 (e)	1,000	1,198
5% 10/1/29 (e)	1,040	1,227
5% 10/1/30 (e)	1,850	2,173
5% 10/1/31 (e)	1,300	1,519
5% 10/1/32 (e)	2,000	2,325
5% 10/1/33 (e)	4,295	4,968
Palm Beach County Health Facilities Auth. Hosp. Rev. Series 2014:
5% 12/1/22	670	763
5% 12/1/23	1,315	1,514
5% 12/1/24	1,375	1,602
5% 12/1/25	540	620
Palm Beach County School Board Ctfs. of Prtn.:
Series 2014 B, 5% 8/1/24	3,500	4,197
Series 2015 D:
5% 8/1/28	4,035	4,795
5% 8/1/29	13,665	16,154
5% 8/1/30	14,105	16,597
5% 8/1/31	14,165	16,591
South Florida Wtr. Mgmt. District Ctfs. of Prtn. Series 2015:
5% 10/1/26	9,250	11,207
5% 10/1/29	4,000	4,748
5% 10/1/32	6,270	7,322
South Lake County Hosp. District (South Lake Hosp., Inc.):
Series 2009 A, 6.25% 4/1/39	3,300	3,484
Series 2010, 5.25% 10/1/34	3,500	3,729
Tallahassee Health Facilities Rev. Series 2015 A, 5% 12/1/40	1,900	2,063
Tampa Tax Allocation (H. Lee Moffitt Cancer Ctr. Proj.) Series 2012 A, 5% 9/1/22	2,300	2,646
Volusia County School Board Ctfs. of Prtn.:
(Florida Master Lease Prog.) Series 2016 A, 5% 8/1/32 (Build America Mutual Assurance Insured)	5,000	5,752
(Master Lease Prog.) Series 2014 B, 5% 8/1/25	1,775	2,122
Walton County School Board Ctfs. of Prtn. 5.25% 7/1/18 (FSA Insured)	1,865	1,925

TOTAL FLORIDA		696,522

Georgia - 1.7%
Atlanta Wtr. & Wastewtr. Rev.:
5% 11/1/27	1,000	1,212
5% 11/1/30	2,500	2,984
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds:
(Oglethorpe Pwr. Corp. Vogtle Proj.) Series 2013 A, 2.4%, tender 4/1/20 (a)	6,480	6,493
2.2%, tender 4/2/19 (a)	3,000	3,022
2.2%, tender 4/2/19 (a)	300	302
2.2%, tender 4/2/19 (a)	6,500	6,547
2.2%, tender 4/2/19 (a)	4,100	4,130
Colquitt County Dev. Auth. Rev. Series C, 0% 12/1/21 (Escrowed to Maturity)	10,200	9,549
DeKalb County Hosp. Auth. Rev. (DeKalb Med. Ctr., Inc. Proj.) Series 2010:
6% 9/1/30	7,745	8,515
6.125% 9/1/40	12,535	13,644
DeKalb County Wtr. & Swr. Rev. Series 2011 A:
5.25% 10/1/36	3,000	3,413
5.25% 10/1/41	5,600	6,348
Fulton County Wtr. & Swr. Rev. Series 2011:
5% 1/1/23	1,500	1,677
5% 1/1/24	6,500	7,264
Georgia Muni. Gas Auth. Rev. (Gas Portfolio III Proj.) Series S:
5% 10/1/22	3,425	3,955
5% 10/1/23	4,000	4,621
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Series A, 5.25% 9/15/19	1,915	2,054
Private Colleges & Univs. Auth. Rev. (The Savannah College of Art and Design Projs.) Series 2014:
5% 4/1/25	3,500	4,012
5% 4/1/30	1,200	1,352
Valdosta & Lowndes County Hosp. (South Georgia Med. Ctr. Proj.) 5% 10/1/20	1,570	1,575

TOTAL GEORGIA		92,669

Hawaii - 0.7%
Hawaii Arpts. Sys. Rev. Series 2015 A:
5% 7/1/41 (e)	7,500	8,480
5% 7/1/45 (e)	14,505	16,314
Hawaii Gen. Oblig. Series 2017 FK, 5% 5/1/33	6,900	8,270
State of Hawaii Dept. of Trans. Series 2013:
5.25% 8/1/24 (e)	2,000	2,318
5.25% 8/1/25 (e)	2,500	2,878

TOTAL HAWAII		38,260

Idaho - 0.3%
Idaho Health Facilities Auth. Rev.:
(St. Luke's Health Sys. Proj.) Series 2008 A:
6.5% 11/1/28	4,355	4,597
6.75% 11/1/37	4,300	4,544
(Trinity Health Group Proj.) 2008 B, 6.25% 12/1/33 (Pre-Refunded to 12/1/18 @ 100)	2,190	2,323
Series 2015 ID, 5% 12/1/25	2,750	3,286

TOTAL IDAHO		14,750

Illinois - 18.7%
Boone & Winnebago County Cmnty. Unit School District 200:
0% 1/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,810	1,679
0% 1/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,950	1,753
Chicago Board of Ed.:
Series 1999 A, 5.25% 12/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,915	2,089
Series 2008 C:
5.25% 12/1/23	2,050	2,060
5.25% 12/1/24	1,385	1,389
Series 2010 F, 5% 12/1/20	1,100	1,126
Series 2011 A:
5% 12/1/41	3,595	3,545
5.25% 12/1/41	2,975	2,935
5.5% 12/1/39	7,900	7,967
Series 2012 A, 5% 12/1/42	7,800	7,711
Series 2015 C, 5.25% 12/1/39	1,400	1,384
Series 2016 B, 6.5% 12/1/46	650	739
Series 2017 A, 7% 12/1/46 (d)	2,200	2,638
Chicago Midway Arpt. Rev.:
Series 2014 A:
5% 1/1/27 (e)	10,330	11,833
5% 1/1/28 (e)	14,950	17,061
5% 1/1/33 (e)	5,375	6,009
5% 1/1/34 (e)	2,600	2,888
Series 2016 B:
5% 1/1/36	1,600	1,811
5% 1/1/37	2,200	2,483
5% 1/1/46	9,910	11,064
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2012 A, 5% 1/1/22 (e)	5,575	6,310
Series 2013 B, 5% 1/1/27	11,275	12,993
Series 2013 D, 5% 1/1/27	1,000	1,152
Series 2015 A:
5% 1/1/25 (e)	4,430	5,221
5% 1/1/31 (e)	5,000	5,763
5% 1/1/32 (e)	10,100	11,583
Series 2015 C, 5% 1/1/46 (e)	2,395	2,655
Series 2016 B, 5% 1/1/34	4,900	5,665
Series 2016 C:
5% 1/1/33	2,185	2,542
5% 1/1/34	2,530	2,925
Series 2016 G:
5% 1/1/37 (e)	2,000	2,262
5% 1/1/42 (e)	1,300	1,457
5.25% 1/1/29 (e)	350	421
5.25% 1/1/31 (e)	400	475
Series 2017 A, 5% 1/1/31	3,535	4,193
Series 2017 B, 5% 1/1/35	1,700	1,968
Series 2017 D:
5% 1/1/28 (e)	2,395	2,836
5% 1/1/29 (e)	1,425	1,674
5% 1/1/32 (e)	2,700	3,114
5% 1/1/34 (e)	3,260	3,723
5% 1/1/35 (e)	2,400	2,733
5% 1/1/36 (e)	3,000	3,403
5% 1/1/37 (e)	1,600	1,810
Chicago Transit Auth.:
Series 2014, 5.25% 12/1/49	13,000	14,351
Series 2017, 5% 12/1/46	3,400	3,707
Chicago Transit Auth. Cap. Grant Receipts Rev. Series 2017:
5% 6/1/22	1,615	1,826
5% 6/1/23	1,455	1,672
Cook County Forest Preservation District:
(Ltd. Tax Proj.) Series 2012 B, 5% 12/15/37	2,500	2,604
Series 2012 A, 5% 11/15/22	2,000	2,225
Series 2012 C, 5% 12/15/37	1,000	1,042
Cook County Gen. Oblig.:
Series 2010 A, 5.25% 11/15/33	19,775	21,217
Series 2010 G, 5% 11/15/25	3,400	3,662
Series 2012 C, 5% 11/15/24	9,400	10,541
Series 2016 A:
5% 11/15/26	5,000	5,906
5% 11/15/27	1,240	1,454
5% 11/15/28	1,750	2,038
5% 11/15/29	4,540	5,256
5% 11/15/30	4,000	4,606
Illinois Dedicated Tax Rev. Series B, 0% 12/15/18 (AMBAC Insured)	4,500	4,334
Illinois Dev. Fin. Auth. Retirement Hsg. Regency Park Rev. 0% 7/15/23 (Escrowed to Maturity)	29,680	26,605
Illinois Fin. Auth. Rev.:
( Bradley Univ. Proj.) Series 2017 C, 5% 8/1/29	650	757
(Advocate Health Care Proj.) Series 2008 D, 6.5% 11/1/38 (Pre-Refunded to 11/1/18 @ 100)	4,300	4,551
(Bradley Univ. Proj.) Series 2017 C, 5% 8/1/32	1,225	1,403
(Central DuPage Health Proj.) Series 2009 B, 5.375% 11/1/39	6,500	6,930
(Depaul Univ. Proj.) Series 2016 A:
4% 10/1/34	1,000	1,055
5% 10/1/29	1,000	1,189
(Palos Cmnty. Hosp. Proj.) Series 2010 C:
5.375% 5/15/25	25,230	27,586
5.375% 5/15/30	6,160	6,691
(Presence Health Proj.) Series 2016 C:
4% 2/15/33	270	280
5% 2/15/26	2,450	2,840
(Provena Health Proj.) Series 2010 A, 6% 5/1/28 (Pre-Refunded to 5/1/20 @ 100)	7,300	8,197
(Rosalind Franklin Unversity Research Bldg. Proj.) Series 2017 C, 5% 8/1/46	805	872
(Rush Univ. Med. Ctr. Proj.) Series 2009 D, 6.625% 11/1/39 (Pre-Refunded to 5/1/19 @ 100)	3,915	4,254
(Silver Cross Hosp. and Med. Ctr. Proj.) Series 2008 A, 5.5% 8/15/30	1,645	1,685
(Southern Illinois Healthcare Enterprises, Inc. Proj.) Series 2005, 5.25% 3/1/30 (Pre-Refunded to 3/1/20 @ 100)	5,900	6,484
Bonds (Ascension Health Cr. Group Proj.) Series 2012 E2, 1.75%, tender 4/1/21 (a)	1,775	1,789
Series 2009, 5% 8/15/23 (Pre-Refunded to 8/15/20 @ 100)	1,865	2,057
Series 2010 A:
5.5% 8/15/24 (Pre-Refunded to 2/15/20 @ 100)	2,900	3,196
5.5% 4/1/44	1,590	1,680
5.5% 4/1/44 (Pre-Refunded to 4/1/19 @ 100)	1,410	1,502
5.75% 8/15/29 (Pre-Refunded to 2/15/20 @ 100)	2,320	2,570
Series 2010, 5.25% 5/1/25	7,000	7,686
Series 2012 A, 5% 5/15/22	2,180	2,468
Series 2012:
4% 9/1/32	7,460	7,427
5% 9/1/38	23,950	25,095
5% 11/15/43	4,395	4,688
Series 2013:
5% 11/15/28	2,875	3,202
5% 11/15/29	1,400	1,554
5% 5/15/43	10,000	10,603
Series 2015 A, 5% 11/15/45	2,410	2,630
Series 2015 B, 5% 11/15/27	3,160	3,646
Series 2015 C:
5% 8/15/35	6,425	6,999
5% 8/15/44	30,850	33,021
Series 2016 A:
5% 8/15/25	2,380	2,717
5% 8/15/26	3,180	3,645
5% 7/1/28	1,230	1,417
5% 2/15/29	5,140	5,928
5% 2/15/30	5,425	6,218
5% 7/1/30	710	807
5% 2/15/31	4,375	4,980
5% 7/1/31	535	605
5% 2/15/32	4,250	4,814
5% 7/1/34	4,600	5,168
5% 8/15/34	645	704
5.25% 8/15/27	2,255	2,613
5.25% 8/15/28	2,895	3,331
5.25% 8/15/30	2,225	2,529
Series 2016 B:
5% 8/15/31	7,365	8,573
5% 8/15/32	1,040	1,204
5% 8/15/34	7,515	8,596
5% 8/15/36	10,485	11,893
Series 2016 C:
3.75% 2/15/34	1,065	1,053
4% 2/15/36	4,815	4,932
4% 2/15/41	4,495	4,558
5% 2/15/24	535	612
5% 2/15/31	13,100	14,836
5% 2/15/32	1,500	1,696
5% 2/15/34	3,525	3,962
5% 2/15/41	8,865	9,792
Series 2016:
5% 5/15/29	1,255	1,440
5% 5/15/30	2,300	2,632
Series 2017 A, 5% 8/1/42	705	765
Series 2017:
5% 7/1/22	1,825	2,114
5% 1/1/24	3,250	3,868
5% 7/1/26	1,750	2,135
5% 1/1/29	3,350	4,059
5% 7/1/30	6,000	7,187
5% 7/1/32	8,495	10,061
5% 7/1/33	5,455	6,426
5% 7/1/34	4,485	5,260
5% 7/1/35	3,710	4,334
Illinois Gen. Oblig.:
Series 2006:
5% 1/1/19	4,200	4,351
5.5% 1/1/31	4,640	5,243
Series 2010:
5% 1/1/18	7,600	7,660
5% 1/1/21 (FSA Insured)	2,600	2,758
5% 1/1/23 (FSA Insured)	6,600	6,980
Series 2012 A, 4% 1/1/23	2,020	2,098
Series 2012:
5% 8/1/19	2,500	2,629
5% 8/1/21	2,000	2,167
5% 3/1/23	4,150	4,483
5% 8/1/23	3,900	4,294
Series 2013, 5.5% 7/1/25	4,240	4,675
Series 2014:
5% 2/1/23	4,425	4,851
5% 2/1/25	3,630	3,949
5% 4/1/28	2,090	2,242
5% 5/1/28	2,150	2,307
5% 5/1/32	8,800	9,294
5.25% 2/1/30	9,200	9,997
Series 2016:
5% 11/1/20	3,745	4,019
5% 2/1/23	1,450	1,590
5% 2/1/24	8,005	8,757
5% 6/1/25	7,295	8,024
5% 11/1/25	2,400	2,642
5% 6/1/26	990	1,090
5% 2/1/27	7,035	7,756
5% 2/1/28	5,660	6,226
5% 2/1/29	5,320	5,826
5% 2/1/26	2,325	2,509
Illinois Health Facilities Auth. Rev.:
(Delnor-Cmnty. Hosp. Proj.) Series 2002 D, 5.25% 5/15/32 (FSA Insured)	3,000	3,064
(Lutheran Gen. Health Care Sys. Proj.) Series C, 6% 4/1/18	1,480	1,504
Illinois Muni. Elec. Agcy. Pwr. Supply Series 2015 A:
5% 2/1/25	8,110	9,579
5% 2/1/26	4,370	5,190
5% 2/1/31	3,275	3,756
Illinois Sales Tax Rev.:
Series 2016 A:
4% 6/15/30	7,065	7,552
4% 6/15/32	1,610	1,701
Series 2016 D, 4% 6/15/30	12,505	13,367
Illinois Toll Hwy. Auth. Toll Hwy. Rev.:
Series 2015 A:
5% 1/1/37	2,950	3,346
5% 1/1/40	13,300	15,008
Series 2015 B, 5% 1/1/40	7,400	8,375
Series 2016 A:
5% 12/1/31	6,635	7,719
5% 12/1/32	7,900	9,152
Kane, McHenry, Cook & DeKalb Counties Unit School District #300:
0% 12/1/21 (AMBAC Insured)	3,095	2,790
0% 12/1/21 (Escrowed to Maturity)	1,905	1,795
6.5% 1/1/20 (AMBAC Insured)	2,755	3,053
Kendall, Kane & Will Counties Cmnty. Unit School District #308 Series 2016:
5% 2/1/34	7,000	7,795
5% 2/1/35	5,000	5,545
5% 2/1/36	5,200	5,739
Lake County Cmnty. High School District #117, Antioch Series B, 0% 12/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,240	7,074
McHenry & Kane Counties Cmnty. Consolidated School District #158:
Series 2004, 0% 1/1/24 (FSA Insured)	4,300	3,655
0% 1/1/19	2,955	2,892
0% 1/1/19 (Escrowed to Maturity)	45	44
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.):
Series 1992 A, 0% 6/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,610	3,392
Series 1994 A, 0% 6/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,935	2,833
Series 1996 A, 0% 6/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,300	4,518
Series 2002 A:
0% 12/15/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	32,600	19,860
0% 6/15/36 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,445	2,036
Series 2010 B1:
0% 6/15/43 (FSA Insured)	45,400	15,405
0% 6/15/44 (FSA Insured)	53,800	17,412
0% 6/15/45 (FSA Insured)	27,900	8,633
0% 6/15/47 (FSA Insured)	1,540	435
Series 2012 B, 0% 12/15/51	11,200	1,677
Series A, 0% 6/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,345	3,229
Series 1996 A, 0% 6/15/24	3,060	2,507
Series A, 0% 12/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,155	2,057
5.5% 6/15/20	1,625	1,646
Quincy Hosp. Rev. Series 2007, 5% 11/15/18	1,000	1,005
Univ. of Illinois Board of Trustees Ctfs. of Prtn. Series 2009 A, 5% 10/1/17 (Escrowed to Maturity)	745	745
Univ. of Illinois Rev.:
(Auxiliary Facilities Sys. Proj.):
Series 1991, 0% 4/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	8,000	7,622
Series 1999 A, 0% 4/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,965	4,600
Series 2010 A:
5% 4/1/25	5,125	5,499
5.25% 4/1/30	3,200	3,448
Series 2013:
6% 10/1/42	4,600	5,254
6.25% 10/1/38	4,530	5,267
Will County Cmnty. Unit School District #365-U:
0% 11/1/19 (Escrowed to Maturity)	675	657
0% 11/1/19 (FSA Insured)	4,325	4,180
Will County Illinois Series 2016:
5% 11/15/31	1,620	1,877
5% 11/15/32	1,235	1,424
5% 11/15/33	1,500	1,722
5% 11/15/34	1,500	1,715

TOTAL ILLINOIS		1,042,906

Indiana - 2.5%
Crown Point Multi-School Bldg. Corp. 0% 1/15/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,480	7,126
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.):
Series 2008 C, 5.375% 11/1/32	7,815	8,160
Series 2009 A, 5.25% 11/1/39	5,300	5,700
Indiana Fin. Auth. Rev.:
(Trinity Health Cr. Group Proj.) Series 2009 A, 5.25% 12/1/38	8,000	8,568
Series 2012:
5% 3/1/30	3,900	4,269
5% 3/1/41	7,070	7,608
Series 2015 A, 5.25% 2/1/32	6,020	7,087
Series 2016:
4% 9/1/21	400	432
5% 9/1/22	300	341
5% 9/1/24	675	789
5% 9/1/26	1,075	1,271
5% 9/1/28	3,000	3,543
5% 9/1/29	1,000	1,172
5% 9/1/30	1,400	1,629
Indiana Fin. Auth. Wastewtr. Util. Rev.:
(CWA Auth. Proj.):
Series 2012 A, 5% 10/1/26	2,545	2,942
Series 2015 A:
5% 10/1/30	4,820	5,694
5% 10/1/45	23,360	26,700
Series 2011 A, 5.25% 10/1/25	1,750	2,004
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series 2011 A, 5% 1/1/23	1,800	2,021
Indianapolis Local Pub. Impt. Series 2016:
4% 1/1/32 (e)	1,000	1,054
4% 1/1/33 (e)	1,000	1,047
4% 1/1/35 (e)	2,780	2,888
5% 1/1/21 (e)	3,945	4,369
5% 1/1/22 (e)	7,000	7,920
5% 1/1/23 (e)	2,870	3,301
5% 1/1/26 (e)	1,055	1,249
Lake Central Multi-District School Bldg. Corp. Series 2012 B:
4% 7/15/18	400	409
5% 1/15/30	12,040	13,642
Purdue Univ. Ctfs. of Prtn. Series 2016 A, 5% 7/1/30	2,995	3,582
Zionsville Cmnty. Schools Bldg. Series 2005, 5% 7/15/20 (FSA Insured)	1,945	2,133

TOTAL INDIANA		138,650

Kansas - 0.5%
Kansas Dev. Fin. Agcy. (Adventist Health Sys./Sunbelt Obligated Group Proj.) Series 2009 C, 5.75% 11/15/38	10,600	11,565
Leavenworth County Unified School District #453 Gen. Oblig. Series 2009 A, 5.25% 9/1/24 (Pre-Refunded to 9/1/19 @ 100)	1,575	1,694
Wyandotte County/Kansas City Unified Govt. Util. Sys. Rev.:
Series 2012 A:
5% 9/1/23	1,860	2,135
5% 9/1/25	4,000	4,585
Series 2016 A:
5% 9/1/40	3,115	3,527
5% 9/1/45	5,000	5,628

TOTAL KANSAS		29,134

Kentucky - 0.4%
Kenton County Arpt. Board Arpt. Rev. Series 2016:
5% 1/1/21	650	721
5% 1/1/22	725	822
5% 1/1/23	425	490
5% 1/1/28	1,585	1,862
5% 1/1/31	1,500	1,734
5% 1/1/32	1,500	1,726
Louisville & Jefferson County Series 2013 A:
5.5% 10/1/33	2,900	3,369
5.75% 10/1/38	7,410	8,604
Pikeville Hosp. Rev. (Pikeville Med. Ctr., Inc. Proj.) Series 2011, 6.5% 3/1/41	3,000	3,335

TOTAL KENTUCKY		22,663

Louisiana - 0.8%
Louisiana Citizens Property Ins. Corp. Assessment Rev. Series 2015, 5% 6/1/22 (FSA Insured)	4,000	4,614
Louisiana Pub. Facilities Auth. Hosp. Rev. (Franciscan Missionaries of Our Lady Health Sys. Proj.) Series 2009, 6.75% 7/1/39 (Pre-Refunded to 7/1/19 @ 100)	2,100	2,305
Louisiana Pub. Facilities Auth. Rev. (Tulane Univ. of Louisiana Proj.) Series 2016 A:
5% 12/15/24	1,500	1,789
5% 12/15/25	2,935	3,524
5% 12/15/26	260	314
5% 12/15/28	2,000	2,365
5% 12/15/29	335	394
5% 12/15/30	2,800	3,277
New Orleans Aviation Board Rev.:
(North Term. Proj.):
Series 2015 B:
5% 1/1/29 (e)	5,190	6,011
5% 1/1/30 (e)	4,665	5,380
5% 1/1/31 (e)	2,500	2,865
5% 1/1/40 (e)	6,885	7,695
Series 2017 B:
5% 1/1/27 (e)	400	482
5% 1/1/32 (e)	400	467
5% 1/1/33 (e)	700	813
5% 1/1/35 (e)	400	461
Series 2017 D2:
5% 1/1/27 (c)(e)	500	595
5% 1/1/28 (c)(e)	720	851
5% 1/1/34 (c)(e)	500	573
5% 1/1/36 (c)(e)	935	1,064
5% 1/1/37 (c)(e)	750	851

TOTAL LOUISIANA		46,690

Maine - 0.8%
Maine Health & Higher Ed. Facilities Auth. Rev.:
(Eastern Maine Healthcare Systems Proj.) Series 2013, 5% 7/1/43	3,085	3,184
Series 2013, 5% 7/1/25	1,680	1,853
Maine Health & Higher Edl. Facilities Auth. Rev. Series 2016 A:
4% 7/1/41	1,800	1,588
4% 7/1/46	2,305	1,974
5% 7/1/41	8,610	8,975
5% 7/1/46	22,550	23,373
Maine Tpk. Auth. Tpk. Rev. Series 2015:
5% 7/1/32	1,050	1,228
5% 7/1/36	2,600	2,996

TOTAL MAINE		45,171

Maryland - 0.5%
City of Westminster Series 2016:
5% 11/1/27	1,595	1,829
5% 11/1/28	2,750	3,142
5% 11/1/29	2,910	3,305
5% 11/1/30	3,085	3,491
Maryland Econ. Dev. Corp. (Purple Line Lt. Rail Proj.) Series 2016 D, 5% 3/31/46 (e)	3,000	3,362
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Anne Arundel Health Sys. Proj.) Series 2010, 5% 7/1/40	2,000	2,081
Series 2010, 5.625% 7/1/30 (Pre-Refunded to 7/1/20 @ 100)	2,865	3,209
Series 2016 A:
4% 7/1/42	1,450	1,454
5% 7/1/35	575	636
Rockville Mayor & Council Econ. Dev. (Rfdg.-Ingleside King Farm Proj.) Series 2017:
2.5% 11/1/24 (c)	1,410	1,412
3% 11/1/25 (c)	1,030	1,031
5% 11/1/30 (c)	365	409

TOTAL MARYLAND		25,361

Massachusetts - 3.2%
Massachusetts Bay Trans. Auth. Sales Tax Rev. Series 2015 A:
5% 7/1/40	1,500	1,724
5% 7/1/45	1,495	1,706
Massachusetts Dev. Fin. Agcy. Rev.:
(Lesley Univ. Proj.) Series 2016, 5% 7/1/39	1,645	1,860
(Wentworth Institute of Technology Proj.) Series 2017:
5% 10/1/27	1,005	1,167
5% 10/1/29	1,110	1,282
5% 10/1/31	1,225	1,402
5% 10/1/32	1,285	1,465
Series 2011 I, 6.75% 1/1/36	3,000	3,443
Series 2016 A, 5% 1/1/47	11,355	12,709
Series 2016:
5% 10/1/29	1,000	1,199
5% 10/1/30	1,500	1,794
5% 7/1/31	1,675	1,921
5% 10/1/31	1,620	1,930
5% 7/1/46	1,390	1,526
Series BB1, 5% 10/1/46	415	477
Massachusetts Edl. Fing. Auth. Rev. Series 2017 B, 4.25% 7/1/46 (e)	8,015	7,910
Massachusetts Gen. Oblig.:
Series 2016 A, 5% 3/1/46	2,175	2,476
Series 2016 B:
5% 7/1/31	1,950	2,360
5% 7/1/32	3,405	4,073
Series 2016 J, 5% 12/1/36	4,505	5,337
Series 2017 A:
5% 4/1/36	2,115	2,504
5% 4/1/37	17,585	20,775
5% 4/1/42	8,010	9,390
Series 2017 D:
5% 2/1/33	5,390	6,440
5% 2/1/34	9,840	11,704
5% 2/1/35	4,710	5,581
Massachusetts Health & Edl. Facilities Auth. Rev. (Blood Research Institute Proj.) Series A, 6.5% 2/1/22 (g)	1,640	1,647
Massachusetts Port Auth. Rev.:
Series 2016 A:
5% 7/1/33	2,100	2,501
5% 7/1/34	1,080	1,281
5% 7/1/35	2,055	2,426
5% 7/1/37	3,965	4,647
5% 7/1/38	1,570	1,836
Series 2016 B:
4% 7/1/46 (e)	25,130	25,858
5% 7/1/43 (e)	15,405	17,543
Series 2017 A:
5% 7/1/24 (e)	4,865	5,775
5% 7/1/25 (e)	1,810	2,166

TOTAL MASSACHUSETTS		179,835

Michigan - 2.0%
Detroit School District School Bldg. and Site Impt. Series 2012 A, 5% 5/1/23	4,000	4,547
DeWitt Pub. Schools Gen. Oblig. 5% 5/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,650	1,684
Kalamazoo Hosp. Fin. Auth. Hosp. Facilities Rev. Series 2016, 5% 5/15/28	2,360	2,745
Lansing Board of Wtr. & Lt. Util. Rev. 5.5% 7/1/41	2,500	2,832
Michigan Fin. Auth. Rev.:
Series 2012 A:
4.125% 6/1/32 (Pre-Refunded to 6/1/22 @ 100)	6,325	7,088
5% 6/1/20 (Escrowed to Maturity)	2,050	2,256
5% 6/1/27 (Pre-Refunded to 6/1/22 @ 100)	3,000	3,480
5% 6/1/39 (Pre-Refunded to 6/1/22 @ 100)	6,350	7,365
Series 2012, 5% 11/15/42	8,205	9,118
Series 2015 MI, 5% 12/1/24	4,445	5,357
Series MI, 5.5% 12/1/27	4,750	5,831
Michigan Gen. Oblig. Series 2016, 5% 3/15/27	3,105	3,819
Michigan Hosp. Fin. Auth. Rev.:
Bonds (Ascension Health Cr. Group Proj.) Series F5:
1.9%, tender 4/1/21 (a)	7,580	7,680
2.4%, tender 3/15/23 (a)	5,675	5,827
Series 2012 A, 5% 6/1/26	2,000	2,258
6.5% 12/1/33 (Pre-Refunded to 12/1/18 @ 100)	695	739
6.5% 12/1/33 (Pre-Refunded to 12/1/18 @ 100)	130	138
Portage Pub. Schools Series 2016:
5% 11/1/30	2,855	3,381
5% 11/1/31	2,525	2,978
5% 11/1/36	250	288
Wayne County Arpt. Auth. Rev.:
Series 2015 F, 5% 12/1/27 (e)	6,995	8,200
Series 2015 G, 5% 12/1/28 (e)	5,500	6,408
Series 2017 A:
4% 12/1/33 (FSA Insured) (c)	1,485	1,580
4% 12/1/34 (FSA Insured) (c)	1,230	1,304
4% 12/1/35 (FSA Insured) (c)	1,200	1,265
4% 12/1/36 (FSA Insured) (c)	1,250	1,313
5% 12/1/31 (c)	375	442
5% 12/1/32 (c)	380	445
5% 12/1/34 (c)	700	819
5% 12/1/35 (c)	650	757
5% 12/1/37 (c)	430	493
Series 2017 B:
5% 12/1/29 (c)(e)	600	700
5% 12/1/30 (c)(e)	700	814
5% 12/1/31 (c)(e)	800	925
5% 12/1/32 (c)(e)	510	591
5% 12/1/32 (c)(e)	650	748
5% 12/1/34 (c)(e)	600	688
5% 12/1/35 (c)(e)	650	743
5% 12/1/37 (c)(e)	850	964
5% 12/1/42 (c)(e)	1,000	1,129

TOTAL MICHIGAN		109,739

Minnesota - 0.1%
Maple Grove Health Care Sys. Rev. Series 2015, 5% 9/1/29	2,830	3,234
Saint Paul Hsg. & Redev. Auth. Hosp. Rev. (HealthEast Care Sys. Proj.) Series 2015 A, 5% 11/15/44 (Pre-Refunded to 11/15/25 @ 100)	1,515	1,864

TOTAL MINNESOTA		5,098

Missouri - 0.4%
Cape Girardeau County Indl. Dev. Auth. (Southeast Hosp. Proj.) Series 2017 A:
5% 3/1/31	750	845
5% 3/1/36	1,500	1,651
Kansas City Spl. Oblig.:
5% 9/1/26	1,185	1,266
5% 9/1/27	490	523
5% 9/1/28	1,000	1,066
5% 9/1/29	1,000	1,065
5% 9/1/30	1,390	1,480
Missouri Dev. Fin. Board Infrastructure Facilities Rev. (City of Branson-Branson Landing Proj.) Series 2005 A, 6% 6/1/20	1,200	1,260
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev. Series 2015 B:
3.125% 2/1/27	800	819
3.25% 2/1/28	800	821
4% 2/1/40	700	710
5% 2/1/31	2,595	2,984
5% 2/1/33	2,870	3,268
5% 2/1/36	2,300	2,593
5% 2/1/45	3,600	3,998

TOTAL MISSOURI		24,349

Nebraska - 0.5%
Central Plains Energy Proj. Rev. (Nebraska Gas Proj.) Series 2007 B, 3 month U.S. LIBOR + 0.500% 1.382% 12/1/17 (a)(b)	4,005	4,005
Nebraska Pub. Pwr. District Rev. Series 2016 B, 5% 1/1/37	11,900	13,749
Omaha Arpt. Auth. Arpt. Rev.:
Series 2017 A:
5% 12/15/25 (e)	400	484
5% 12/15/26 (e)	1,440	1,759
5% 12/15/27 (e)	1,000	1,207
5% 12/15/30 (e)	1,500	1,770
5% 12/15/33 (e)	800	928
5% 12/15/35 (e)	2,000	2,302
5% 12/15/36 (e)	505	579
Series 2017 C, 4% 12/15/19 (e)	710	754
Series 2017A, 4% 12/15/18 (e)	325	336

TOTAL NEBRASKA		27,873

Nevada - 0.4%
Clark County Arpt. Rev. (Sub Lien Proj.) Series 2017 A-1:
5% 7/1/20 (e)	5,625	6,181
5% 7/1/21 (e)	5,600	6,322
Clark County McCarran Int'l. Arpt. Passenger Facility Charge Rev. (Clark County Arpt. Rev. Proj.) Series 2017 B, 5% 7/1/23 (e)	1,000	1,171
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig. Series 2011 C, 5% 6/1/24	5,415	6,121

TOTAL NEVADA		19,795

New Hampshire - 0.7%
New Hampshire Health & Ed. Facilities Auth.:
Series 2017 A:
5.25% 7/1/27 (d)	315	321
6.125% 7/1/37 (d)	300	320
Series 2017 B, 4.125% 7/1/24 (d)	1,715	1,722
Series 2017 C, 3.5% 7/1/22 (d)	535	537
New Hampshire Health & Ed. Facilities Auth. Rev.:
Series 2007, 5% 10/1/37	1,405	1,405
Series 2012:
4% 7/1/32	2,370	2,457
5% 7/1/24	1,000	1,129
5% 7/1/25	1,185	1,329
Series 2016:
3% 10/1/20	450	468
4% 10/1/38	1,915	1,945
5% 10/1/24	2,120	2,452
5% 10/1/25	2,100	2,442
5% 10/1/29	4,000	4,559
5% 10/1/31	5,210	5,886
5% 10/1/33	4,000	4,469
5% 10/1/38	5,550	6,102
New Hampshire Tpk. Sys. Rev. Series 2012 B:
5% 2/1/19	2,000	2,101
5% 2/1/24	1,775	2,003

TOTAL NEW HAMPSHIRE		41,647

New Jersey - 5.1%
Atlantic County Impt. Auth. (Atlantic City Campus Proj.) Series 2016 A:
5% 7/1/28 (FSA Insured)	1,040	1,226
5% 7/1/30 (FSA Insured)	2,540	2,960
5% 7/1/32 (FSA Insured)	1,250	1,442
5% 7/1/33 (FSA Insured)	1,300	1,492
New Jersey Econ. Dev. Auth. Rev.:
(New Jersey Gen. Oblig. Proj.):
Series 2015 XX, 5% 6/15/25	10,585	11,976
Series 2017 B:
5% 11/1/23	10,800	12,113
5% 11/1/24	4,200	4,749
Series 2009 AA, 5.5% 12/15/29	1,335	1,389
Series 2013 NN, 5% 3/1/27	69,700	75,524
Series 2013:
5% 3/1/23	16,605	18,498
5% 3/1/24	17,000	18,820
5% 3/1/25	1,900	2,085
Series 2015 XX:
5% 6/15/22	2,645	2,931
5% 6/15/23	5,000	5,587
5.25% 6/15/27	17,000	19,139
Series 2016 AAA:
5% 6/15/41	4,095	4,378
5.5% 6/15/31	2,000	2,285
5.5% 6/15/32	5,000	5,684
Series 2016 BBB:
5% 6/15/21	3,000	3,289
5% 6/15/22	4,850	5,375
5% 6/15/23	7,810	8,727
New Jersey Edl. Facility Series 2016 A:
5% 7/1/31	1,100	1,248
5% 7/1/32	4,000	4,516
New Jersey Health Care Facilities Fing. Auth. Rev. Series 2016 A:
5% 7/1/21	270	299
5% 7/1/22	270	304
5% 7/1/23	940	1,074
5% 7/1/24	1,750	2,023
5% 7/1/25	1,810	2,107
5% 7/1/26	1,105	1,291
5% 7/1/26	270	316
5% 7/1/27	405	470
5% 7/1/27	750	885
5% 7/1/29	500	572
5% 7/1/30	560	636
5% 7/1/30	1,000	1,158
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev.:
Series 2017 1A:
5% 12/1/22 (e)	1,210	1,356
5% 12/1/23 (e)	2,025	2,296
5% 12/1/26 (e)	1,000	1,157
Series 2017 1B, 5% 12/1/21 (e)	1,280	1,417
New Jersey Trans. Trust Fund Auth.:
Series 2001 A, 6% 6/15/35	3,900	4,359
Series 2014 AA:
5% 6/15/23	20,645	23,184
5% 6/15/24	10,000	11,322
Series 2016 A:
5% 6/15/27	1,640	1,864
5% 6/15/28	6,000	6,746
5% 6/15/29	600	669
Series 2016 A-2, 5% 6/15/23	4,330	4,889

TOTAL NEW JERSEY		285,827

New York - 6.0%
Dorm. Auth. New York Univ. Rev. Series 2017:
5% 12/1/23 (d)	1,400	1,588
5% 12/1/24 (d)	1,300	1,488
5% 12/1/25 (d)	1,400	1,612
Hudson Yards Infrastructure Corp. New York Rev. Series 2012 A, 5.75% 2/15/47	5,805	6,598
Long Island Pwr. Auth. Elec. Sys. Rev. Series 2012 A, 5% 9/1/42	13,000	14,417
MTA Hudson Rail Yards Trust Oblig. Series 2016 A, 5% 11/15/56	15,800	17,619
New York City Gen. Oblig.:
Series 2003 A, 5.5% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5	5
Series 2009:
5.625% 4/1/29	120	128
5.625% 4/1/29 (Pre-Refunded to 4/1/19 @ 100)	1,555	1,662
Series 2012 A1, 5% 8/1/24	7,400	8,407
Series 2012 G1, 5% 4/1/25	13,700	15,757
Series 2016 C and D, 5% 8/1/28	2,625	3,161
Series 2016 E, 5% 8/1/28	4,400	5,348
New York City Indl. Dev. Agcy. Rev.:
(Queens Baseball Stadium Proj.) 5% 1/1/19 (AMBAC Insured)	3,735	3,746
(Yankee Stadium Proj.) Series 2006, 5% 3/1/31	4,725	4,758
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2011 EE, 5.375% 6/15/43	42,080	47,380
Series 2012 EE, 5.25% 6/15/30	17,200	20,031
Series 2013 BB, 5% 6/15/47	8,985	10,144
New York City Transitional Fin. Auth. Bldg. Aid Rev.:
Series 2009 S1:
5.5% 7/15/38	1,600	1,655
5.625% 7/15/38	2,825	2,926
Series 2009 S3:
5.25% 1/15/34	21,000	22,116
5.25% 1/15/39	3,400	3,579
5.375% 1/15/34	2,750	2,900
Series 2009 S4:
5.5% 1/15/39	8,800	9,293
5.75% 1/15/39	4,100	4,344
New York City Transitional Fin. Auth. Rev. Series 2015 E1, 5% 2/1/41	2,725	3,127
New York Dorm. Auth. Mental Health Svcs. Facilities Impt. Rev. Series 2012 A, 5% 5/15/23	5,600	6,476
New York Dorm. Auth. Personal Income Tax Rev. Series 2014 A, 5% 2/15/39 (Pre-Refunded to 2/15/19 @ 100)	5	5
New York Dorm. Auth. Revs. Series 2010 A, 5% 7/1/26	4,000	4,391
New York Dorm. Auth. Sales Tax Rev. Series 2016 A:
5% 3/15/31	7,600	9,156
5% 3/15/32	3,400	4,075
5% 3/15/34	5,500	6,529
New York Metropolitan Trans. Auth. Rev.:
Series 2010 D, 5.25% 11/15/40	6,600	7,329
Series 2012 D, 5% 11/15/25	25,900	30,126
Series 2012 F, 5% 11/15/24	12,400	14,437
Series 2014 B, 5% 11/15/44	8,500	9,578
Series 2015 A1, 5% 11/15/45	4,850	5,517
New York State Dorm. Auth. Series A, 5% 2/15/39	225	236
New York Trans. Dev. Corp. (Laguardia Arpt. Term. Redev. Proj.) Series 2016 A, 5% 7/1/41 (e)	2,200	2,420
New York Urban Dev. Corp. Rev.:
(New York State Gen. Oblig. Proj.) Series 2017 A, 5% 3/15/34	6,300	7,472
Gen. Oblig. (New York State Gen. Oblig. Proj.) Series 2017 A, 5% 3/15/32	5,400	6,470
Niagara Falls City Niagara County Pub. Impt. 7.5% 3/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	460	472
Rockland County Gen. Oblig. Series 2014 A, 4% 3/1/24 (FSA Insured)	1,375	1,534
Triborough Bridge & Tunnel Auth. Revs. Series 2015 A, 5.25% 11/15/45	4,000	4,701

TOTAL NEW YORK		334,713

North Carolina - 0.8%
Charlotte Int'l. Arpt. Rev.:
Series 2017 A:
5% 7/1/30	1,530	1,866
5% 7/1/33	1,255	1,506
5% 7/1/37	3,515	4,151
5% 7/1/42	1,325	1,550
Series 2017 B:
5% 7/1/29 (e)	235	284
5% 7/1/30 (e)	255	306
5% 7/1/31 (e)	480	574
5% 7/1/32 (e)	505	600
5% 7/1/33 (e)	530	626
5% 7/1/34 (e)	555	653
5% 7/1/35 (e)	380	446
5% 7/1/36 (e)	310	362
5% 7/1/37 (e)	365	425
5% 7/1/42 (e)	1,180	1,363
Series 2017 C:
4% 7/1/33	1,745	1,881
4% 7/1/35	2,470	2,632
5% 7/1/31	3,920	4,755
Nash Health Care Sys. Health Care Facilities Rev. Series 2012, 5% 11/1/41	4,625	4,918
North Carolina Med. Care Cmnty. Health:
Series 2012 A, 5% 11/15/26	1,295	1,471
Series 2017:
5% 10/1/27	1,000	1,229
5% 10/1/31	1,700	2,039
North Carolina Med. Care Commission Health Care Facilities Rev. (Rex Healthcare Proj.) Series 2010 A, 5% 7/1/30	7,830	8,461
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev. Series 2009 A:
5% 1/1/30	670	701
5% 1/1/30 (Pre-Refunded to 1/1/19 @ 100)	1,630	1,710

TOTAL NORTH CAROLINA		44,509

North Dakota - 0.1%
Cass County Health Care Facilities Rev. (Essentia Health Obligated Group Proj.) Series 2008, 5.125% 2/15/37 (Assured Guaranty Corp. Insured)	4,600	4,902
Ohio - 1.7%
Akron Bath Copley Hosp. District Rev. Series 2016, 5.25% 11/15/46	7,300	8,103
American Muni. Pwr., Inc. Rev.:
(Freemont Energy Ctr. Proj.) Series 2012 B, 5% 2/15/42	2,500	2,722
(Prairie State Energy Campus Proj.) Series 2015, 5% 2/15/28	12,100	13,939
Cleveland Parking Facilities Rev.:
5.25% 9/15/18 (Escrowed to Maturity)	640	665
5.25% 9/15/18 (FSA Insured)	1,360	1,412
Columbus City School District 5% 12/1/29	1,800	2,170
Franklin County Hosp. Facilities Rev. (Ohiohealth Corp. Proj.) Series 2015, 5% 5/15/40	6,675	7,563
Hamilton County Convention Facilities Auth. Rev. Series 2014, 5% 12/1/25	3,595	4,112
Lake County Hosp. Facilities Rev.:
Series 2015:
5% 8/15/29	1,000	1,144
5% 8/15/30	1,505	1,711
6% 8/15/43	800	828
6% 8/15/43 (Pre-Refunded to 8/15/18 @ 100)	4,200	4,380
Lucas County Hosp. Rev. (ProMedica Healthcare Oblig. Group Proj.) Series 2011 A, 6.5% 11/15/37	6,000	7,106
Muskingum County Hosp. Facilities (Genesis Healthcare Sys. Obligated Group Proj.) Series 2013:
5% 2/15/33	3,600	3,819
5% 2/15/44	200	208
5% 2/15/48	11,600	12,058
Ohio Hosp. Facilities Rev. Series 2017 A:
5% 1/1/27	1,705	2,102
5% 1/1/30	5,265	6,475
Scioto County Hosp. Facilities Rev. Series 2016, 5% 2/15/29	2,195	2,556
Univ. of Akron Gen. Receipts Series 2016 A, 5% 1/1/35	9,500	10,928

TOTAL OHIO		94,001

Oklahoma - 0.5%
Canadian Cny Edl. Facilities Auth. (Mustang Pub. Schools Proj.) Series 2017:
5% 9/1/26	3,900	4,723
5% 9/1/28	2,860	3,405
Oklahoma City Pub. Property Auth. Hotel Tax Rev. Series 2015:
5% 10/1/28	1,270	1,475
5% 10/1/29	700	809
5% 10/1/36	1,000	1,120
5% 10/1/39	1,850	2,053
Oklahoma Dev. Fin. Auth. Rev.:
(Saint John Health Sys. Proj.) Series 2012, 5% 2/15/42 (Pre-Refunded to 2/15/22 @ 100)	9,640	11,136
Series 2012, 5% 2/15/24 (Pre-Refunded to 2/15/22 @ 100)	4,190	4,840

TOTAL OKLAHOMA		29,561

Oregon - 0.2%
Clackamas County School District #7J 5.25% 6/1/24 (FSA Insured)	2,605	3,191
Oregon Facilities Auth. Rev. (Legacy Health Sys. Proj.) Series 2009 A, 5% 3/15/30	1,000	1,069
Oregon State Dept. of Administrative Svcs. Lottery Rev. Series 2011 A:
5.25% 4/1/31	780	881
5.25% 4/1/31 (Pre-Refunded to 4/1/21 @ 100)	4,820	5,486
Washington County School District #15:
5.5% 6/15/20 (FSA Insured)	1,770	1,968
5.5% 6/15/21 (FSA Insured)	1,060	1,217

TOTAL OREGON		13,812

Pennsylvania - 3.3%
Allegheny County Hosp. Dev. Auth. Rev. (Univ. of Pittsburgh Med. Ctr. Proj.) Series 2009 A, 5.625% 8/15/39	6,225	6,714
Centre County Pennsylvania Hosp. Auth. Rev. (Mount Nittany Med. Ctr. Proj.) Series 2011, 7% 11/15/46 (Pre-Refunded to 11/15/21 @ 100)	2,600	3,196
Dauphin County Gen. Auth. (Pinnacle Health Sys. Proj.) Series 2016 A:
5% 6/1/28	1,070	1,259
5% 6/1/29	1,170	1,369
Lehigh County Indl. Dev. Auth. Poll. Cont. Rev. Bonds:
(PPL Elec. Utils. Corp. Proj.) Series 2016 A, 1.8%, tender 9/1/22 (a)	4,005	3,977
Series B, 1.8%, tender 8/15/22 (a)	5,330	5,293
Monroe County Hosp. Auth. Rev. Series 2016:
5% 7/1/26	1,000	1,185
5% 7/1/27	1,000	1,174
5% 7/1/28	1,000	1,164
5% 7/1/34	3,680	4,152
5% 7/1/36	2,000	2,250
5% 7/1/41	2,660	2,954
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.):
Series 1993 A, 6% 6/1/22 (AMBAC Insured)	2,000	2,056
Series 2012 A, 5% 6/1/27	4,105	4,581
Montgomery County Higher Ed. & Health Auth. Rev.:
Series 2014 A:
5% 10/1/21	1,320	1,466
5% 10/1/22	1,380	1,556
5% 10/1/23	315	360
5% 10/1/24	1,165	1,342
Series 2016 A:
5% 10/1/29	2,600	2,890
5% 10/1/31	4,575	5,030
5% 10/1/36	5,400	5,809
5% 10/1/40	3,310	3,532
Northampton County Gen. Purp. Auth. Hosp. Rev. Series 2016 A, 5% 8/15/46	24,875	27,359
Pennsylvania Econ. Dev. Fin. Auth. Unemployment Compensation Rev. Series 2012 B, 5% 7/1/21	5,300	5,357
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(Univ. of Pennsylvania Health Sys. Proj.) Series 2009 A, 5.25% 8/15/21 (Pre-Refunded to 8/15/19 @ 100)	2,900	3,125
Series 2016:
5% 5/1/32	1,255	1,451
5% 5/1/33	1,700	1,955
5% 5/1/35	2,745	3,133
Philadelphia Gas Works Rev. Series 9:
5.25% 8/1/40	2,295	2,507
5.25% 8/1/40 (Pre-Refunded to 8/1/20 @ 100)	1,455	1,620
Philadelphia Gen. Oblig. Series 2008 A, 5.25% 12/15/32 (Pre-Refunded to 12/15/18 @ 100)	2,500	2,627
Philadelphia School District:
Series 2016 D, 5% 9/1/28	8,100	9,310
Series 2016 F:
5% 9/1/28	14,010	16,104
5% 9/1/29	26,200	29,874
Series F:
5% 9/1/30	6,795	7,692
5% 9/1/30 (Pre-Refunded to 9/1/26 @ 100)	20	25
Scranton-Lackawanna Health & Welfare Auth. Rev. (Marywood Univ. Proj.) Series 2016, 5% 6/1/46	4,000	4,056
Southeastern Pennsylvania Trans. Auth. Rev. Series 2011:
5% 6/1/22	1,000	1,118
5% 6/1/23	2,500	2,791
State Pub. School Bldg. Auth. Lease Rev. (Philadelphia School District Proj.) Series 2015 A, 5% 6/1/26	1,275	1,475

TOTAL PENNSYLVANIA		184,888

Rhode Island - 0.5%
Rhode Island Comm Corp. Rev. Series 2016 A:
5% 6/15/23	5,405	6,360
5% 6/15/24	2,720	3,256
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev.:
Series 2016 B:
5% 9/1/31	650	710
5% 9/1/36	5,620	5,986
Series 2016, 5% 5/15/39	4,800	5,279
Rhode Island Health and Edl. Bldg. Corp. Higher Ed. Facility Rev. (Brown Univ. Proj.) Series 2017 A, 5% 9/1/29	6,120	7,589

TOTAL RHODE ISLAND		29,180

South Carolina - 2.0%
Scago Edl. Facilities Corp. for Colleton School District (School District of Colleton County Proj.) Series 2015:
5% 12/1/25	2,745	3,204
5% 12/1/28	5,665	6,561
South Carolina Jobs-Econ. Dev. Auth. Econ. Dev. Rev. Series 2013, 5% 11/1/27	7,700	8,782
South Carolina Ports Auth. Ports Rev. Series 2015, 5.25% 7/1/55 (e)	6,375	7,117
South Carolina Pub. Svc. Auth. Rev.:
Series 2012 B, 5% 12/1/20	1,500	1,657
Series 2013 E, 5.5% 12/1/53	34,335	38,514
Series 2014 A:
5% 12/1/49	2,300	2,500
5.5% 12/1/54	13,185	14,906
Series 2014 C, 5% 12/1/46	3,985	4,363
Series 2015 A, 5% 12/1/50	4,025	4,391
Series 2015 C, 5% 12/1/22	8,440	9,631
Series 2015 E, 5.25% 12/1/55	5,900	6,627
South Carolina Trans. Infrastructure Bank Rev. Series 2015 A, 5% 10/1/23	2,470	2,923

TOTAL SOUTH CAROLINA		111,176

South Dakota - 0.1%
South Dakota Health & Edl. Facilities Auth. Rev.:
(Reg'l. Health Proj.) Series 2010:
4.625% 9/1/27 (Pre-Refunded to 9/1/20 @ 100)	1,000	1,100
5% 9/1/28 (Pre-Refunded to 9/1/20 @ 100)	3,000	3,332
Series 2017:
5% 7/1/26 (c)	300	363
5% 7/1/28 (c)	300	361
5% 7/1/29 (c)	570	681
5% 7/1/31 (c)	655	773

TOTAL SOUTH DAKOTA		6,610

Tennessee - 0.2%
Jackson Hosp. Rev. 5.75% 4/1/41	1,785	1,819
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series 2010 B:
5.75% 7/1/23 (e)	5,820	6,504
5.75% 7/1/24 (e)	2,400	2,681

TOTAL TENNESSEE		11,004

Texas - 11.2%
Argyle Independent School District 5.25% 8/15/40 (FSA Insured)	125	125
Austin Arpt. Sys. Rev.:
Series 2014:
5% 11/15/26 (e)	1,000	1,170
5% 11/15/27 (e)	1,250	1,458
5% 11/15/28 (e)	1,000	1,160
5% 11/15/39 (e)	9,700	10,803
5% 11/15/44 (e)	23,455	25,965
Series 2017 B:
5% 11/15/28 (e)	1,000	1,187
5% 11/15/30 (e)	1,540	1,805
5% 11/15/32 (e)	1,215	1,410
5% 11/15/35 (e)	1,250	1,432
5% 11/15/37 (e)	1,410	1,604
5% 11/15/41 (e)	5,705	6,444
Austin Cmnty. College District Rev. (Convention Ctr. Proj.) Series 2002, 0% 2/1/22 (AMBAC Insured)	2,900	2,662
Austin Independent School District Series 2016 A, 5% 8/1/30	3,995	4,845
Austin Wtr. & Wastewtr. Sys. Rev. Series 2016:
5% 11/15/28	1,000	1,227
5% 11/15/29	3,000	3,660
Central Reg'l. Mobility Auth. Series 2015 A:
5% 1/1/30	1,650	1,917
5% 1/1/32	1,000	1,148
5% 1/1/45	6,000	6,714
Coppell Independent School District 0% 8/15/20	2,000	1,933
Corpus Christi Util. Sys. Rev.:
5% 7/15/21	4,500	5,090
5% 7/15/22	2,500	2,884
5% 7/15/24	2,255	2,572
Cypress-Fairbanks Independent School District:
Series 2014 C, 5% 2/15/44	5,300	6,035
Series 2016, 5% 2/15/27	3,270	3,994
Dallas Area Rapid Transit Sales Tax Rev. Series 2016 A, 5% 12/1/33	2,900	3,434
Dallas Fort Worth Int'l. Arpt. Rev.:
Series 2010 A, 5% 11/1/42	14,800	16,235
Series 2012 D, 5% 11/1/42 (e)	2,370	2,610
Series 2012 H, 5% 11/1/42 (e)	2,740	3,018
Series 2014 D, 5% 11/1/23 (e)	2,795	3,283
DeSoto Independent School District 0% 8/15/20	3,335	3,223
El Paso Gen. Oblig. Series 2016:
5% 8/15/34	6,345	7,375
5% 8/15/35	6,000	6,948
5% 8/15/36	4,000	4,615
Fort Worth Independent School District Series 2016, 5% 2/15/28	3,635	4,384
Grand Parkway Trans. Corp. Series 2013 B:
5% 4/1/53	1,290	1,464
5.25% 10/1/51	53,600	61,662
5.5% 4/1/53	5,440	6,204
Harris County Cultural Ed. Facilities Fin. Corp. Med. Facilities Rev. (Baylor College of Medicine Proj.) Series 2012 A, 5% 11/15/37	14,050	15,352
Harris County Cultural Ed. Facilities Fin. Corp. Rev. (Texas Childrens Hosp., Proj.) Series 2015-1 5% 10/1/29	1,345	1,577
Harris County Gen. Oblig. Series 2002:
0% 8/15/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	2,537
0% 8/15/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	3,764
Houston Arpt. Sys. Rev.:
Series 2011 A:
5% 7/1/23 (e)	3,000	3,376
5% 7/1/25 (e)	1,500	1,687
Series 2012 A, 5% 7/1/21 (e)	3,785	4,236
Houston Independent School District Series 2017, 5% 2/15/35	2,700	3,194
Houston Util. Sys. Rev.:
Series 2014 C, 5% 5/15/28	2,405	2,813
Series 2016 B, 5% 11/15/33	2,200	2,618
Love Field Arpt. Modernization Rev.:
Series 2015:
5% 11/1/27 (e)	2,150	2,537
5% 11/1/29 (e)	2,000	2,332
5% 11/1/32 (e)	3,690	4,236
Series 2017:
5% 11/1/24 (e)	1,000	1,187
5% 11/1/25 (e)	1,000	1,194
5% 11/1/26 (e)	1,000	1,205
5% 11/1/27 (e)	1,000	1,196
5% 11/1/28 (e)	1,500	1,780
5% 11/1/30 (e)	1,000	1,171
5% 11/1/31 (e)	1,500	1,748
5% 11/1/32 (e)	1,330	1,542
5% 11/1/33 (e)	1,000	1,154
5% 11/1/34 (e)	1,000	1,148
Lower Colorado River Auth. Rev. Series 2015 D:
5% 5/15/28	2,200	2,596
5% 5/15/30	5,000	5,839
Mansfield Independent School District 5.5% 2/15/18	40	40
Midway Independent School District Series 2000, 0% 8/15/19	3,600	3,529
Newark Higher Ed. Fin. Corp. (Abilene Christian Univ. Proj.) Series 2016 A, 5% 4/1/30	3,415	3,929
North Texas Tollway Auth. Rev.:
Series 2008 I, 6.2% 1/1/42 (Assured Guaranty Corp. Insured)	7,200	9,047
Series 2009 A, 6.25% 1/1/39 (Pre-Refunded to 1/1/19 @ 100)	8,290	8,821
Series 2009, 6.25% 1/1/39	1,910	2,021
Series 2011 A:
5.5% 9/1/41	14,250	16,354
6% 9/1/41	6,200	7,258
Series 2011 D, 5% 9/1/28	13,000	14,802
Series 2014 A:
5% 1/1/23	1,640	1,917
5% 1/1/25	5,000	5,951
Series 2015 A, 5% 1/1/32	2,695	3,098
Series 2015 B, 5% 1/1/40	8,000	8,906
Series 2016 A, 5% 1/1/31	7,720	9,080
6% 1/1/23	590	597
6% 1/1/24	230	233
Northside Independent School District Bonds 2%, tender 6/1/21 (a)	2,035	2,066
San Antonio Arpt. Sys. Rev.:
Series 2007 (AMT), 5.25% 7/1/20 (FSA Insured) (e)	3,215	3,224
Series 2007 (AMT-SUB LIEN), 5.25% 7/1/20 (FSA Insured) (e)	2,775	2,783
5.25% 7/1/19 (FSA Insured) (e)	2,635	2,642
San Antonio Elec. & Gas Sys. Rev. Series 2012, 5.25% 2/1/25	4,200	5,178
San Antonio Independent School District Series 2016, 5% 8/15/31	3,485	4,171
San Antonio Wtr. Sys. Rev. Series 2012, 5% 5/15/25	10,000	11,522
Southwest Higher Ed. Auth. Rev. (Southern Methodist Univ. Proj.) Series 2016 A:
5% 10/1/25	9,345	11,330
5% 10/1/26	5,250	6,434
5% 10/1/27	5,000	6,069
5% 10/1/28	5,000	6,028
5% 10/1/29	5,000	5,988
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev.:
(Hendrick Med. Ctr. Proj.) Series 2009 B:
5.25% 9/1/26 (Assured Guaranty Corp. Insured)	1,785	1,912
5.25% 9/1/27 (Assured Guaranty Corp. Insured)	2,375	2,541
(Scott & White Healthcare Proj.) Series 2013 A, 5% 8/15/43	4,000	4,457
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. Series 2016 A:
4% 2/15/35	5,000	5,271
5% 2/15/25	690	833
5% 2/15/34	1,900	2,207
5% 2/15/41	8,335	9,485
Texas Gen. Oblig.:
Series 2017 A, 5% 10/1/33	11,000	13,354
Series 2017 B:
5% 10/1/34	16,400	19,781
5% 10/1/36	15,760	18,825
5% 4/1/25 (Pre-Refunded to 4/1/18 @ 100)	385	393
Texas Private Activity Bond Surface Trans. Corp.:
(LBJ Infrastructure Group LLC IH-635 Managed Lanes Proj.) Series 2010, 7% 6/30/40	5,200	5,877
Series 2013, 6.75% 6/30/43 (e)	12,600	15,021
Texas State Univ. Sys. Fing. Rev. Series 2017 A:
5% 3/15/28	5,270	6,447
5% 3/15/29	4,265	5,185
5% 3/15/31	3,250	3,900
Univ. of Houston Univ. Revs. Series 2017 A:
5% 2/15/26	13,025	15,876
5% 2/15/32	6,180	7,294
5% 2/15/33	4,000	4,698
5% 2/15/34	4,000	4,678
5% 2/15/35	4,000	4,662
5% 2/15/36	3,000	3,484
Univ. of North Texas Univ. Rev. Series 2017 A, 5% 4/15/32	2,100	2,494
Univ. of Texas Permanent Univ. Fund Rev. Series 2016 B, 5% 7/1/29	1,640	1,990
Weatherford Independent School District 0% 2/15/33	6,985	4,250

TOTAL TEXAS		623,651

Utah - 1.4%
Salt Lake City Arpt. Rev. Series 2017 A:
5% 7/1/22 (e)	1,600	1,844
5% 7/1/24 (e)	1,750	2,085
5% 7/1/25 (e)	2,000	2,408
5% 7/1/27 (e)	2,585	3,168
5% 7/1/29 (e)	3,030	3,652
5% 7/1/30 (e)	2,250	2,695
5% 7/1/31 (e)	4,650	5,539
5% 7/1/32 (e)	5,050	5,982
5% 7/1/33 (e)	3,200	3,770
5% 7/1/34 (e)	8,755	10,265
5% 7/1/35 (e)	3,200	3,740
5% 7/1/36 (e)	4,300	5,006
5% 7/1/37 (e)	3,450	4,004
5% 7/1/42 (e)	19,710	22,659
Utah Associated Muni. Pwr. Sys. Rev. (Payson Pwr. Proj.) 5% 9/1/22	3,180	3,632

TOTAL UTAH		80,449

Vermont - 0.2%
Vermont Edl. & Health Bldg. Fin. Agcy. Rev. (Champlain College Proj.) Series 2016 A:
5% 10/15/41	4,000	4,396
5% 10/15/46	3,700	4,043

TOTAL VERMONT		8,439

Virginia - 0.5%
Fredericksburg Econ. Dev. Auth. Rev. Series 2014, 5% 6/15/25	4,665	5,427
Stafford County Econ. Dev. Auth. Hosp. Facilities Rev.:
(Mary Washington Hosp. Proj.) Series 2016, 3% 6/15/29	635	632
Series 2016:
4% 6/15/37	600	607
5% 6/15/27	1,500	1,752
5% 6/15/30	250	285
5% 6/15/35	2,200	2,432
Virginia College Bldg. Auth. Edl. Facilities Rev. Series 2015 A:
5% 1/1/35	1,000	1,158
5% 1/1/40	1,750	2,004
Virginia Small Bus. Fing. Auth. (95 Express Lane LLC Proj.) Series 2012:
5% 7/1/34 (e)	6,000	6,517
5% 1/1/40 (e)	1,200	1,295
Winchester Econ. Dev. Auth. Series 2015:
5% 1/1/31	2,500	2,888
5% 1/1/34	1,500	1,708
5% 1/1/35	1,500	1,704

TOTAL VIRGINIA		28,409

Washington - 1.9%
Clark County School District #37, Vancouver Series 2001 C, 0% 12/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,030	1,974
King County Swr. Rev. Series 2009, 5.25% 1/1/42 (Pre-Refunded to 1/1/19 @ 100)	2,035	2,142
Port of Seattle Rev.:
Series 2016 B:
5% 10/1/28 (e)	3,500	4,113
5% 10/1/30 (e)	1,000	1,164
Series 2016, 5% 2/1/26	2,000	2,453
Port of Seattle Spl. Facility Rev. Series 2013:
5% 6/1/21 (e)	1,340	1,501
5% 6/1/22 (e)	1,000	1,141
5% 6/1/24 (e)	1,000	1,138
Spokane Pub. Facilities District Hotel/Motel Tax & Sales/Use Tax Rev. Series 2013 B:
5% 12/1/25	5,600	6,475
5% 12/1/27	2,625	3,026
Washington Gen. Oblig.:
Series 2015 C:
5% 2/1/33	2,700	3,157
5% 2/1/34	4,165	4,852
Series 2017 D, 5% 2/1/33	3,655	4,361
Series R 97A, 0% 7/1/19 (Escrowed to Maturity)	9,100	8,921
Series R-2017 A:
5% 8/1/27	1,635	2,012
5% 8/1/28	1,635	1,998
5% 8/1/30	1,635	1,974
Washington Health Care Facilities Auth. Rev.:
(Catholic Health Initiatives Proj.) Series 2008 D, 6.375% 10/1/36	5,000	5,241
(Overlake Hosp. Med. Ctr.) Series 2010, 5.7% 7/1/38	11,300	12,401
(Providence Health Systems Proj.):
Series 2006 D, 5.25% 10/1/33	1,500	1,556
Series 2012 A, 5% 10/1/25	5,130	5,913
(Seattle Children's Hosp. Proj.) Series 2009, 5.625% 10/1/38 (Pre-Refunded to 10/1/19 @ 100)	7,550	8,222
Series 2009, 7% 7/1/39 (Pre-Refunded to 7/1/19 @ 100)	3,000	3,300
Series 2015:
5% 1/1/25	2,000	2,370
5% 1/1/27	1,610	1,886
Washington Higher Ed. Facilities Auth. Rev. (Whitworth Univ. Proj.) Series 2016 A:
5% 10/1/27	2,140	2,508
5% 10/1/28	2,205	2,560
5% 10/1/35	2,270	2,553
5% 10/1/36	2,435	2,735
5% 10/1/40	2,805	3,130

TOTAL WASHINGTON		106,777

West Virginia - 0.4%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev. Bonds:
(Appalachian Pwr. Co. Amos Proj.) Series 2011 A, 1.7%, tender 9/1/20 (a)(e)	1,750	1,742
1.9%, tender 4/1/19 (a)	9,125	9,177
West Virginia Hosp. Fin. Auth. Hosp. Rev.:
(West Virginia United Health Sys. Proj.) Series 2008 E, 5.625% 6/1/35 (Pre-Refunded to 12/1/18 @ 100)	700	737
(West Virginia Univ. Hospitals, Inc. Proj.) Series 2003 D, 5.5% 6/1/33 (Pre-Refunded to 12/1/18 @ 100)	2,600	2,733
West Virginia Univ. Revs. (West Virginia Univ. Projs.) Series 2014 A, 5% 10/1/44	6,500	7,232

TOTAL WEST VIRGINIA		21,621

Wisconsin - 1.2%
Pub. Fin. Auth. Sr Liv Rev. (Mary's Woods At Marylhurst, Inc. Proj.):
Series 2017 A:
5% 5/15/25 (d)	1,110	1,242
5% 5/15/28 (d)	1,025	1,130
5.25% 5/15/37 (d)	325	353
5.25% 5/15/42 (d)	400	431
5.25% 5/15/47 (d)	400	429
5.25% 5/15/52 (d)	750	802
Series 2017 B-1 3.95% 11/15/24 (d)	340	350
Series 2017 B-2, 3.5% 11/15/23 (d)	430	438
Series 2017 B-3, 3% 11/15/22 (d)	595	602
Pub. Fin. Auth. Wis Edl. Facilities Series 2016:
5% 1/1/37	5,335	5,640
5% 1/1/42	4,265	4,481
Wisconsin Health & Edl. Facilities:
(Ascension Health Cr. Group Proj.) Series 2016 A, 5% 11/15/36	5,000	5,799
Series 2010:
5.75% 7/1/30	1,675	1,840
5.75% 7/1/30 (Pre-Refunded to 7/1/20 @ 100)	980	1,101
Series 2014, 4% 5/1/33	3,015	3,005
Series 2016 A:
5% 2/15/28	2,375	2,778
5% 2/15/29	3,080	3,565
5% 2/15/30	3,390	3,896
Series 2016, 4% 2/15/38	1,205	1,219
Series 2017 A:
5% 9/1/33	1,720	1,924
5% 9/1/35	1,900	2,108
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Agnesian HealthCare, Inc. Proj.):
Series 2010, 5.5% 7/1/40 (Pre-Refunded to 7/1/20 @ 100)	2,375	2,655
Series 2013 B:
5% 7/1/27	1,205	1,363
5% 7/1/36	5,000	5,496
(Children's Hosp. of Wisconsin Proj.) Series 2008 B, 5.375% 8/15/37	8,045	8,592
Series 2012:
4% 10/1/23	2,500	2,730
5% 6/1/27	1,925	2,153

TOTAL WISCONSIN		66,122

Wyoming - 0.2%
Campbell County Solid Waste Facilities Rev. (Basin Elec. Pwr. Coop. - Dry Fork Station Facilities Proj.) Series 2009 A, 5.75% 7/15/39	8,600	9,157
TOTAL MUNICIPAL BONDS
(Cost $5,233,489)		5,471,412

Municipal Notes - 0.3%
Illinois - 0.2%
Chicago Board of Ed. Participating VRDN Series Floaters XG 01 08, 1.14% 10/6/17 (Liquidity Facility Barclays Bank PLC) (a)(h)	7,900	$7,900
Louisiana - 0.1%
New Orleans Aviation Board Rev. Participating VRDN:
Series Floater ZF 24 97, 1.14% 10/6/17 (Liquidity Facility Citibank NA) (a)(e)(h)	2,300	2,300
Series Floaters XL 00 46, 1.14% 10/6/17 (Liquidity Facility Citibank NA) (a)(e)(h)	3,970	3,970

TOTAL LOUISIANA		6,270

Utah - 0.0%
Salt Lake City Arpt. Rev. Participating VRDN Series Floaters ZM 05 51, 1.12% 10/6/17 (Liquidity Facility Citibank NA) (a)(e)(h)	2,300	2,300
TOTAL MUNICIPAL NOTES
(Cost $16,470)		16,470
	Shares	Value (000s)

Money Market Funds - 1.1%
Fidelity Municipal Cash Central Fund, 0.98%(i)(j)
(Cost $59,095)	59,093,001	59,099
TOTAL INVESTMENT IN SECURITIES - 99.6%
(Cost $5,309,054)		5,546,981
NET OTHER ASSETS (LIABILITIES) - 0.4%		23,136
NET ASSETS - 100%		$5,570,117

Security Type Abbreviations

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $20,254,000 or 0.4% of net assets.

 (e) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (f) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

 (g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,647,000 or 0.0% of net assets.

 (h) Provides evidence of ownership in one or more underlying municipal bonds.

 (i) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (j) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Massachusetts Health & Edl. Facilities Auth. Rev. (Blood Research Institute Proj.) Series A, 6.5% 2/1/22	9/3/92	$1,610

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Municipal Cash Central Fund	$175
Total	$175

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Municipal Securities	$5,487,882	$--	$5,487,882	$--
Money Market Funds	59,099	59,099	--	--
Total Investments in Securities:	$5,546,981	$59,099	$5,487,882	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Minnesota Municipal Income Fund

September 30, 2017

MNF-QTLY-1117
1.807736.113

Investments September 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 99.0%
	Principal Amount	Value
Guam - 0.8%
Guam Gov't. Ltd. Oblig. Rev. Series 2016 A:
5% 12/1/29	$980,000	$1,117,043
5% 12/1/46	180,000	195,431
Guam Int'l. Arpt. Auth. Rev. Series 2013 C:
5% 10/1/17 (a)	800,000	800,000
6.25% 10/1/34 (a)	850,000	969,340
Guam Pwr. Auth. Rev. Series 2012 A, 5% 10/1/21 (FSA Insured)	1,100,000	1,237,346

TOTAL GUAM		4,319,160

Minnesota - 98.2%
Anoka-Hennepin Independent School District 11 Series 2014 A:
5% 2/1/23	805,000	933,961
5% 2/1/24	1,110,000	1,306,970
5% 2/1/25	1,015,000	1,185,256
5% 2/1/26	1,220,000	1,412,906
5% 2/1/27	1,285,000	1,480,012
5% 2/1/28	1,345,000	1,539,769
5% 2/1/29	1,415,000	1,611,911
5% 2/1/34	1,800,000	2,009,304
Breckenridge Gen. Oblig. (Catholic Health Initiatives Proj.) Series 2004 A, 5% 5/1/30	4,140,000	4,174,238
Chaska Elec. Rev.:
Series 2015 A:
5% 10/1/27	1,665,000	1,975,539
5% 10/1/29	785,000	920,821
5% 10/1/26	1,000,000	1,194,530
Chaska Independent School District #112 Gen. Oblig.:
(Cr. Enhancement Prog.) Series 2012 A:
5% 2/1/19	4,090,000	4,302,966
5% 2/1/22	4,975,000	5,728,961
(Minnesota School District Cr. Enhancement Prog.) Series 2016 A:
5% 2/1/30	1,400,000	1,670,900
5% 2/1/31	3,600,000	4,266,792
Cloquet Independent School District #94 Series 2015 B:
5% 2/1/28	3,030,000	3,632,940
5% 2/1/31	1,245,000	1,473,221
Ctr. City Health Care Facilities (Hazelden Betty Ford Foundation Proj.) Series 2014:
5% 11/1/23	775,000	910,331
5% 11/1/25	250,000	291,013
5% 11/1/26	500,000	574,670
5% 11/1/27	400,000	453,664
Duluth Gen. Oblig. Series 2016 A:
5% 2/1/28	1,660,000	2,003,454
5% 2/1/30	1,235,000	1,473,973
5% 2/1/31	1,495,000	1,765,745
5% 2/1/32	2,130,000	2,503,517
Duluth Independent School District #709 Ctfs. of Prtn. Series 2009 B:
4% 3/1/18	1,235,000	1,250,203
5% 3/1/30	2,535,000	2,599,871
Hennepin County Gen. Oblig.:
Series 2016 A:
5% 12/1/39	5,250,000	6,205,343
5% 12/1/40	7,200,000	8,497,368
Series 2016 B, 5% 12/1/31	1,135,000	1,382,612
Jordan Ind. School District:
Series 2014 A:
5% 2/1/28	960,000	1,116,442
5% 2/1/29 (Pre-Refunded to 2/1/29 @ 100)	1,000,000	1,167,250
5% 2/1/30 (Pre-Refunded to 2/1/30 @ 100)	1,245,000	1,453,226
Series A, 5% 2/1/28 (Pre-Refunded to 2/1/28 @ 100)	40,000	46,690
Lakeville Independent School District #194 Series 2012 D, 5% 2/1/20	1,570,000	1,711,080
Maple Grove Health Care Sys. Rev.:
Series 2015:
4% 9/1/35	1,250,000	1,285,863
5% 9/1/28	695,000	798,555
5% 9/1/30	1,500,000	1,706,445
5% 9/1/31	1,300,000	1,472,081
5% 9/1/32	1,000,000	1,127,130
Series 2017:
5% 5/1/26	1,355,000	1,598,995
5% 5/1/27	1,400,000	1,667,526
5% 5/1/28	1,000,000	1,185,530
5% 5/1/29	1,000,000	1,169,030
5% 5/1/30	850,000	985,210
5% 5/1/31	500,000	576,850
5% 5/1/32	500,000	573,725
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev.:
(Allina Health Sys. Proj.) Series 2017 A:
5% 11/15/27	1,250,000	1,526,388
5% 11/15/28	2,730,000	3,307,532
5% 11/15/29	1,000,000	1,202,080
(Children's Health Care Proj.):
Series 1995 B, 5% 8/15/25 (FSA Insured) (b)	3,000,000	3,273,150
Series 2010 A, 5.25% 8/15/25	1,000,000	1,102,440
(Children's Hospitals and Clinics Proj.) Series 2004 A1, 5% 8/15/34 (FSA Insured)	500,000	538,385
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev.:
Series 2012 B:
5% 1/1/26	1,250,000	1,420,388
5% 1/1/27	1,500,000	1,697,880
Series 2014 A:
5% 1/1/26	3,015,000	3,543,409
5% 1/1/28	4,000,000	4,672,880
5% 1/1/29	2,150,000	2,502,106
5% 1/1/30	2,000,000	2,326,260
5% 1/1/31	6,020,000	6,971,581
Series 2016 A:
5% 1/1/30	4,000,000	4,842,720
5% 1/1/31	2,350,000	2,830,011
5% 1/1/32	2,900,000	3,473,823
Series 2016 D:
5% 1/1/23 (a)	670,000	777,187
5% 1/1/27 (a)	350,000	425,681
5% 1/1/28 (a)	430,000	513,132
5% 1/1/29 (a)	225,000	266,472
5% 1/1/30 (a)	475,000	560,001
5% 1/1/31 (a)	200,000	234,544
5% 1/1/32 (a)	200,000	233,306
5% 1/1/33 (a)	220,000	255,284
5% 1/1/34 (a)	225,000	259,907
5% 1/1/35 (a)	225,000	258,928
5% 1/1/36 (a)	220,000	252,221
5% 1/1/37 (a)	250,000	285,753
5% 1/1/41 (a)	725,000	822,476
Minneapolis Health Care Sys. Rev.:
Series 2015 A:
5% 11/15/27 (FSA Insured)	850,000	1,009,333
5% 11/15/28	1,000,000	1,180,180
5% 11/15/29	1,000,000	1,173,770
5% 11/15/30	1,000,000	1,168,200
5% 11/15/31	3,665,000	4,264,008
5% 11/15/32	2,200,000	2,547,424
6.5% 11/15/38	2,960,000	3,134,462
6.5% 11/15/38 (Pre-Refunded to 11/15/18 @ 100)	540,000	572,643
Minneapolis Spl. School Dis Series B, 5% 2/1/28	1,100,000	1,367,861
Minneapolis Spl. School District #1 Ctfs. of Prtn. Series 2016 C, 5% 2/1/31	1,915,000	2,293,442
Minnesota 911 Rev.:
(Pub. Safety Radio Communications Sys. Proj.) Series 2009, 5% 6/1/21 (Pre-Refunded to 6/1/19 @ 100)	2,220,000	2,366,653
5% 6/1/21 (Pre-Refunded to 6/1/19 @ 100)	2,000,000	2,132,120
Minnesota Agric. & Econ. Dev. Board Rev. (Essentia Health Obligated Group Proj.) Series 2008 C1:
5% 2/15/30 (Assured Guaranty Corp. Insured)	3,750,000	4,025,850
5.25% 2/15/23 (Assured Guaranty Corp. Insured)	1,660,000	1,803,773
5.5% 2/15/25 (Assured Guaranty Corp. Insured)	2,500,000	2,729,175
Minnesota Ctfs. Prtn. (Minnesota Gen. Oblig. Proj.) Series 2014, 5% 6/1/39	2,445,000	2,804,904
Minnesota Gen. Oblig.:
Series 2010 A, 5% 8/1/27	5,000,000	5,516,300
Series 2010 D:
5% 8/1/21	1,000,000	1,107,980
5% 8/1/22	5,000,000	5,531,050
5% 8/1/23	10,000,000	11,053,300
Series 2011 B:
5% 10/1/24	2,500,000	2,856,825
5% 10/1/30	3,000,000	3,405,630
Series 2013 A, 5% 8/1/25	3,780,000	4,480,774
Series 2013 D, 5% 10/1/23	1,100,000	1,312,960
Series 2015 A, 5% 8/1/33	1,900,000	2,252,051
5% 8/1/24	4,780,000	5,553,786
5% 8/1/24 (Pre-Refunded to 8/1/22 @ 100)	220,000	256,843
Minnesota Higher Ed. Facilities Auth. Rev.:
(College of St. Scholastica, Inc. Proj.) Series Seven-H, 5.25% 12/1/35	1,000,000	1,055,300
(Gustovus Adolphus College Proj.) Series Seven-B:
5% 10/1/22 (Pre-Refunded to 10/1/19 @ 100)	2,250,000	2,422,643
5% 10/1/23 (Pre-Refunded to 10/1/19 @ 100)	1,000,000	1,076,730
(Univ. of St. Thomas Proj.) Series Seven-A, 5% 10/1/39	1,650,000	1,750,650
Series 2015 8J, 5% 3/1/24	1,000,000	1,188,260
Series 2017:
5% 3/1/28	2,000,000	2,475,580
5% 3/1/31	1,000,000	1,214,080
5% 10/1/31	590,000	698,519
5% 3/1/34	500,000	596,375
5% 10/1/34	440,000	514,263
5% 10/1/35	555,000	646,592
Series 8 L:
5% 4/1/28	920,000	1,093,494
5% 4/1/29	1,000,000	1,181,030
5% 4/1/35	500,000	573,685
Series Eight J, 5% 3/1/26	1,015,000	1,206,064
Series G8, 5% 12/1/31	1,000,000	1,168,220
Series Seven-Q:
5% 10/1/17	495,000	495,000
5% 10/1/18	400,000	413,324
5% 10/1/19	780,000	827,892
5% 10/1/20	1,140,000	1,238,576
5% 3/1/21	940,000	942,538
5% 3/1/22	1,030,000	1,032,771
5% 3/1/27	500,000	593,370
Minnesota Hsg. Fin. Agcy. Series 2015 A:
5% 8/1/29	1,000,000	1,182,840
5% 8/1/30	1,000,000	1,179,360
5% 8/1/31	1,000,000	1,174,500
5% 8/1/32	1,000,000	1,170,360
5% 8/1/33	1,000,000	1,162,130
Minnesota Muni. Pwr. Agcy. Elec. Rev.:
Series 2007, 5.25% 10/1/22	1,000,000	1,000,000
Series 2014 A:
5% 10/1/25	200,000	236,832
5% 10/1/26	830,000	978,719
Series 2014:
5% 10/1/26	630,000	742,883
5% 10/1/27	750,000	881,198
5% 10/1/30	1,000,000	1,160,210
Series 2016:
4% 10/1/41	1,000,000	1,058,890
5% 10/1/32	1,500,000	1,769,940
5% 10/1/33	400,000	469,544
5% 10/1/35	400,000	465,740
5% 10/1/36	1,000,000	1,160,060
5% 10/1/47	2,000,000	2,289,520
Minnesota Pub. Facilities Auth. Rev.:
Series 2016 A, 5% 3/1/29	5,000,000	6,069,600
5% 3/1/30	5,150,000	6,216,514
Minnesota State Colleges & Univs. Board of Trustees Rev.:
Series 2009 A:
4% 10/1/18	1,490,000	1,534,566
4% 10/1/19	1,550,000	1,639,063
4% 10/1/20	1,580,000	1,669,823
Series 2011 A, 5% 10/1/30	1,495,000	1,684,745
Series 2013 A:
4% 10/1/18	2,210,000	2,276,101
4% 10/1/19	2,300,000	2,432,158
4% 10/1/20	2,385,000	2,580,117
Minnesota State Gen. Fdg. Rev.:
Series 2012 B:
5% 3/1/27	12,840,000	14,709,745
5% 3/1/28	4,275,000	4,887,693
5% 3/1/29	2,250,000	2,568,353
5% 6/1/27	5,000,000	5,872,100
5% 6/1/38	5,000,000	5,678,500
Moorhead Edl. Facilities Rev. (The Concordia College Corp. Proj.) Series 2016, 5% 12/1/25	2,500,000	2,932,375
Northern Muni. Pwr. Agcy. Elec. Sys. Rev.:
Series 2010 A1:
5% 1/1/19	3,010,000	3,153,487
5% 1/1/20	2,100,000	2,273,712
Series 2013 A:
5% 1/1/23	850,000	985,516
5% 1/1/24	650,000	752,570
5% 1/1/25	975,000	1,123,590
5% 1/1/31	1,740,000	1,951,601
Series 2016:
5% 1/1/28	500,000	594,640
5% 1/1/29	620,000	732,784
5% 1/1/30	520,000	611,634
5% 1/1/31	350,000	408,566
Series 2017:
5% 1/1/29 (c)	460,000	547,271
5% 1/1/31 (c)	400,000	469,796
5% 1/1/33 (c)	475,000	552,012
5% 1/1/35 (c)	520,000	600,673
Ramsey County Gen. Oblig. Series 2012 B:
5% 2/1/20	1,635,000	1,783,507
5% 2/1/21	1,350,000	1,519,196
Rochester Elec. Util. Rev.:
Series 2013 B:
5% 12/1/26	570,000	668,285
5% 12/1/27	275,000	321,723
5% 12/1/28	275,000	320,856
5% 12/1/43	1,000,000	1,133,350
Series 2017 A:
5% 12/1/42	1,100,000	1,276,946
5% 12/1/47	1,000,000	1,152,200
Rochester Health Care Facilities Rev.:
(Mayo Clinic Proj.) Series 2008 E, 5% 11/15/38	4,000,000	4,309,680
(Olmsted Med. Ctr. Proj.) Series 2013:
5% 7/1/18	685,000	703,084
5% 7/1/21	790,000	885,693
5% 7/1/22	350,000	400,019
5% 7/1/24	300,000	347,544
5% 7/1/27	245,000	278,842
5% 7/1/28	225,000	255,047
5% 7/1/33	1,225,000	1,362,225
Bonds:
(Mayo Clinic Proj.):
Series 2011, 4%, tender 11/15/18 (b)	2,475,000	2,553,284
Series B, 4%, tender 11/15/18 (b)	3,000,000	3,094,890
(Mayo Foundation Proj.) Series C, 4.5%, tender 11/15/21 (b)	1,100,000	1,236,169
Series 2016 B, 5% 11/15/35	4,000,000	5,092,280
Saint Cloud Health Care Rev.:
Series 2014 B, 5% 5/1/22	1,950,000	2,245,230
Series 2016 A:
5% 5/1/29	1,000,000	1,175,880
5% 5/1/30	1,000,000	1,167,540
5% 5/1/31	1,000,000	1,161,740
5% 5/1/46	5,000,000	5,590,750
5.125% 5/1/30	310,000	335,355
5.125% 5/1/30 (Pre-Refunded to 5/1/20 @ 100)	4,695,000	5,173,937
Saint Paul Hsg. & Redev. Auth. Hosp. Rev. (HealthEast Care Sys. Proj.) Series 2015 A:
5% 11/15/27 (Pre-Refunded to 11/15/25 @ 100)	2,515,000	3,094,582
5% 11/15/29 (Pre-Refunded to 11/15/25 @ 100)	1,750,000	2,153,288
5% 11/15/30 (Pre-Refunded to 11/15/25 @ 100)	1,585,000	1,950,263
Saint Paul Port Auth. Lease Rev. Series 2013, 5% 12/1/21	4,900,000	5,602,023
Saint Paul Sales Tax Rev. Series 2014 G:
5% 11/1/26	1,000,000	1,180,420
5% 11/1/28	1,000,000	1,173,980
Sartell Independent School District 748:
Series 2016 A, 5% 2/1/27	1,825,000	2,197,793
Series 2016 B, 5% 2/1/26	1,500,000	1,810,950
Shakopee Health Care Facilities Rev. Series 2014:
5% 9/1/23	1,895,000	2,188,706
5% 9/1/24	1,000,000	1,168,810
5% 9/1/25	1,345,000	1,559,958
5% 9/1/26	1,575,000	1,812,668
5% 9/1/28	1,000,000	1,138,690
5% 9/1/34	1,040,000	1,154,535
Shakopee Independent School District #720:
Series 2012, 5% 2/1/21	1,000,000	1,122,540
Series 2013 A, 5% 2/1/19	2,940,000	3,093,086
Southern Minnesota Muni. Pwr. Agcy. Pwr. Supply Sys. Rev.:
(Cap. Appreciation) Series 1994 A:
0% 1/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,210,000	6,104,616
0% 1/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	14,670,000	13,903,933
0% 1/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,165,000	2,582,988
Series 2009 A, 5.5% 1/1/24 (Pre-Refunded to 1/1/19 @ 100)	500,000	527,750
Series 2015 A:
5% 1/1/28	1,000,000	1,190,100
5% 1/1/34	1,695,000	1,950,250
5% 1/1/36	1,000,000	1,142,720
5% 1/1/41	1,000,000	1,131,030
0% 1/1/18 (AMBAC Insured)	125,000	124,631
St. Paul Hsg. & Redev. Auth. Health Care Facilities Rev.:
(Allina Health Sys. Proj.) Series 2007 A, 5% 11/15/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,100,000	2,109,576
Series 2009 A1:
5.25% 11/15/29	1,475,000	1,598,163
5.25% 11/15/29 (Pre-Refunded to 11/15/19 @ 100)	1,525,000	1,658,377
Series 2009 A2:
5.5% 11/15/24	990,000	1,089,218
5.5% 11/15/24 (Pre-Refunded to 11/15/19 @ 100)	1,010,000	1,103,607
Series 2015 A:
5% 7/1/29	5,000,000	5,783,500
5% 7/1/30	5,000,000	5,749,600
Series 2017 A:
5% 11/15/30	650,000	775,840
5% 11/15/31	845,000	1,003,674
5% 11/15/33	800,000	938,696
5% 11/15/34	650,000	758,986
Univ. of Minnesota Gen. Oblig.:
Series 2009 A:
5% 4/1/23 (Pre-Refunded to 4/1/19 @ 100)	200,000	211,776
5.125% 4/1/34 (Pre-Refunded to 4/1/19 @ 100)	1,000,000	1,060,730
5.25% 4/1/29 (Pre-Refunded to 4/1/19 @ 100)	1,000,000	1,062,580
Series 2009 C, 5% 12/1/21 (Pre-Refunded to 6/1/19 @ 100)	1,000,000	1,065,200
Series 2011 D:
5% 12/1/23 (Pre-Refunded to 12/1/21 @ 100)	1,180,000	1,356,788
5% 12/1/26 (Pre-Refunded to 12/1/21 @ 100)	1,020,000	1,172,816
5% 12/1/36 (Pre-Refunded to 12/1/21 @ 100)	2,085,000	2,397,375
Series 2016:
5% 4/1/37	2,125,000	2,495,536
5% 4/1/41	6,000,000	6,996,660
Series 2017 A, 5% 9/1/33	5,025,000	6,102,008
Univ. of Minnesota Spl. Purp. Rev.:
(Biomedical Science Research Facilities Fdg. Prog.) Series 2013 C, 5% 8/1/38	5,275,000	6,007,328
(State Supported Biomedical Science Research Facilities Fdg. Prog.) Series 2011 B, 5% 8/1/25	2,095,000	2,375,940
Virginia Hsg. & Redev. Auth. Health Care Facility Lease Rev. Series 2005, 5.25% 10/1/25	440,000	441,531
West Saint Paul Independent School District #197 Series 2012 A, 4% 2/1/24	3,530,000	3,890,590
Western Minnesota Muni. Pwr. Agcy. Pwr. Supply Rev.:
Series 2012 A:
5% 1/1/26	5,000,000	5,786,300
5% 1/1/27	2,150,000	2,482,304
5% 1/1/30	1,000,000	1,146,480
Series 2014 A:
5% 1/1/31	1,750,000	2,020,025
5% 1/1/35	1,595,000	1,802,494
5% 1/1/40	1,500,000	1,675,035
5% 1/1/46	11,270,000	12,503,727
Series 2015 A, 5% 1/1/31	1,820,000	2,133,349

TOTAL MINNESOTA		534,009,969

TOTAL MUNICIPAL BONDS
(Cost $520,884,285)		538,329,129
TOTAL INVESTMENT IN SECURITIES - 99.0%
(Cost $520,884,285)		538,329,129
NET OTHER ASSETS (LIABILITIES) - 1.0%		5,343,179
NET ASSETS - 100%		$543,672,308

Legend

 (a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees(the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Limited Term Municipal Income Fund

September 30, 2017

STM-QTLY-1117
1.807744.113

Investments September 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 83.5%
	Principal Amount (000s)	Value (000s)
Alabama - 0.7%
Mobile County Board of School Commissioners:
Series 2016 A:	$	$
5% 3/1/22	600	687
5% 3/1/23	850	990
5% 3/1/24	1,250	1,477
5% 3/1/25	1,250	1,491
Series 2016 B:
5% 3/1/22	1,000	1,144
5% 3/1/24	1,000	1,182
5% 3/1/25	1,500	1,789
Mobile Indl. Dev. Board Poll. Cont. Rev. Bonds Series 2009 E, 1.85%, tender 3/24/20 (a)	4,510	4,546
Montgomery Med. Clinic Facilities Series 2015:
5% 3/1/20	2,890	3,097
5% 3/1/21	500	549
5% 3/1/22	3,215	3,590
5% 3/1/25	1,500	1,734

TOTAL ALABAMA		22,276

Alaska - 0.7%
Anchorage Gen. Oblig.:
Series A:
5% 9/1/20	1,090	1,208
5% 9/1/22	1,200	1,399
Series B:
5% 9/1/18	3,685	3,817
5% 9/1/20	2,000	2,217
5% 9/1/22	1,425	1,662
Series C:
5% 9/1/18	1,000	1,036
5% 9/1/19	2,150	2,307
5% 9/1/20	1,260	1,397
5% 9/1/22	1,000	1,166
Series D:
5% 9/1/19	3,895	4,179
5% 9/1/20	2,000	2,217

TOTAL ALASKA		22,605

Arizona - 2.9%
Arizona Health Facilities Auth. Rev. (Scottsdale Lincoln Hospitals Proj.) Series 2014 A:
5% 12/1/18	500	522
5% 12/1/19	615	661
5% 12/1/20	820	907
5% 12/1/21	1,105	1,252
5% 12/1/22	800	923
5% 12/1/23	1,000	1,173
5% 12/1/24	1,500	1,782
Arizona State Trans. Board Series 2016:
5% 7/1/24	5,000	6,083
5% 7/1/25	5,000	6,156
Arizona Wtr. Infrastructure Fin. Auth. Rev. Series 2009 A:
5% 10/1/18 (Escrowed to Maturity)	1,000	1,040
5% 10/1/20 (Pre-Refunded to 10/1/19 @ 100)	5,180	5,583
Glendale Gen. Oblig.:
Series 2015:
4% 7/1/19 (FSA Insured)	600	630
5% 7/1/22 (FSA Insured)	1,000	1,160
Series 2017:
5% 7/1/21 (b)	2,965	3,361
5% 7/1/22 (b)	3,395	3,928
Glendale Trans. Excise Tax Rev.:
5% 7/1/21 (FSA Insured)	750	852
5% 7/1/22 (FSA Insured)	1,170	1,357
5% 7/1/23 (FSA Insured)	1,395	1,647
Maricopa County Indl. Dev. Auth. Rev. Series 2016 A:
5% 1/1/25	4,780	5,771
5% 1/1/26	10,720	13,062
Maricopa County Mesa Unified School District # 4 Series 2016, 4% 7/1/18	1,325	1,356
Maricopa County School District #28 Kyrene Elementary Series 2010 B:
4% 7/1/19	900	947
4% 7/1/20	1,360	1,466
Phoenix Indl. Solid Waste Disp. Rev. Bonds (Republic Svc., Inc. Proj.) Series 2013, 1.25%, tender 11/1/17 (a)(c)	18,300	18,299
Pima County Ctfs. of Prtn. Series 2014:
5% 12/1/21	2,210	2,515
5% 12/1/22	2,470	2,859
5% 12/1/23	3,425	4,031
Pima County Swr. Sys. Rev.:
Series 2011 B, 5% 7/1/19	3,225	3,449
Series 2012 A:
5% 7/1/18	825	850
5% 7/1/19	1,550	1,657
Univ. Med. Ctr. Corp. Hosp. Rev. Series 2011, 5% 7/1/18 (Escrowed to Maturity)	3,365	3,460

TOTAL ARIZONA		98,739

California - 4.4%
Alameda Corridor Trans. Auth. Rev.:
Series 2004:
0% 10/1/19	3,335	3,266
0% 10/1/19	265	253
Series 2013 A, 5% 10/1/22	2,190	2,563
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Bonds:
Series A, 2.95%, tender 4/1/26 (a)	5,190	5,431
Series B, 2.85%, tender 4/1/25 (a)	4,245	4,443
Series C, 2.1%, tender 4/1/22 (a)	3,960	4,055
1.5%, tender 10/1/17 (a)	5,200	5,200
California Gen. Oblig.:
Bonds 3%, tender 12/1/19 (a)	15,600	16,136
5.25% 9/1/22	1,570	1,855
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. Bonds (Republic Svcs., Inc. Proj.) Series 2010 A, 1.25%, tender 11/1/17 (a)(c)(d)	16,655	16,653
California Pub. Works Board Lease Rev.:
(Dept. of Corrections & Rehab. Proj.) Series 2011 C, 5% 10/1/18	1,750	1,820
(Riverside Campus Proj.) Series 2012 H, 5% 4/1/22	1,000	1,155
(Univ. Proj.) Series 2011 B:
5% 10/1/18 (Escrowed to Maturity)	2,740	2,851
5% 10/1/19 (Escrowed to Maturity)	1,490	1,609
(Various Cap. Projs.):
Series 2011 A:
5% 10/1/18	6,475	6,733
5% 10/1/19	5,000	5,391
5% 10/1/20	2,525	2,810
Series 2012 A, 5% 4/1/21	3,245	3,661
Series 2012 G, 5% 11/1/22	1,250	1,463
(Various Judicial Council Projs.) Series 2011 D, 5% 12/1/19	4,100	4,446
Series 2012 C, 5% 6/1/21	1,820	2,063
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2013 A, 4% 6/1/21	3,500	3,849
Series 2017 A1:
5% 6/1/21	1,230	1,391
5% 6/1/22	1,725	1,991
5% 6/1/23	1,970	2,307
5% 6/1/24	1,110	1,311
Series A, 0% 6/1/24 (AMBAC Insured)	3,465	3,017
Los Angeles Muni. Impt. Corp. Lease Rev. Series 2012 C, 4.625% 3/1/18	1,500	1,523
Los Angeles Unified School District Ctfs. of Prtn. (Multiple Properties Proj.) Series 2010 A, 5% 12/1/17	9,790	9,855
Northern California Pwr. Agcy. Rev. (Hydroelectric #1 Proj.) Series 2010 A, 5% 7/1/18	2,000	2,060
Oakland Unified School District Alameda County Series 2013, 5.5% 8/1/23	1,000	1,191
Palomar Health Rev. Series 2016:
5% 11/1/23	2,000	2,285
5% 11/1/24	2,000	2,310
Port of Oakland Rev. Series 2012 P, 5% 5/1/21 (c)	2,500	2,812
Rancho Cucamonga Redev. Agcy. (Rancho Redev. Proj.):
5% 9/1/23 (FSA Insured)	1,350	1,598
5% 9/1/24 (FSA Insured)	2,300	2,765
Riverside County Asset Leasing Rev. (Riverside Cap. Proj.) Series 2012 A, 5% 6/1/18	6,470	6,644
San Bernardino County Ctfs. of Prtn. (Arrowhead Proj.) Series 2009 A, 5% 8/1/18	8,000	8,261
San Pablo Redev. Agcy. Series 2014 A, 5% 6/15/24 (FSA Insured)	1,380	1,647
Stockton Unified School District Gen. Oblig. 5% 7/1/18 (FSA Insured)	1,035	1,066

TOTAL CALIFORNIA		151,740

Colorado - 0.6%
Colorado Health Facilities Auth. Rev. Bonds Series 2008 D3, 5%, tender 11/12/21 (a)	5,285	5,901
Colorado Reg'l. Trans. District Ctfs. of Prtn.:
Series 2013 A, 5% 6/1/23	4,500	5,290
Series 2014 A, 5% 6/1/23	3,860	4,538
E-470 Pub. Hwy. Auth. Rev.:
Series 2000 B:
0% 9/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,020	1,010
0% 9/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,835	2,721
Series 2015 A:
5% 9/1/19	1,000	1,071
5% 9/1/20	1,000	1,103

TOTAL COLORADO		21,634

Connecticut - 1.7%
Connecticut Gen. Oblig.:
Series 2009 B, 5% 3/1/18	3,470	3,526
Series 2012 C, 5% 6/1/21	23,420	26,055
Series 2016 A:
4% 3/15/18	13,900	14,083
5% 3/15/26	1,970	2,314
Connecticut Hsg. Fin. Auth. Series 2013 B2, 4% 11/15/32	5,275	5,596
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Series 2011 A, 5% 12/1/18	5,575	5,818
New Haven Gen. Oblig. Series 2016 A:
5% 8/15/23 (FSA Insured)	900	1,039
5% 8/15/25 (FSA Insured)	1,000	1,177

TOTAL CONNECTICUT		59,608

Delaware, New Jersey - 0.1%
Delaware River & Bay Auth. Rev. Series 2014 C:
5% 1/1/20	2,500	2,711
5% 1/1/21	2,000	2,234

TOTAL DELAWARE, NEW JERSEY		4,945

District Of Columbia - 0.9%
District of Columbia Univ. Rev. Bonds (Georgetown Univ. Proj.) Series 2001 B, 4.7%, tender 4/1/18 (a)	8,500	8,657
Metropolitan Washington DC Arpts. Auth. Sys. Rev.:
Series 2012 A, 5% 10/1/22 (c)	6,325	7,340
Series 2014 A, 5% 10/1/23 (c)	445	525
Series 2017 A:
5% 10/1/26 (c)	6,700	8,162
5% 10/1/27 (c)	5,000	6,144

TOTAL DISTRICT OF COLUMBIA		30,828

Florida - 9.6%
Brevard County School Board Ctfs. of Prtn.:
Series 2014, 5% 7/1/21	1,000	1,130
Series 2015 C:
5% 7/1/21	650	735
5% 7/1/22	3,725	4,301
5% 7/1/23	3,000	3,529
Broward County Arpt. Sys. Rev.:
Series 2012 Q1, 5% 10/1/21	1,000	1,139
Series A:
5% 10/1/22 (c)	3,000	3,460
5% 10/1/23 (c)	4,020	4,703
Broward County School Board Ctfs. of Prtn.:
Series 2012 A, 5% 7/1/19	7,000	7,465
Series 2015 A:
5% 7/1/19	2,100	2,240
5% 7/1/20	4,000	4,403
5% 7/1/21	4,500	5,098
5% 7/1/22	3,500	4,055
5% 7/1/23	2,750	3,251
5% 7/1/24	1,320	1,588
Series 2015 B:
5% 7/1/19	2,000	2,133
5% 7/1/20	3,000	3,303
5% 7/1/21	6,255	7,086
5% 7/1/22	4,590	5,318
5% 7/1/23	2,750	3,251
5% 7/1/24	1,145	1,378
Citizens Property Ins. Corp. Series 2012 A1, 5% 6/1/18	1,550	1,590
Clearwater Wtr. and Swr. Rev. Series 2011:
5% 12/1/17	1,685	1,696
5% 12/1/18	685	717
5% 12/1/19	1,820	1,970
5% 12/1/20	1,000	1,117
Collier County Indl. Dev. Auth. Healthcare Facilities Rev. (NCH Healthcare Sys. Proj.) Series 2011, 5% 10/1/17	1,455	1,455
Florida Board of Ed. Lottery Rev. Series 2016 B, 5% 7/1/24	10,020	12,012
Florida Dev. Fin. Corp. Healthcare Facility Rev. (Univ. Health Proj.) Series 2013 A:
5% 2/1/18	1,790	1,805
5% 2/1/19	1,450	1,500
5% 2/1/20	2,025	2,141
Florida Mid-Bay Bridge Auth. Rev. Series 2015 A:
5% 10/1/21	1,030	1,163
5% 10/1/22	2,000	2,307
5% 10/1/23	1,270	1,490
5% 10/1/24	2,000	2,377
5% 10/1/25	1,750	2,099
5% 10/1/26	2,000	2,373
Florida Muni. Pwr. Agcy. Rev. (Stanton II Proj.) Series 2012 A, 5% 10/1/18	2,850	2,960
Greater Orlando Aviation Auth. Arpt. Facilities Rev.:
Series 2011 C:
5% 10/1/19	1,705	1,838
5% 10/1/20	1,000	1,113
Series 2017 A:
5% 10/1/25 (b)(c)	1,000	1,205
5% 10/1/26 (b)(c)	2,000	2,427
Halifax Hosp. Med. Ctr. Rev. 5% 6/1/23	1,325	1,534
Hillsborough County School District Sales Tax Rev. Series 2015 B, 5% 10/1/22 (FSA Insured)	2,020	2,345
Indian River County School Board Ctfs. of Prtn. Series 2014:
5% 7/1/20	935	1,028
5% 7/1/22	2,000	2,309
5% 7/1/23	2,000	2,349
JEA Wtr. & Swr. Sys. Rev. Series 2010 D, 5% 10/1/21	1,945	2,129
Manatee County Rev. Series 2013:
5% 10/1/19	1,250	1,346
5% 10/1/20	2,000	2,222
5% 10/1/21	2,000	2,283
5% 10/1/22	1,000	1,166
Manatee County School District Series 2017, 5% 10/1/24 (FSA Insured)	1,300	1,554
Miami-Dade County Aviation Rev.:
Series 2010, 5% 10/1/22	1,740	1,923
Series 2017 B, 5% 10/1/20 (c)	2,120	2,341
Miami-Dade County Expressway Auth.:
(Waste Mgmt., Inc. of Florida Proj.):
Series 2013, 5% 7/1/19	2,000	2,134
5% 7/1/20	1,000	1,100
5% 7/1/21	2,000	2,263
5% 7/1/22	2,000	2,312
5% 7/1/23	2,000	2,305
Series 2014 A, 5% 7/1/24	625	748
Series 2014 B:
5% 7/1/22	1,500	1,734
5% 7/1/23	3,250	3,827
Miami-Dade County Gen. Oblig. (Parks Prog.) Series 2015 A, 5% 11/1/22	3,880	4,546
Miami-Dade County School Board Ctfs. of Prtn.:
Series 2014 D:
5% 11/1/20	4,875	5,403
5% 11/1/21	6,275	7,135
5% 11/1/22	2,915	3,383
5% 11/1/23	7,650	9,010
Series 2015 A:
5% 5/1/19	1,000	1,059
5% 5/1/20	2,095	2,290
5% 5/1/21	4,000	4,492
5% 5/1/22	3,720	4,271
5% 5/1/23	6,500	7,592
Series 2015 B, 5% 5/1/24	29,560	34,920
Series 2016 A, 5% 8/1/27	5,560	6,655
Miami-Dade County Transit Sales Surtax Rev. Series 2012, 5% 7/1/19	1,250	1,334
Orange County Health Facilities Auth. Series 2009, 5.25% 10/1/19	1,245	1,340
Orange County School Board Ctfs. of Prtn. Series 2015 C, 5% 8/1/18	1,500	1,550
Orlando & Orange County Expressway Auth. Rev. Series 2012, 5% 7/1/19	1,000	1,067
Orlando Utils. Commission Util. Sys. Rev.:
Series 2009 C, 5% 10/1/17	1,500	1,500
Series 2010 C, 5% 10/1/17	1,895	1,895
Series 2011 B:
5% 10/1/18	2,250	2,340
5% 10/1/19	2,325	2,505
Palm Beach County Health Facilities Auth. Hosp. Rev. Series 2014:
4% 12/1/19	1,000	1,048
5% 12/1/20	1,425	1,564
5% 12/1/21	1,500	1,683
5% 12/1/23	195	224
5% 12/1/24	390	454
Palm Beach County School Board Ctfs. of Prtn.:
Series 2014 B:
4% 8/1/19	4,000	4,206
4% 8/1/21	4,040	4,446
5% 8/1/19	3,000	3,209
5% 8/1/21	5,300	6,030
Series 2015 B:
5% 8/1/19	2,735	2,925
5% 8/1/20	1,750	1,935
Pasco County School District Sales Tax Rev. Series 2013:
5% 10/1/18	1,250	1,298
5% 10/1/19	1,100	1,181
5% 10/1/20	1,000	1,107
5% 10/1/21	1,000	1,135
5% 10/1/22	1,000	1,149
Pasco County Solid Waste Disp. & Resource Recovery Sys. Rev.:
Series 2011:
5% 10/1/17 (c)	4,465	4,465
5% 10/1/19 (c)	2,025	2,169
5% 10/1/18 (c)	2,745	2,851
Seminole County School Board Ctfs. of Prtn. Series 2016 C:
5% 7/1/25	1,000	1,202
5% 7/1/26	1,140	1,378
Tallahassee Health Facilities Rev. (Tallahassee Memorial Healthcare, Inc. Proj.) Series 2016 A, 5% 12/1/21	1,000	1,123
Tampa Bay Wtr. Reg'l. Wtr. Supply Auth. Util. Sys. Rev.:
Series 2011 B:
5% 10/1/18 (Escrowed to Maturity)	2,440	2,535
5% 10/1/18 (Escrowed to Maturity)	2,260	2,349
Series 2011, 5% 10/1/19	5,590	6,022
Tampa Bay Wtr. Util. Sys. Rev. Series 2005, 5.5% 10/1/22 (FGIC Insured)	1,370	1,635
Tampa Health Sys. Rev. (Baycare Health Sys. Proj.) Series 2010, 5% 11/15/17	1,605	1,613
Tampa Solid Waste Sys. Rev. Series 2010, 5% 10/1/17 (FSA Insured) (c)	5,000	5,000
Tampa Tax Allocation (H. Lee Moffitt Cancer Ctr. Proj.) Series 2012 A, 5% 9/1/20	1,800	1,985
Titusville Wtr. & Swr. Rev. Series 2010, 5% 10/1/17 (Assured Guaranty Corp. Insured)	1,135	1,135
Volusia County School Board Ctfs. of Prtn. (Master Lease Prog.) Series 2014 B:
5% 8/1/18	500	517
5% 8/1/19	310	332

TOTAL FLORIDA		332,065

Georgia - 2.1%
Atlanta Arpt. Rev.:
5% 1/1/22	1,000	1,150
5% 1/1/23	1,000	1,175
5% 1/1/24	1,150	1,378
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds:
(Oglethorpe Pwr. Corp. Vogtle Proj.) Series 2013 A, 2.4%, tender 4/1/20 (a)	10,000	10,019
2.2%, tender 4/2/19 (a)	9,700	9,770
Fulton County Wtr. & Swr. Rev. Series 2011, 5% 1/1/19	4,000	4,195
Georgia Muni. Elec. Auth. Pwr. Rev.:
(Combined Cycle Proj.) Series A, 5% 11/1/18	2,000	2,076
(Prerefunded Proj.) Series 2008 D:
5.75% 1/1/19 (Pre-Refunded to 7/1/18 @ 100)	11,020	11,405
5.75% 1/1/20 (Pre-Refunded to 7/1/18 @ 100)	2,630	2,722
(Unrefunded Balance Proj.) Series 2008:
5.75% 1/1/19	3,870	4,005
5.75% 1/1/20	925	956
Series GG:
5% 1/1/20	675	729
5% 1/1/21	1,670	1,852
Georgia Muni. Gas Auth. Rev. (Gas Portfolio III Proj.):
Series 2014 U:
5% 10/1/19	1,500	1,612
5% 10/1/22	1,000	1,155
5% 10/1/23	2,420	2,840
Series R, 5% 10/1/21	5,000	5,664
Monroe County Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Scherer Proj.) Series 2009, 2.35%, tender 12/11/20 (a)	4,715	4,751
Private Colleges & Univs. Auth. Rev. (The Savannah College of Arts and Design Projs.) Series 2014, 5% 4/1/21	3,335	3,691
Richmond County Hosp. Auth. (Univ. Health Svcs., Inc. Proj.) Series 2009, 5% 1/1/18 (Escrowed to Maturity)	1,530	1,545

TOTAL GEORGIA		72,690

Hawaii - 0.6%
Hawaii Arpts. Sys. Rev. Series 2011, 5% 7/1/19 (c)	4,000	4,250
Honolulu City & County Gen. Oblig. Series 2017 D:
5% 9/1/24	1,225	1,484
5% 9/1/25	3,000	3,670
State of Hawaii Dept. of Trans. Series 2013:
5% 8/1/19 (c)	1,400	1,496
5% 8/1/20 (c)	3,050	3,352
5% 8/1/21 (c)	550	620
5% 8/1/22 (c)	2,075	2,383
5% 8/1/23 (c)	1,470	1,715

TOTAL HAWAII		18,970

Illinois - 10.4%
Chicago Board of Ed.:
Series 1998 B1, 0% 12/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	10,000	8,817
Series 2008 C:
5.25% 12/1/23	7,665	7,702
5.25% 12/1/24	955	958
Series 2009 D:
5% 12/1/17 (Escrowed to Maturity)	4,115	4,142
5% 12/1/18 (Escrowed to Maturity)	2,335	2,443
Series 2010 F, 5% 12/1/20	760	778
Chicago Gen. Oblig. (City Colleges Proj.) Series 1999:
0% 1/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	2,984
0% 1/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	9,805	9,537
0% 1/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	14,755	13,986
Chicago Metropolitan Wtr. Reclamation District of Greater Chicago:
Series 2014 C, 5% 12/1/17	3,975	4,000
Series 2014 D, 5% 12/1/17	3,425	3,447
Chicago Midway Arpt. Rev.:
Series 2014 B:
5% 1/1/20	625	675
5% 1/1/21	400	445
5% 1/1/23	2,500	2,886
5% 1/1/22	5,000	5,682
5% 1/1/23	5,900	6,812
Chicago Motor Fuel Tax Rev. Series 2013:
5% 1/1/19	250	256
5% 1/1/20	300	315
5% 1/1/21	400	427
5% 1/1/22	300	324
5% 1/1/23	535	584
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2011 B, 5% 1/1/18	6,500	6,564
Series 2012 A, 5% 1/1/21	1,400	1,563
Series 2012 B, 5% 1/1/21 (c)	4,605	5,113
Series 2013 B, 5% 1/1/22	4,000	4,575
Series 2013 D, 5% 1/1/22	3,220	3,683
Series 2017 D, 5% 1/1/27 (c)	1,505	1,804
Chicago Transit Auth. Cap. Grant Receipts Rev. Series 2017:
4% 6/1/19	2,815	2,934
5% 6/1/20	2,485	2,712
5% 6/1/21	2,355	2,626
5% 6/1/25	1,250	1,459
Chicago Wastewtr. Transmission Rev. Series 2012:
5% 1/1/19	1,310	1,368
5% 1/1/23	1,200	1,340
Cook County Gen. Oblig.:
Series 2009 C, 5% 11/15/21	8,575	9,102
Series 2010 A, 5.25% 11/15/22	4,960	5,415
Series 2011 A, 5.25% 11/15/22	1,000	1,124
Series 2012 C:
5% 11/15/19	3,200	3,412
5% 11/15/20	7,210	7,888
5% 11/15/21	4,985	5,569
5% 11/15/22	1,290	1,465
Series 2014 A:
5% 11/15/20	1,000	1,094
5% 11/15/21	500	559
5% 11/15/22	1,000	1,135
Illinois Edl. Facilities Auth. Rev. Bonds (Univ. of Chicago Proj.) Series B2, 1.55%, tender 2/13/20 (a)	10,000	10,012
Illinois Fin. Auth. Rev.:
( Bradley Univ. Proj.) Series 2017 C, 5% 8/1/26	1,685	1,975
(Provena Health Proj.) Series 2010 A, 5.75% 5/1/19 (Escrowed to Maturity)	2,650	2,844
Bonds Series E, 2.25%, tender 4/29/22 (a)	22,930	23,472
Series 2008 D, 6.25% 11/1/28 (Pre-Refunded to 11/1/18 @ 100)	2,065	2,180
Series 2012 A, 5% 5/15/23	1,300	1,464
Series 2012:
5% 9/1/18	1,160	1,190
5% 9/1/19	1,115	1,173
5% 9/1/20	1,470	1,580
5% 9/1/21	2,045	2,237
5% 9/1/22	3,530	3,911
Series 2015 A:
5% 11/15/22	500	578
5% 11/15/24	1,525	1,796
5% 11/15/25	1,950	2,319
5% 11/15/26	2,000	2,335
Series 2015 B:
5% 11/15/20	1,650	1,827
5% 11/15/24	1,955	2,329
Series 2016 A:
5% 8/15/20	500	537
5% 2/15/21	750	828
5% 8/15/21	700	767
5% 2/15/23	1,000	1,143
5% 8/15/23	1,500	1,685
5% 8/15/24	2,185	2,477
Series 2016 C:
5% 2/15/20	5,080	5,437
5% 2/15/22	2,150	2,388
5% 2/15/23	4,500	5,078
5% 2/15/24	5,335	6,098
Series 2016:
5% 7/1/22	2,960	3,428
5% 5/15/25	500	591
5% 5/15/26	1,000	1,190
5% 5/15/27	1,250	1,457
Series 2017:
5% 1/1/23	1,500	1,752
5% 1/1/25	2,310	2,782
5% 1/1/27	2,000	2,459
Illinois Gen. Oblig.:
Series 2010, 5% 1/1/21 (FSA Insured)	1,600	1,698
Series 2012 A, 4% 1/1/23	1,275	1,324
Series 2012:
5% 3/1/19	5,500	5,723
5% 8/1/19	2,660	2,798
5% 8/1/20	6,900	7,370
5% 8/1/21	2,415	2,617
5% 8/1/22	5,800	6,328
Series 2013:
5% 7/1/21	6,500	7,031
5% 7/1/22	10,780	11,746
Series 2014:
5% 4/1/18	10,000	10,157
5% 2/1/22	3,000	3,256
5% 4/1/23	2,215	2,431
5% 2/1/25	2,325	2,530
Series 2016:
5% 11/1/20	2,360	2,533
5% 1/1/26	2,200	2,421
5% 2/1/26	10,760	11,843
Illinois Muni. Elec. Agcy. Pwr. Supply Series 2015 A, 5% 2/1/23	1,205	1,397
Illinois Reg'l. Trans. Auth. Series 2017 A:
5% 7/1/20	1,350	1,484
5% 7/1/21	1,350	1,522
McHenry County Cmnty. School District #200 Series 2006 B:
0% 1/15/24	4,820	4,111
0% 1/15/25	5,025	4,130
0% 1/15/26	3,775	2,989
McHenry County Conservation District Gen. Oblig. Series 2014:
5% 2/1/19	2,285	2,400
5% 2/1/20	2,275	2,470
5% 2/1/23	2,225	2,591

TOTAL ILLINOIS		357,923

Indiana - 2.3%
Indiana Fin. Auth. Hosp. Rev. Series 2013:
5% 8/15/22	700	809
5% 8/15/23	1,000	1,176
Indiana Fin. Auth. Rev. Series 2012:
5% 3/1/20	650	704
5% 3/1/21	1,225	1,364
Indiana Fin. Auth. Wastewtr. Util. Rev. (CWA Auth. Proj.):
Series 2012 A:
5% 10/1/20	825	916
5% 10/1/22	1,600	1,853
Series 2014 A:
5% 10/1/20	375	416
5% 10/1/21	380	432
5% 10/1/22	675	782
Series 2015 A:
5% 10/1/24	1,495	1,789
5% 10/1/25	1,625	1,957
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series 2011 A:
5% 1/1/19	1,470	1,541
5% 1/1/20	1,250	1,353
Indianapolis Local Pub. Impt. Series 2016:
5% 1/1/21 (c)	2,750	3,045
5% 1/1/23 (c)	1,985	2,283
5% 1/1/24 (c)	2,775	3,235
5% 1/1/25 (c)	2,910	3,421
Indianapolis Thermal Energy Sys. Series 2010 B, 5% 10/1/17	5,000	5,000
Lake Central Multi-District School Bldg. Corp. Series 2012 B:
4% 1/15/19	1,000	1,035
4% 1/15/20	1,345	1,426
4% 1/15/21	1,250	1,354
5% 7/15/19	1,680	1,790
5% 7/15/20	1,170	1,286
5% 7/15/21	1,000	1,129
Purdue Univ. Rev. Series Z-1, 5% 7/1/18	1,500	1,545
Rockport Poll. Cont. Rev. Bonds (Indiana Michigan Pwr. Co. Proj. Series 2009 B, 1.75%, tender 6/1/18 (a)	8,500	8,517
Whiting Envir. Facilities Rev.:
(BP Products North America, Inc. Proj.) Series 2009, 5.25% 1/1/21	4,255	4,771
Bonds (BP Products North America, Inc. Proj.) Series 2015, 5%, tender 11/1/22 (a)(c)	21,985	25,234

TOTAL INDIANA		80,163

Kansas - 0.3%
Johnson City Usd # 232 Series 2015 A, 5% 9/1/22	1,560	1,815
Johnson County Unified School District # 233 Series 2016 B, 5% 9/1/23	1,460	1,738
Wichita Hosp. Facilities Rev. Series 2011 IV A:
5% 11/15/18 (Escrowed to Maturity)	2,250	2,349
5% 11/15/20 (Escrowed to Maturity)	2,745	3,064
Wyandotte County/Kansas City Unified Govt. Util. Sys. Rev. Series 2016 A:
5% 9/1/22	500	579
5% 9/1/23	725	854
5% 9/1/25	800	966

TOTAL KANSAS		11,365

Kentucky - 0.9%
Ashland Med. Ctr. Rev. (Ashland Hosp. Corp. D/B/A Kings Daughters Med. Ctr. Proj.) Series 2016 A:
5% 2/1/22	1,120	1,254
5% 2/1/24	1,360	1,569
5% 2/1/25	1,000	1,163
5% 2/1/27	1,230	1,404
Kentucky Econ. Dev. Fin. Auth. Bonds Series 2009 B, 2.7%, tender 11/10/21 (a)	9,000	9,236
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev. Series 2015 A:
5% 6/1/20	1,410	1,515
5% 6/1/22	1,560	1,734
5% 6/1/24	1,690	1,921
Kentucky State Property & Buildings Commission Rev.:
( Kentucky St Proj.) Series D, 5% 5/1/21	1,000	1,117
(#82 Proj.) 5.25% 10/1/17 (FSA Insured)	2,450	2,450
Series 2016, 3% 11/1/17	1,630	1,633
Louisville/Jefferson County Metropolitan Govt. Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series 2003 A, 1.5%, tender 4/1/19 (a)	7,510	7,535

TOTAL KENTUCKY		32,531

Louisiana - 2.2%
Louisiana Citizens Property Ins. Corp. Assessment Rev. Series 2015:
5% 6/1/19	9,350	9,923
5% 6/1/21 (FSA Insured)	5,000	5,640
Louisiana Gen. Oblig.:
Series 2012 A, 5% 8/1/22	1,515	1,756
Series 2014 D1, 5% 12/1/22	1,305	1,523
Series 2015, 5% 5/1/18	1,075	1,100
Series 2016 B:
5% 8/1/22	14,095	16,341
5% 8/1/23	6,250	7,390
Series 2016 D:
5% 9/1/22	6,360	7,387
5% 9/1/24	7,030	8,440
Louisiana Stadium and Exposition District Series 2013 A:
5% 7/1/21	1,500	1,684
5% 7/1/22	1,000	1,146
New Orleans Aviation Board Rev.:
(North Term. Proj.) Series 2017 B:
5% 1/1/23 (c)	305	352
5% 1/1/24 (c)	200	234
5% 1/1/25 (c)	200	237
5% 1/1/26 (c)	500	597
Series 2017 D2:
5% 1/1/23 (b)(c)	400	457
5% 1/1/24 (b)(c)	750	867
5% 1/1/25 (b)(c)	500	583
New Orleans Gen. Oblig. Series 2012, 5% 12/1/20	2,800	3,083
Tobacco Settlement Fing. Corp. Series 2013 A:
5% 5/15/18	1,300	1,331
5% 5/15/23	4,500	5,106

TOTAL LOUISIANA		75,177

Maine - 0.2%
Maine Tpk. Auth. Tpk. Rev. Series 2015:
5% 7/1/21	2,400	2,726
5% 7/1/22	1,850	2,151
5% 7/1/24	2,350	2,831

TOTAL MAINE		7,708

Maryland - 3.4%
Baltimore Proj. Rev.:
Series 2017 C:
5% 7/1/26	3,240	3,978
5% 7/1/27	3,395	4,167
Series 2017 D:
5% 7/1/23	3,135	3,718
5% 7/1/24	3,290	3,967
5% 7/1/25	3,455	4,209
Maryland Gen. Oblig.:
Series 2008 2, 5% 7/15/22 (Pre-Refunded to 7/15/18 @ 100)	5,500	5,675
Series 2017 B, 5% 8/1/25	33,300	40,992
Maryland Health & Higher Edl. Facilities Auth. Rev.:
Bonds:
Series 2012 D, 1 month U.S. LIBOR + 0.830% 1.659%, tender 10/2/17 (a)(e)	13,885	13,888
Series 2013 A:
1 month U.S. LIBOR + 0.580% 1.409%, tender 10/2/17 (a)(e)	4,285	4,286
1 month U.S. LIBOR + 0.600% 1.429%, tender 10/2/17 (a)(e)	7,100	7,103
Series 2015:
5% 7/1/19	400	422
5% 7/1/22	900	1,013
5% 7/1/23	1,000	1,141
5% 7/1/24	2,000	2,308
5% 7/1/25	1,770	2,057
Montgomery County Gen. Oblig. Series 2011 A, 5% 7/1/20	16,000	17,089
Rockville Mayor & Council Econ. Dev. (Rfdg.-Ingleside King Farm Proj.) Series 2017:
2.5% 11/1/24 (b)	870	871
3% 11/1/25 (b)	640	641

TOTAL MARYLAND		117,525

Massachusetts - 1.8%
Massachusetts Bay Trans. Auth. Sales Tax Rev. Series 2006 B, 5.25% 7/1/18	2,300	2,373
Massachusetts Dev. Fin. Agcy. Rev.:
Series 2016 A, 5% 7/15/22	1,270	1,483
Series 2016 I:
5% 7/1/21	500	560
5% 7/1/22	600	685
5% 7/1/23	675	785
5% 7/1/24	550	648
5% 7/1/25	500	593
5% 7/1/26	1,000	1,192
Massachusetts Edl. Fing. Auth. Rev. Series 2013, 5% 7/1/19 (c)	4,725	5,006
Massachusetts Gen. Oblig.:
Bonds Series 2014 D1, 1.05%, tender 7/1/20 (a)	32,000	31,852
Series 2016 B, 5% 7/1/22	1,725	2,006
Series C, 5.5% 12/1/22	4,255	5,099
Massachusetts Port Auth. Rev. Series 2017 A:
5% 7/1/24 (c)	3,070	3,644
5% 7/1/25 (c)	1,140	1,364
Medford Gen. Oblig. Series 2011 B, 4% 3/1/19	3,570	3,717

TOTAL MASSACHUSETTS		61,007

Michigan - 3.5%
Clarkston Cmnty. Schools 5% 5/1/22	1,670	1,922
Detroit Swr. Disp. Rev. Series 2006 D, 3 month U.S. LIBOR + 0.600% 1.47% 7/1/32 (a)(e)	4,070	3,700
Grand Blanc Cmnty. Schools Series 2013:
5% 5/1/19	1,225	1,297
5% 5/1/20	2,635	2,883
5% 5/1/21	2,150	2,422
5% 5/1/22	1,850	2,124
Grand Rapids Pub. Schools:
Series 2016, 4% 5/1/18 (FSA Insured)	1,950	1,982
5% 5/1/23 (FSA Insured)	1,305	1,520
Kalamazoo Hosp. Fin. Auth. Hosp. Facilities Rev. Series 2016:
5% 5/15/22	1,000	1,142
5% 5/15/24	550	647
5% 5/15/25	650	770
5% 5/15/26	625	745
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Spectrum Health Sys. Proj.) Series 2011 A:
5% 11/15/18	1,250	1,304
5% 11/15/19	1,000	1,075
Michigan Bldg. Auth. Rev. (Facilities Prog.) Series 2016 I:
5% 4/15/22	1,000	1,152
5% 4/15/23	1,350	1,584
5% 4/15/24	1,480	1,766
Michigan Fin. Auth. Rev.:
Bonds 1.1%, tender 8/15/19 (a)	4,250	4,246
Series 2012 A, 5% 6/1/18 (Escrowed to Maturity)	2,430	2,494
Series 2015 A:
5% 8/1/22	2,400	2,763
5% 8/1/23	3,800	4,449
Michigan Gen. Oblig. Series 2016:
5% 3/15/20	3,330	3,633
5% 3/15/21	1,000	1,123
5% 3/15/22	2,330	2,675
5% 3/15/23	4,000	4,689
Michigan Hosp. Fin. Auth. Rev.:
(McLaren Health Care Corp. Proj.) Series 2008 A, 5.75% 5/15/38 (Pre-Refunded to 5/15/18 @ 100)	1,190	1,225
Bonds:
(Ascension Health Cr. Group Proj.) Series F5, 2.4%, tender 3/15/23 (a)	3,615	3,712
Series 1999:
0.95%, tender 2/1/18 (a)	130	130
0.95%, tender 2/1/18 (a)	3,865	3,863
Series 2005 A4, 1.625%, tender 11/1/19 (a)	8,025	8,073
Series 2010 F3, 1.4%, tender 6/29/18 (a)	1,900	1,903
Series 2010 F4, 1.95%, tender 4/1/20 (a)	6,545	6,643
Michigan Strategic Fund Ltd. Oblig. Rev. Bonds Series CC, 1.45%, tender 9/1/21 (a)	7,195	7,108
Portage Pub. Schools Series 2016:
5% 5/1/23	2,035	2,394
5% 11/1/23	1,365	1,621
5% 5/1/24	1,920	2,299
5% 11/1/24	2,000	2,415
5% 5/1/25	1,125	1,352
5% 11/1/25	1,220	1,476
5% 5/1/26	1,700	2,066
5% 11/1/26	1,180	1,431
5% 11/1/28	1,005	1,203
Royal Oak Hosp. Fin. Auth. Hosp. Rev. Series 2014 D:
5% 9/1/21	1,500	1,696
5% 9/1/23	500	586
Spring Lake Pub. Schools:
Series 2014, 5% 5/1/19	2,300	2,435
5% 11/1/19	2,775	2,990
5% 5/1/20	3,630	3,972
5% 11/1/20	1,745	1,940
5% 5/1/21	4,110	4,629

TOTAL MICHIGAN		121,269

Minnesota - 0.6%
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev.:
Series 2014 A:
5% 1/1/22	1,000	1,148
5% 1/1/23	1,000	1,172
Series 2014 B:
5% 1/1/21 (c)	2,290	2,548
5% 1/1/22 (c)	2,000	2,286
5% 1/1/23 (c)	1,000	1,160
Moorhead Edl. Facilities Rev. (The Concordia College Corp. Proj.) Series 2016, 5% 12/1/25	3,015	3,536
Northern Muni. Pwr. Agcy. Elec. Sys. Rev. Series 2017:
5% 1/1/22 (b)	1,185	1,351
5% 1/1/23 (b)	1,140	1,322
5% 1/1/24 (b)	1,595	1,877
Western Minnesota Muni. Pwr. Agcy. Pwr. Supply Rev. Series 2014 A:
5% 1/1/22	1,000	1,147
5% 1/1/23	1,500	1,758
5% 1/1/24	1,000	1,192

TOTAL MINNESOTA		20,497

Mississippi - 0.0%
Mississippi Hosp. Equip. & Facilities Auth. Bonds (Baptist Memorial Health Care Proj.) Series 2004 B2, 1.55%, tender 1/9/18 (a)(d)	1,000	1,000
Missouri - 0.2%
Cape Girardeau County Indl. Dev. Auth.:
( Southeast Hosp. Proj.) Series 2017 A:
5% 3/1/19	300	314
5% 3/1/20	325	349
5% 3/1/21	400	437
5% 3/1/24	700	794
5% 3/1/25	725	828
5% 3/1/26	1,000	1,148
(Southeast Hosp. Proj.) Series 2017 A:
5% 3/1/22	600	664
5% 3/1/23	1,000	1,122
Saint Louis Arpt. Rev. Series 2013, 5% 7/1/18	765	787

TOTAL MISSOURI		6,443

Nebraska - 0.0%
Nebraska Pub. Pwr. District Rev. Series 2012 C, 5% 1/1/22 (Pre-Refunded to 1/1/18 @ 100)	1,100	1,111
Nevada - 1.5%
Clark County Arpt. Rev.:
(Sub Lien Proj.) Series 2017 A-1, 5% 7/1/22 (c)	4,000	4,605
Series 2017 C, 5% 7/1/21 (c)	2,510	2,829
Clark County School District:
Series 2016 A:
5% 6/15/21	1,505	1,697
5% 6/15/23	1,315	1,544
Series 2016 E, 5% 6/15/25	1,460	1,762
Humboldt County Nev Poll. Cont. Rev. Bonds (Seirra Pacific Pwr. Co. Projs.) Series 2016 A, 1.25%, tender 6/3/19 (a)	2,000	1,991
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig. Series 2016 B, 3% 6/1/18	1,020	1,034
Nevada Gen. Oblig.:
Series 2010 C, 5% 6/1/19	12,140	12,927
Series 2012 B, 5% 8/1/20	2,230	2,468
Series 2013 D1:
5% 3/1/23	4,500	5,298
5% 3/1/24	2,700	3,180
Washoe County Gas & Wtr. Facilities Bonds (Seirra Pacific Pwr. Co. Projs.) Series 2016 B, 3%, tender 6/1/22 (a)	5,300	5,525
Washoe County Gas Facilities Rev. Bonds (Seirra Pacific Pwr. Co. Projs.) Series 2016 A, 1.5%, tender 6/3/19 (a)(c)	6,125	6,077

TOTAL NEVADA		50,937

New Hampshire - 0.4%
New Hampshire Health & Ed. Facilities Auth.:
Series 2017 A, 5.25% 7/1/27 (d)	200	204
Series 2017 B, 4.125% 7/1/24 (d)	1,010	1,014
Series 2017 C, 3.5% 7/1/22 (d)	335	336
New Hampshire Health & Ed. Facilities Auth. Rev.:
Series 2012:
4% 7/1/20	2,705	2,871
4% 7/1/21	1,520	1,640
Series 2016:
5% 10/1/21	1,250	1,393
5% 10/1/23	1,675	1,918
New Hampshire Tpk. Sys. Rev. Series 2012 B, 5% 2/1/18	2,500	2,533

TOTAL NEW HAMPSHIRE		11,909

New Jersey - 5.9%
Camden County Impt. Auth. Health Care Redev. Rev. Series 2014 A:
5% 2/15/20	3,100	3,338
5% 2/15/21	2,500	2,762
5% 2/15/22	2,500	2,813
5% 2/15/23	2,830	3,238
New Jersey Econ. Dev. Auth. Rev.:
Series 2005 K, 5.5% 12/15/19	8,030	8,635
Series 2011 EE:
5% 9/1/20	1,350	1,462
5% 9/1/20 (Escrowed to Maturity)	3,650	4,048
Series 2012 II:
5% 3/1/21	6,800	7,413
5% 3/1/22	6,290	6,943
Series 2013 NN, 5% 3/1/19 (Escrowed to Maturity)	8,165	8,614
Series 2013, 5% 3/1/23	6,000	6,684
Series 2014 PP, 5% 6/15/19	17,000	17,915
New Jersey Edl. Facility:
Series 2014:
5% 6/15/20	11,000	11,854
5% 6/15/21	11,000	12,060
Series 2016 A:
4% 7/1/18	3,585	3,647
5% 7/1/21	2,200	2,436
5% 7/1/22	6,300	7,081
5% 7/1/23	3,390	3,866
5% 7/1/24	7,915	9,109
New Jersey Health Care Facilities Fing. Auth. Rev. Series 2016 A:
5% 7/1/19	1,500	1,584
5% 7/1/21	175	194
5% 7/1/22	175	197
5% 7/1/23	610	697
5% 7/1/24	1,005	1,162
5% 7/1/24	485	561
5% 7/1/24	1,225	1,435
5% 7/1/25	525	611
5% 7/1/26	175	205
5% 7/1/27	260	301
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev.:
Series 2013:
5% 12/1/18 (c)	6,000	6,226
5% 12/1/19 (c)	3,850	4,101
Series 2017 1A:
5% 12/1/22 (c)	765	857
5% 12/1/23 (c)	1,975	2,240
Series 2017 1B, 5% 12/1/21 (c)	815	903
New Jersey Tpk. Auth. Tpk. Rev.:
Bonds Series 2017 C, 1 month U.S. LIBOR + 0.460% 0%, tender 1/1/21 (a)(b)(e)	10,720	10,717
Series 2013 A:
5% 1/1/24	365	422
5% 1/1/24 (Pre-Refunded to 7/1/22 @ 100)	3,980	4,635
Series 2017 C1, 1 month U.S. LIBOR + 0.340% 1.2% 1/1/21 (a)(b)(e)	1,195	1,194
New Jersey Trans. Trust Fund Auth.:
Series 2003 B, 5.25% 12/15/19	3,870	4,146
Series 2012 AA, 5% 6/15/19	1,500	1,581
Series 2013 A:
5% 6/15/18	755	773
5% 12/15/19	6,455	6,881
5% 6/15/20	18,000	19,377
Series 2016 A, 5% 6/15/27	4,050	4,603
New Jersey Transit Corp. Ctfs. of Prtn. Series 2014 A, 5% 9/15/21	4,900	5,418

TOTAL NEW JERSEY		204,939

New Mexico - 0.5%
Farmington Poll. Cont. Rev. Bonds (Southern California Edison Co. Four Corners Proj.):
Series 2005 B, 1.875%, tender 4/1/20 (a)	11,025	11,158
Series 2011, 1.875%, tender 4/1/20 (a)	6,290	6,366

TOTAL NEW MEXICO		17,524

New York - 4.0%
Dorm. Auth. New York Univ. Rev. Series 2016 A:
5% 7/1/22	500	576
5% 7/1/24	1,850	2,207
Dutchess County Local Dev. Corp. Rev. (Health Quest Systems, Inc. Proj.) Series 2010 A:
5% 7/1/18 (Assured Guaranty Corp. Insured) (FSA Insured)	1,100	1,130
5% 7/1/19 (Assured Guaranty Corp. Insured) (FSA Insured)	640	680
Long Island Pwr. Auth. Elec. Sys. Rev. Series 2016 B:
5% 9/1/25	2,800	3,382
5% 9/1/26	1,245	1,517
New York City Gen. Oblig. Series 2015 C, 5% 8/1/25	1,700	2,055
New York City Transitional Fin. Auth. Rev.:
Series 2010 B, 5% 11/1/17	11,740	11,778
Series 2010 D:
5% 11/1/17	8,015	8,041
5% 11/1/17 (Escrowed to Maturity)	2,100	2,107
Series 2012 A:
5% 11/1/17	6,180	6,200
5% 11/1/17 (Escrowed to Maturity)	820	823
5% 11/1/20	4,500	5,024
Series B:
5% 11/1/20	4,255	4,600
5% 11/1/20 (Pre-Refunded to 11/1/19 @ 100)	1,695	1,831
New York Dorm. Auth. Mental Health Svcs. Facilities Impt. Rev. Series 2012 A, 4% 5/15/20	8,000	8,595
New York Metropolitan Trans. Auth. Rev.:
Series 2003 B, 5.25% 11/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,200	5,651
Series 2008 B2:
5% 11/15/19	6,185	6,690
5% 11/15/20	5,500	6,137
5% 11/15/21	4,000	4,583
Series 2012 B, 5% 11/15/22	2,000	2,344
Series 2012 D, 5% 11/15/18	2,515	2,626
Series 2012 E:
4% 11/15/19	4,000	4,243
5% 11/15/21	2,435	2,790
Series 2012 F, 5% 11/15/19	5,000	5,408
Series 2014 C, 5% 11/15/21	2,800	3,208
Series 2016 B, 5% 11/15/21	2,200	2,520
New York Thruway Auth. Gen. Rev. Series 2013 A, 5% 5/1/19	20,400	21,641
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund Series 2011 A1, 5% 4/1/18	3,500	3,571
New York Urban Dev. Corp. Rev. Series 2017 A, 5% 3/15/22	1,295	1,496
Yonkers Gen. Oblig. Series 2017 C, 5% 10/1/22 (Build America Mutual Assurance Insured)	2,545	2,939

TOTAL NEW YORK		136,393

North Carolina - 1.2%
Dare County Ctfs. of Prtn. Series 2012 B:
4% 6/1/18	1,280	1,306
4% 6/1/20	1,000	1,070
5% 6/1/19	1,305	1,390
Mecklenburg County Pub. Facilities Corp.:
Series 2009, 5% 3/1/18	1,500	1,525
Series 2017, 5% 2/1/23	7,765	9,134
North Carolina Grant Anticipation Rev. Series 2017:
5% 3/1/21	5,000	5,615
5% 3/1/22	3,660	4,210
5% 3/1/23	3,660	4,300
North Carolina Med. Care Commission Hosp. Rev. (North Carolina Baptist Hosp. Proj.) Series 2010, 5% 6/1/18	3,820	3,918
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev. Series 2015 E:
5% 1/1/22	5,000	5,724
5% 1/1/23	1,500	1,754

TOTAL NORTH CAROLINA		39,946

Ohio - 2.9%
Akron Bath Copley Hosp. District Rev. Series 2016, 5% 11/15/24	2,000	2,309
American Muni. Pwr., Inc. Rev. Bonds Series B, 5%, tender 8/15/20 (a)	35,000	38,023
Cincinnati City School District 5.25% 12/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,555	3,729
Cleveland Arpt. Sys. Rev.:
Series 2016 A, 5% 1/1/26 (FSA Insured)	500	586
5% 1/1/20 (FSA Insured)	425	460
5% 1/1/22 (FSA Insured)	1,325	1,515
5% 1/1/24 (FSA Insured)	1,200	1,420
5% 1/1/25 (FSA Insured)	1,250	1,492
Fairfield County Hosp. Facilities Rev. (Fairfield Med. Ctr. Proj.) Series 2013:
5% 6/15/22	2,145	2,400
5% 6/15/23	1,855	2,100
Franklin County Hosp. Facilities Rev. Series 2016 C, 5% 11/1/23	2,860	3,368
Hamilton County Convention Facilities Auth. Rev. Series 2014:
5% 12/1/19	1,910	2,037
5% 12/1/20	2,205	2,409
5% 12/1/21	2,045	2,282
Ohio Gen. Oblig. Series 2012 C, 5% 9/15/21	4,350	4,980
Ohio Hosp. Facilities Rev. Series 2017 A:
4% 1/1/20	2,420	2,572
5% 1/1/21	2,700	3,020
5% 1/1/22	1,700	1,950
5% 1/1/23	2,000	2,345
5% 1/1/24	1,730	2,068
5% 1/1/25	2,080	2,521
5% 1/1/26	5,000	6,113
Scioto County Hosp. Facilities Rev. Series 2016:
5% 2/15/21	650	719
5% 2/15/22	1,100	1,242
5% 2/15/23	2,120	2,436
5% 2/15/24	1,640	1,911
5% 2/15/25	1,710	2,014
5% 2/15/26	1,250	1,483

TOTAL OHIO		99,504

Oklahoma - 0.4%
Canadian Cny Edl. Facilities Auth. (Mustang Pub. Schools Proj.) Series 2017, 5% 9/1/27	1,740	2,086
Oklahoma City Pub. Property Auth. Hotel Tax Rev. Series 2015, 5% 10/1/17	450	450
Oklahoma Dev. Fin. Auth. Rev.:
(Saint John Health Sys. Proj.) Series 2012, 5% 2/15/23 (Pre-Refunded to 2/15/22 @ 100)	2,600	3,003
Series 2004 A, 2.375% 12/1/21	1,350	1,391
Series 2012, 5% 2/15/21 (Escrowed to Maturity)	1,600	1,801
Tulsa County Indl. Auth. Edl. Facilities Lease Rev. (Jenks Pub. Schools Proj.) Series 2009, 5.5% 9/1/18	5,215	5,423

TOTAL OKLAHOMA		14,154

Pennsylvania - 2.3%
Lehigh County Indl. Dev. Auth. Poll. Cont. Rev. Bonds:
(PPL Elec. Utils. Corp. Proj.) Series 2016 A, 1.8%, tender 9/1/22 (a)	2,500	2,483
Series B, 1.8%, tender 8/15/22 (a)	3,320	3,297
Montgomery County Higher Ed. & Health Auth. Rev. Series 2014 A:
4% 10/1/18	1,000	1,021
4% 10/1/19	660	687
5% 10/1/20	1,260	1,370
5% 10/1/23	195	223
Mount Lebanon School District Series 2015, 4% 2/15/18	865	874
Pennsylvania Econ. Dev. Auth. Governmental Lease (Forum Place Proj.) Series 2012:
5% 3/1/18	2,455	2,494
5% 3/1/19	2,310	2,434
5% 3/1/20	2,140	2,315
Pennsylvania Econ. Dev. Fin. Auth. Unemployment Compensation Rev. Series 2012 B, 5% 1/1/22	2,590	2,596
Pennsylvania Econ. Dev. Fing. Auth. Solid Waste Disp. Rev. Bonds:
(Waste Mgmt., Inc. Proj.) Series 2013, 1.18%, tender 11/1/17 (a)(c)	10,100	10,099
(Waste Mgmt., Inc. Proj.) Series 2017 A, 1.7%, tender 8/3/20 (a)(c)	3,290	3,291
Pennsylvania Gen. Oblig.:
Series 2011, 5% 7/1/21	1,900	2,138
Series 2012, 5% 6/1/18	3,410	3,500
Pennsylvania Higher Edl. Facilities Auth. Rev. Series 2014:
5% 12/1/19	340	367
5% 12/1/21	275	314
5% 12/1/22	855	996
Pennsylvania Pub. School Bldg. Auth. School Rev. (The School District of Harrisburg Proj.) Series 2016 A, 5% 12/1/21 (FSA Insured)	5,000	5,645
Pennsylvania Tpk. Commission Tpk. Rev.:
Series 2013 A, SIFMA Municipal Swap Index + 0.600% 1.54% 12/1/17 (a)(e)	6,400	6,405
Series 2014 B-1, 0.005% x SIFMA Municipal Swap Index 1.39% 12/1/17 (a)(e)	2,000	2,001
Philadelphia Gas Works Rev. Series 15, 5% 8/1/21	1,250	1,413
Philadelphia Gen. Oblig. Series 2011, 5.25% 8/1/18	5,515	5,703
Philadelphia Muni. Auth. Rev. Series 2013 A:
5% 11/15/17	6,635	6,665
5% 11/15/18	3,430	3,576
Reading School District Series 2017:
5% 3/1/25 (FSA Insured)	325	382
5% 3/1/26 (FSA Insured)	265	314
5% 3/1/27 (FSA Insured)	255	305
5% 3/1/28 (FSA Insured)	250	298
Southeastern Pennsylvania Trans. Auth. Rev. Series 2011:
5% 6/1/18	1,000	1,025
5% 6/1/19	200	212
State Pub. School Bldg. Auth. Lease Rev. (Philadelphia School District Proj.) Series 2012:
5% 4/1/19	1,305	1,367
5% 4/1/20	1,250	1,346
5% 4/1/21	1,000	1,102
Unionville-Chadds Ford School District Gen. Oblig. Series 2009, 5% 6/1/20	1,190	1,266

TOTAL PENNSYLVANIA		79,524

Rhode Island - 0.8%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev.:
Series 2013 A:
5% 5/15/18	1,000	1,021
5% 5/15/19	1,500	1,579
Series 2016:
5% 5/15/20	660	712
5% 5/15/22	2,000	2,244
5% 5/15/23	1,205	1,372
5% 5/15/24	2,350	2,711
5% 5/15/25	5,505	6,404
Rhode Island Health & Edl. Bldg. Corp. Pub. Schools Rev. Series 2015, 5% 5/15/25 (FSA Insured)	6,040	7,159
Tobacco Setlement Fing. Corp. Series 2015 A:
5% 6/1/26	3,500	3,922
5% 6/1/27	1,000	1,113

TOTAL RHODE ISLAND		28,237

South Carolina - 1.8%
Horry County School District (South Carolina Gen. Oblig. Proj.) Series 2016, 5% 3/1/23	3,965	4,677
Lancaster County School District ( South Carolina Gen. Oblig. Proj.) Series 2017, 5% 3/1/22	2,065	2,382
Lexington County Health Svcs. District, Inc. Hosp. Rev. Series 2011, 5% 11/1/19	1,190	1,281
Richland County School District #2 Gen. Oblig. (South Carolina Gen. Oblig. Proj.) Series 2015 A, 5% 2/1/23	2,620	3,080
Scago Edl. Facilities Corp. for Colleton School District (School District of Colleton County Proj.) Series 2015:
5% 12/1/23	4,440	5,211
5% 12/1/26	1,100	1,286
South Carolina Pub. Svc. Auth. Rev.:
Series 2012 B:
5% 12/1/17	2,000	2,012
5% 12/1/20	1,000	1,105
Series 2012 C, 5% 12/1/17	10,535	10,601
Series 2014 C:
5% 12/1/22	1,100	1,255
5% 12/1/23	5,000	5,777
Series 2015 C, 5% 12/1/18	15,000	15,611
South Carolina Trans. Infrastructure Bank Rev. Series 2012 B, 5% 10/1/17	8,000	8,000

TOTAL SOUTH CAROLINA		62,278

South Dakota - 0.1%
South Dakota Health & Edl. Facilities Auth. Rev.:
Series 2011:
5% 9/1/18 (Escrowed to Maturity)	1,200	1,244
5% 9/1/19 (Escrowed to Maturity)	1,255	1,349
Series 2014 B:
4% 11/1/19	400	421
4% 11/1/20	625	673
4% 11/1/21	500	548
5% 11/1/22	375	433

TOTAL SOUTH DAKOTA		4,668

Tennessee - 0.1%
Knox County Health Edl. & Hsg. Facilities Board Rev. Series 2016:
5% 9/1/25	1,670	1,928
5% 9/1/26	1,835	2,129

TOTAL TENNESSEE		4,057

Texas - 8.2%
Aledo Independent School District Series 2015, 0% 2/15/24	1,220	1,082
Allen Independent School District Series 2013, 4% 2/15/18	1,290	1,305
Austin Elec. Util. Sys. Rev. 0% 5/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,500	4,471
Carroll Independent School District Series 2009 C, 5.25% 2/15/19	1,000	1,058
Central Reg'l. Mobility Auth. Series 2016:
5% 1/1/21	500	555
5% 1/1/22	1,500	1,707
5% 1/1/23	2,450	2,847
5% 1/1/24	3,370	3,978
5% 1/1/26	2,865	3,443
Cypress-Fairbanks Independent School District Bonds:
Series 2014 B2, 1.4%, tender 8/17/20 (a)	3,290	3,284
Series 2014 B3, 1.4%, tender 8/17/20 (a)	3,565	3,557
Dallas County Gen. Oblig. Series 2016:
5% 8/15/22	3,520	4,092
5% 8/15/23	3,000	3,543
Dallas Fort Worth Int'l. Arpt. Rev.:
Series 2013 F:
5% 11/1/19	2,000	2,157
5% 11/1/20	1,500	1,669
5% 11/1/21	3,000	3,428
5% 11/1/22	5,000	5,834
Series 2014 D, 5% 11/1/23 (c)	1,950	2,291
Dallas Independent School District Bonds:
Series 2016 B2, 4%, tender 2/15/18 (a)	3,970	4,014
Series 2016 B3, 5%, tender 2/15/19 (a)	6,000	6,326
Series 2016 B4, 5%, tender 2/15/20 (a)	7,000	7,561
Series 2016 B5, 5%, tender 2/15/21 (a)	8,000	8,924
Series 2016 B6, 5%, tender 2/15/22 (a)	10,000	11,424
Dallas Wtrwks. & Swr. Sys. Rev. Series 2011, 5% 10/1/18	1,600	1,664
Denton Independent School District Series 2016, 0% 8/15/25	1,645	1,396
El Paso Gen. Oblig. Series 2014, 5% 8/15/18	2,695	2,789
Fort Bend Independent School District Bonds:
Series C, 1.35%, tender 8/1/20 (a)(b)	1,815	1,813
Series D, 1.5%, tender 8/1/21 (a)(b)	3,270	3,283
Fort Worth Gen. Oblig. Series 2015 A, 5% 3/1/23	1,705	2,003
Fort Worth Independent School District Series 2015, 5% 2/15/22	1,615	1,862
Harris County Gen. Oblig. Series 2015 A, 4% 10/1/17	2,500	2,500
Houston Arpt. Sys. Rev. Series 2012 A, 5% 7/1/23 (c)	2,000	2,261
Humble Independent School District Series 2016 B, 5% 2/15/22	4,060	4,681
Lower Colorado River Auth. Rev. (LCRA Transmission Svcs. Corp. Proj.) Series 2010, 5% 5/15/18	3,140	3,218
Lubbock Health Facilities Dev. Corp. Rev. (St. Joseph Health Sys. Proj.) Series 2008 B, 5% 7/1/18	3,030	3,121
Mansfield Independent School District Series 2016, 5% 2/15/24	4,280	5,137
Newark Higher Ed. Fin. Corp. (Abilene Christian Univ. Proj.) Series 2016 A, 5% 4/1/26	2,480	2,933
North East Texas Independent School District Bonds Series 2013 B, 1.42%, tender 8/1/21 (a)	2,845	2,823
North Harris County Reg'l. Wtr. Auth. Series 2013, 4% 12/15/22	1,580	1,767
North Texas Tollway Auth. Rev.:
Bonds Series 2012 C, 1.95%, tender 1/1/19 (a)	8,500	8,554
Series 2016 A, 5% 1/1/26	13,000	15,345
5.75% 1/1/38 (Pre-Refunded to 1/1/18 @ 100)	7,830	7,922
Northside Independent School District Bonds:
Series 2011 A, 2%, tender 6/1/19 (a)	6,080	6,156
2%, tender 6/1/21 (a)	12,130	12,315
Plano Independent School District:
Series 2016 A, 5% 2/15/22	7,430	8,559
5% 2/15/18	2,500	2,537
Port Houston Auth. Harris County Series 2015 B, 5% 10/1/17 (c)	2,000	2,000
Sam Rayburn Muni. Pwr. Agcy. Series 2012, 5% 10/1/20	1,000	1,097
San Antonio Elec. & Gas Sys. Rev. Bonds Series 2015 B, 2%, tender 12/1/21 (a)	4,055	4,114
San Antonio Pub. Facilities Corp. and Rfdg. Lease (Convention Ctr. Proj.) Series 2012:
5% 9/15/20	1,000	1,101
5% 9/15/21	1,000	1,130
5% 9/15/22	3,440	3,957
San Antonio Wtr. Sys. Rev. Series 2012, 4% 5/15/19	1,500	1,573
Southwest Higher Ed. Auth. Rev. (Southern Methodist Univ. Proj.) Series 2016 A:
5% 10/1/20	3,480	3,857
5% 10/1/21	3,000	3,414
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev.:
(Scott & White Healthcare Proj.) Series 2013 A:
5% 8/15/21	750	849
5% 8/15/23	1,000	1,179
Series 2013:
4% 9/1/18	400	410
5% 9/1/19	655	701
5% 9/1/20	915	1,001
5.75% 11/15/24 (Pre-Refunded to 11/15/18 @ 100)	2,385	2,509
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev.:
Series 2016 A, 5% 2/15/26	1,500	1,828
Series 2017 A, 5% 2/15/24	2,000	2,381
5.75% 7/1/18	945	977
Texas Trans. Commission Central Texas Tpk. Sys. Rev. Bonds Series 2015 A, 5%, tender 4/1/20 (a)	12,885	13,975
Texas Trans. Commission State Hwy. Fund Rev. Series 2015, 3% 10/1/17	34,000	34,000
Trinity River Auth. Reg'l. Wastewtr. Sys. Rev. Series 2016, 5% 8/1/23	1,585	1,885
Univ. of Texas Board of Regents Sys. Rev.:
Series 2010 B, 5% 8/15/21	1,800	2,055
Series 2010, 5% 8/15/22	2,730	3,182
Series 2016 E, 5% 8/15/22	1,530	1,784

TOTAL TEXAS		284,148

Virginia - 1.3%
Chesapeake Trans. Sys. Toll Road Rev. Series 2012 A:
4% 7/15/20	605	645
5% 7/15/21	400	448
Commonwealth Trans. Board Grant Anticipation Rev. Series 2012 A, 5% 9/15/22	2,200	2,541
Fairfax County Gen. Oblig. 5% 10/1/21	3,000	3,441
Fredericksburg Econ. Dev. Auth. Rev. Series 2014, 5% 6/15/24	2,340	2,710
Stafford County Econ. Dev. Auth. Hosp. Facilities Rev. Series 2016:
5% 6/15/24	1,210	1,401
5% 6/15/25	1,000	1,170
5% 6/15/26	1,715	2,019
Virginia College Bldg. Auth. Edl. Facilities Rev. (21st Century College and Equip. Prog.) Series 2017 C, 5% 2/1/26	3,295	4,044
Virginia Pub. Bldg. Auth. Pub. Facilities Rev.:
Series 2013 A, 5% 8/1/22	3,775	4,400
Series 2016 A, 5% 8/1/22	5,345	6,229
Virginia Pub. School Auth. School Fing. Series 2015 A, 5% 8/1/22	11,780	13,729
York County Econ. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. and Pwr. Co. Proj.) Series 2009 A, 1.875%, tender 5/16/19 (a)	2,500	2,520

TOTAL VIRGINIA		45,297

Washington - 1.1%
Grant County Pub. Util. District #2 Series 2012 A:
5% 1/1/20	1,375	1,491
5% 1/1/21	1,865	2,084
King County Highline School District # 401 Series 2009, 5% 12/1/17	2,950	2,969
Port of Seattle Rev. Series 2016 B:
5% 10/1/20 (c)	2,935	3,237
5% 10/1/21 (c)	2,780	3,141
5% 10/1/22 (c)	2,500	2,875
5% 10/1/23 (c)	3,030	3,541
Tacoma Elec. Sys. Rev.:
Series 2013 A:
4% 1/1/21	2,000	2,179
5% 1/1/21	1,770	1,985
Series 2017:
5% 1/1/22	800	919
5% 1/1/25	675	819
5% 1/1/26	400	492
Washington Gen. Oblig. Series 2012 AR, 5% 7/1/18	5,000	5,149
Washington Health Care Facilities Auth. Rev. (Virginia Mason Med. Ctr. Proj.) Series 2017:
5% 8/15/25	1,000	1,167
5% 8/15/26	2,000	2,348
5% 8/15/27	2,175	2,554

TOTAL WASHINGTON		36,950

West Virginia - 0.4%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev. Bonds:
(Appalachian Pwr. Co. Amos Proj.) Series 2011 A, 1.7%, tender 9/1/20 (a)(c)	6,760	6,728
1.9%, tender 4/1/19 (a)	6,285	6,321

TOTAL WEST VIRGINIA		13,049

Wisconsin - 0.5%
Madison Gen. Oblig. Series 2014 A, 5% 10/1/21	3,215	3,682
Milwaukee County Arpt. Rev. Series 2013 A:
5% 12/1/20 (c)	1,330	1,468
5% 12/1/22 (c)	1,470	1,687
5.25% 12/1/23 (c)	1,540	1,809
Pub. Fin. Auth. Sr Liv Rev.:
( Mary's Woods At Marylhurst, Inc. Proj.) Series 2017 A, 5% 5/15/19 (d)	340	355
(Mary's Woods At Marylhurst, Inc. Proj.):
Series 2017 A, 5% 5/15/23 (d)	365	405
Series 2017 B-1 3.95% 11/15/24 (d)	215	221
Series 2017 B-2, 3.5% 11/15/23 (d)	280	285
Series 2017 B-3, 3% 11/15/22 (d)	380	385
Wisconsin Health & Edl. Facilities:
Bonds Series 2013 B, 4%, tender 3/1/18 (a)	2,090	2,115
Series 2014:
4% 5/1/18	375	380
4% 5/1/19	285	294
5% 5/1/20	410	441
5% 5/1/21	640	704
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Thedacare, Inc. Proj.) Series 2010, 5% 12/15/17	1,540	1,552
Series 2012, 5% 10/1/21	1,400	1,588

TOTAL WISCONSIN		17,371

TOTAL MUNICIPAL BONDS
(Cost $2,846,688)		2,880,704

Municipal Notes - 8.5%
California - 0.1%
San Jose Int'l. Arpt. Rev. Participating VRDN Series 2017, 1.14% 10/6/17 (Liquidity Facility Citibank NA) (a)(c)(f)	3,600	$3,600
Connecticut - 0.1%
Tolland Gen. Oblig. BAN Series 2017, 2% 5/24/18	1,310	1,317
Illinois - 0.3%
Chicago Board of Ed. Participating VRDN Series Floaters XG 01 08, 1.14% 10/6/17 (Liquidity Facility Barclays Bank PLC) (a)(f)	9,300	9,300
Chicago O'Hare Int'l. Arpt. Rev. Participating VRDN Series Floaters XL 00 49, 1.09% 10/6/17 (Liquidity Facility Citibank NA) (a)(c)(f)	1,600	1,600

TOTAL ILLINOIS		10,900

Louisiana - 0.1%
New Orleans Aviation Board Rev. Participating VRDN:
Series Floater ZF 24 97, 1.14% 10/6/17 (Liquidity Facility Citibank NA) (a)(c)(f)	1,400	1,400
Series Floaters XL 00 46, 1.14% 10/6/17 (Liquidity Facility Citibank NA) (a)(c)(f)	2,400	2,400

TOTAL LOUISIANA		3,800

Massachusetts - 0.2%
Massachusetts Edl. Fing. Auth. Rev. Participating VRDN Series Floaters XG 01 39, 1.14% 10/6/17 (Liquidity Facility Citibank NA) (a)(c)(f)	3,800	3,800
Worcester Gen. Oblig. BAN 2.25% 1/23/18	2,687	2,698

TOTAL MASSACHUSETTS		6,498

New Jersey - 1.4%
Collingswood BAN Series 2017 A, 2.5% 3/22/18	5,035	5,063
East Orange BAN Series 2017 A, 2.5% 3/26/18	11,600	11,680
Hackensack City Tax Appeal Nts BAN Series 2016, 2% 11/6/17	8,900	8,908
Maple Shade Township BAN Series 2017, 2.25% 9/7/18	2,300	2,319
Millstone Township Gen. Oblig. BAN Series 2017, 2.25% 9/12/18	2,300	2,323
New Brunswick Gen. Oblig. BAN Series 2017, 2% 6/4/18	9,800	9,854
New Jersey Health Care Facilities Fing. Auth. Rev. Participating VRDN Series Floaters ZM 05 46, 1.09% 10/6/17 (Liquidity Facility JPMorgan Chase Bank) (a)(f)	2,175	2,175
Roselle County of Union BAN Series 2017, 2.25% 9/14/18	2,500	2,523
South Brunswick Township BAN Series 2017, 2.25% 10/2/18 (b)	2,534	2,562

TOTAL NEW JERSEY		47,407

New York - 5.2%
Binghamton Gen. Oblig. BAN:
Series 2016, 2.5% 11/17/17	4,250	4,257
Series 2017 B, 2.5% 4/20/18	24,100	24,272
Broome County Gen. Oblig. BAN 2.5% 5/4/18	18,094	18,229
Canastota Central School District BAN Series 2017, 2.5% 7/20/18	3,200	3,232
Canton Cent School District BAN Series 2017, 2.25% 6/29/18	2,900	2,921
Central Valley Central School District BAN Series 2017, 2.5% 6/29/18	5,300	5,345
Copiague Union Free School District:
BAN 2.25% 3/30/18	15,500	15,580
TAN Series 2017, 2% 6/21/18	5,200	5,232
Corning School District Gen. Oblig. BAN Series 2017 B, 2.25% 6/21/18	2,300	2,318
East Aurora Union Free School District BAN Series A, 2.25% 8/1/18	2,100	2,116
Elmira City School District BAN Series B, 2.25% 6/28/18	2,800	2,820
Jamestown City School District BAN Series 2017, 2.5% 6/21/18	11,800	11,894
Lansingburgh Central School District BAN Series 2017, 2.5% 7/20/18	3,500	3,535
Lyons Cent School District BAN Series 2017, 2.25% 6/29/18	2,400	2,417
Marcellus Central School District BAN Series 2017, 2.25% 6/29/18	2,400	2,418
North Tonawanda City School District BAN Series 2017, 2.2% 8/24/18	4,450	4,492
Queensbury Union Free School District BAN Series 2017, 2.5% 7/13/18	5,600	5,654
Red Creek Central School District BAN Series 2017, 2.25% 6/29/18	3,750	3,775
Rockland County Gen. Oblig. TAN Series 2017, 2.5% 3/22/18	2,800	2,815
Rome City School District BAN Series 2017, 2.25% 8/3/18	7,300	7,358
South Glens Falls Central School District BAN Series 2017 A, 2.25% 7/27/18	6,610	6,663
Syracuse Gen. Oblig. RAN:
Series 2017, 2.25% 6/29/18 (b)	14,500	14,616
Series B, 2.25% 7/10/18 (b)	12,300	12,401
Wappingers Central School District TAN Series 2017, 1.5% 10/31/17	1,900	1,901
Yonkers Gen. Oblig. BAN Series 2017, 2.25% 11/17/17	13,675	13,690

TOTAL NEW YORK		179,951

Ohio - 0.3%
Avon Lake BAN Series 2017, 2.5% 7/11/18	4,900	4,948
Lakewood Ohio Income Tax Rev. BAN Series 2017, 2% 4/2/18	6,200	6,227

TOTAL OHIO		11,175

South Carolina - 0.5%
South Carolina Pub. Svc. Auth. Rev. Participating VRDN:
Series Floaters XM 02 91, 1.09% 10/6/17 (Liquidity Facility Royal Bank of Canada) (a)(f)	3,200	3,200
Series Floaters XM 03 84, 1.14% 10/6/17 (Liquidity Facility JPMorgan Chase Bank) (a)(f)	4,300	4,300
South Carolina St. Pub. Svc. Auth. Rev. Participating VRDN Series XG 0046, 1.14% 10/6/17 (Liquidity Facility Toronto-Dominion Bank) (a)(f)	11,025	11,025

TOTAL SOUTH CAROLINA		18,525

Utah - 0.3%
Salt Lake City Arpt. Rev. Participating VRDN:
Series 17 XM 0493, 1.19% 10/6/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(f)	6,700	6,700
Series 17 ZF 0540, 1.14% 10/6/17 (Liquidity Facility JPMorgan Chase Bank) (a)(f)	700	700
Series Floaters ZM 05 51, 1.12% 10/6/17 (Liquidity Facility Citibank NA) (a)(c)(f)	1,400	1,400

TOTAL UTAH		8,800

TOTAL MUNICIPAL NOTES
(Cost $291,989)		291,973
	Shares	Value (000s)

Money Market Funds - 8.8%
Fidelity Municipal Cash Central Fund, 0.98% (g)(h)
(Cost $301,652)	301,659,719	301,693
TOTAL INVESTMENT IN SECURITIES - 100.8%
(Cost $3,440,329)		3,474,370
NET OTHER ASSETS (LIABILITIES) - (0.8)%		(26,113)
NET ASSETS - 100%		$3,448,257

Security Type Abbreviations

BAN – BOND ANTICIPATION NOTE

RAN – REVENUE ANTICIPATION NOTE

TAN – TAX ANTICIPATION NOTE

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $20,858,000 or 0.6% of net assets.

 (e) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (f) Provides evidence of ownership in one or more underlying municipal bonds.

 (g) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

 (h) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Municipal Cash Central Fund	$1,177
Total	$1,177

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Municipal Securities	$3,172,677	$--	$3,172,677	$--
Money Market Funds	301,693	301,693	--	--
Total Investments in Securities:	$3,474,370	$301,693	$3,172,677	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Municipal Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Municipal Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	November 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	November 28, 2017

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	November 28, 2017